UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05084

Mutual of America Investment Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2020

Semi-Annual Reports of Investment Options Offered by Mutual of America Life Insurance Company

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus, which must precede or accompany this report.

August 2020

As a valued variable annuity owner or participant in a group variable annuity, we are pleased to provide you with the semi-annual fund reports for the investment options you have selected. Included in this booklet are the semi-annual reports of the Mutual of America Investment Corporation Funds. If you have also selected other investments options, you will receive semi-annual reports for those funds in a separate booklet or booklets. The reports provide an update on each portfolio’s performance as of June 30, 2020. Please note that portfolio performance does not take into account the fees charged by the annuity contract. When viewed net of these contract fees, your performance will be lower. As always, past performance cannot predict or guarantee future returns.

Mutual of America has specialized in providing retirement products and related services to organizations and their employees, as well as individuals, for more than 70 years. As a mutual company, we do not have stockholders and are not publicly traded. We operate solely for the benefit of our customers, managing the Company for their long-term interest, rather than for the short-term demands of stockholders.

Since 1945, Mutual of America has remained committed to offering plan sponsors, plan participants and individuals carefully selected, quality products and services at a competitive price and the personal attention they need to help build and preserve assets for a financially secure future. Integrity, prudence, and reliability are the values that have guided us since our inception and that continue to serve us well.

We hope you will find the enclosed information helpful. We appreciate and value your business and look forward to serving you in the future. If you have any questions, please call your local Mutual of America Regional Office or 1-800-468-3785.

Sincerely,

Mutual of America Life Insurance Company

Mutual of America Life Insurance Company	320 Park Avenue, New York, NY 10022-6839	mutualofamerica.com

JUNE 30, 2020

Semi-Annual Reports of Mutual of America Investment Corporation Funds

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus, which must precede or accompany this report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Mutual of America. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Mutual of America electronically by signing up for the eDocuments program. You can sign up for eDocuments by completing the Consent Agreement located on the Mutual of America website and indicating your consent to receive documents through the Mutual of America website.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by writing to us at 320 Park Avenue, New York, New York 10022, by calling 1-800-574-9267, or by sending an email to mutualofamerica@dfinsolutions.com. Your election to receive reports in paper will apply to all of the Funds.

MUTUAL OF AMERICA INVESTMENT CORPORATION

We are pleased to present the Mutual of America Investment Corporation (the “Investment Company”) Semi-Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the six months ended June 30, 2020.

During the first half of 2020 (as measured through June 30, 2020), the S&P 500® Index (S&P 500) declined 3.1%. This was a result of two very different market environments. In the first three months, the S&P 500 was down 19.6%, and in the last three months, it appreciated 20.5%, which was its best quarterly performance since the fourth quarter of 1998. Most other equity indexes — both domestic and around the world — also posted losses. U.S. small cap stocks as measured by the Russell 2000 retreated 13.0%. Internationally, the MSCI EAFE (International Developed Markets Stocks) and MSCI EM (Emerging Markets Stocks) returned -11.3% and -9.8%, respectively.

Bond prices, as measured by the Bloomberg Barclays US Aggregate Bond Index, advanced 6.1%. However, rising bond prices, which translate into falling yields, are generally indicative of rising concern that the economy is slowing and perhaps heading toward recession. The yield on the benchmark 10-year Treasury note started the year at 1.92% and dropped 126 basis points to end the second quarter at 0.66%.

The first six months of this year proved to be a period of unimaginable events and surprises. The Great Lockdown likely tipped the world into its deepest economic contraction since the Great Depression. The Coronavirus has caused a devasting loss of life throughout the world, including the deaths of more than 158,000 Americans through August 3, 2020.1 Since March 21, 2020, 54 million initial jobless claims have been filed, and the stock market experienced its quickest decline on record. However, as astonishing as the global pandemic and its economic impact have been, the resilience of the American people and the rapid recovery of the financial markets are just as remarkable.

Global stimulus has been massive

The efforts by the Fed and other central banks around the world to provide liquidity to their countries’ economies through direct intervention in credit markets are unprecedented. To date, the U.S. Government has allocated $9.5 trillion in fiscal and monetary stimulus, accounting for approximately 44.4% of its Gross Domestic Product (GDP). Globally, $23.0 trillion of stimulus has been provided, including the commitment by the U.S., with much of the rest coming from the Eurozone and Japan.

The fiscal and monetary support are the driving forces allowing financial markets to stabilize and equity markets to experience a dramatic recovery. Given that the second-quarter GDP came in at -32.9%, which is the sharpest downturn on record, there is likely to be more fiscal stimulus in the coming months. To that end, as the Fed previously stated, it is committed to doing whatever it takes to revive the economy.

Unemployment is high, but better than expected

America’s labor market, measured by the nonfarm payroll report, unexpectedly rebounded in May by adding 2.5 million jobs. June was another strong month, adding another 4.8 million nonfarm payroll jobs. The bounce-back signals the economy is picking up faster than anticipated in response to the damage caused by stay-at-home orders initiated by almost every state in March and April.

While the markets continued to rally on this fast turnaround in hiring, particularly among furloughed workers, some economists have questioned the reliability of these numbers as the unemployment status for many workers is changing rapidly. We think it would be prudent to observe more data points in the coming months before affirming a downward trend in unemployment rates. Moreover, an unemployment level of 11.1% is still extremely high and could take years to return to pre-pandemic levels — in fact, it is roughly double what the nation experienced during the entire financial crisis from 2007 to 2009.

Complicating the landscape even more is the increase in unemployment benefits of $600 a week that was approved by Congress with bipartisan support in late March and ended on July 31. Congress came up with the $600 figure because that amount, together with state benefits, added up to the average weekly wage; therefore, workers would earn their full paycheck while being temporarily laid off. However, job losses have been concentrated among workers who make below-average wages. As a result, about two-thirds of those eligible are collecting more in the enhanced benefits than they earned while working, according to a study by University of Chicago economists. Many argue that this is a disincentive for unemployed workers to return to work. Nonetheless, it is likely that some amount of increase in unemployment benefits will be part of the next round of fiscal stimulus being negotiated by the Administration with Congress.

1	Centers for Disease Control and Prevention (CDC).

Outlook

While some forecasters predict that the economic bottom in the U.S. is near, few expect the economy to snap back to the way it was before the pandemic. The mandatory closing of businesses and the various steps taken by the federal, state and local governments to deal with the pandemic and the economic pain it has caused may lead to unintended consequences. While the financial markets have responded positively to fiscal and monetary stimulus, along with initial stages of reopening the economy and better unemployment levels, many risks remain in a post-pandemic era. These include the ongoing massive debt burden, the upcoming U.S. presidential election, structurally higher unemployment levels, more government intervention, heightened trade tensions between the U.S. and China, and new ways to conduct business. The possibility of a significant return of the virus looms as well. In short, the financial markets may have rebounded nicely so far, but there are many issues to resolve before the real economy gets back on track.

The total return performance (net of investment management and other operating expenses) for each of the Investment Company Funds is reflected below:

Total Returns — Six Months Ended June 30, 2020

Equity Index Fund	- 3.16%
All America Fund	- 6.77%
Small Cap Value Fund	- 25.69%
Small Cap Growth Fund	+ 1.47%
Small Cap Equity Index Fund	- 18.13%
Mid Cap Value Fund	- 19.01%
Mid-Cap Equity Index Fund	- 12.84%
International Fund	- 11.26%
Composite Fund	- 1.02%
Retirement Income Fund	+ 1.66%
2010 Retirement Fund	+ 0.61%
2015 Retirement Fund	- 0.53%
2020 Retirement Fund	- 1.59%
2025 Retirement Fund	- 2.97%
2030 Retirement Fund	- 4.44%
2035 Retirement Fund	- 5.80%
2040 Retirement Fund	- 6.53%
2045 Retirement Fund	- 7.11%
2050 Retirement Fund	- 7.64%
2055 Retirement Fund	- 7.68%
2060 Retirement Fund	- 8.10%
Conservative Allocation Fund	+ 1.27%
Moderate Allocation Fund	- 2.14%
Aggressive Allocation Fund	- 5.51%
Money Market Fund	+ 0.39%
Mid-Term Bond Fund	+ 4.62%
Bond Fund	+ 6.17%

The above performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the six months ended June 30, 2020, compared to its relevant index.

Following the discussions are the graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

James J. Roth

Chairman of the Board,

President and Chief Executive Officer

Mutual of America Investment Corporation

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC.

EQUITY INDEX FUND (Unaudited)

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Fund’s performance for the six months ended June 30, 2020, was -3.09% before expenses and -3.16% after expenses. The benchmark returned -3.08%. Note that the Equity Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

ALL AMERICA FUND (Unaudited)

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% mid-cap capitalization stocks and 20% small cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the six months ended June 30, 2020, the S&P 500 of large capitalization stocks decreased by -3.08% on a total return basis, while the Russell® Midcap Core Index was down -9.12% and the Russell Midcap® Value Index was down -18.09%. The Russell 2000® Growth Index decreased -3.06% and the Russell 2000® Value Index decreased -23.50%.

The All America Fund’s return for the six months ended June 30, 2020, before expenses was -6.54% and -6.77% after expenses versus the benchmark return of -3.08% The underperformance of the Fund versus the S&P 500 during the year was due to the underperformance of the small and mid capitalization segments of the fund as compared to the large capitalization benchmark.

SMALL CAP VALUE FUND (Unaudited)

The investment objective of the Small Cap Value Fund is capital appreciation. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2020, the Small Cap Value Fund returned -25.38% before expenses and -25.69% after expenses versus a -23.50% return for the Russell 2000® Value Index.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Industrials and REITs, while sectors detracting from Fund performance included Health Care and Finance.

SMALL CAP GROWTH FUND (Unaudited)

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 1.89% before expenses and 1.47% after expenses during the six months ended June 30, 2020. The Fund’s benchmark, the Russell 2000® Growth Index, returned -3.06% for the comparable period.

Holding to our investment discipline buoyed our performance during the market downdraft of the first quarter as non-earners and highly levered companies declined sharply. As the market rallied in the second quarter, we kept pace.

For the six month period, Health Care and Technology contributed the most to our outperformance while the Consumer Discretionary and Financial sectors detracted the most from our performance. Overall stock selection was significantly positive to our performance as opposed to sector allocation.

Given fears of slowing global growth, consumer spending and consumer credit fears remain concerns for the overall equity market.

SMALL CAP EQUITY INDEX FUND (Unaudited)

The Small Cap Equity Index Fund invests in the 600 stocks that comprise the S&P SmallCap 600® Index (S&P SmallCap 600). The S&P SmallCap 600 is a market-weighted index of 600 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P SmallCap 600’s performance directly proportional to that company’s market value.

The Small Cap Equity Index Fund’s return for the six months ended June 30, 2020, was -18.07% before expenses and -18.13% after expenses. The return of the S&P SmallCap 600 was -17.85%. Note that the performance of the Small Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID CAP VALUE FUND (Unaudited)

The investment objective of the Mid Cap Value Fund is to outperform the Russell Midcap® Value Index. The Mid Cap Value Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the six months ended June 30, 2020, the Mid Cap Value Fund returned -18.73% before expenses and -19.01% after expenses versus a -18.09% return for the Russell Midcap® Value Index.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Retail and REITs, while sectors detracting from Fund performance included Insurance and Energy.

MID-CAP EQUITY INDEX FUND (Unaudited)

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Fund’s performance for the six months ended June 30, 2020, was -12.78% before expenses and -12.84% after expenses. The return of the S&P MidCap 400 was -12.78%. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

INTERNATIONAL FUND (Unaudited)

The International Fund seeks capital appreciation by investing, directly or indirectly, mainly in exchange traded funds that invest in stocks of large and mid-cap companies in developed market countries located outside of the United States and Canada that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Currently the International Fund is invested mainly in exchange traded funds that reflect, replicate or follow the country weightings of the MSCI EAFE® Index. The Fund also has invested a small percentage of assets in exchange traded funds that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries.

For the six months ended June 30, 2020, the International Fund returned -11.20% before expenses and -11.26% after expenses. The return of the MSCI EAFE benchmark was -11.34%. The fund’s benchmark closes earlier in the day than the actual market for the fund’s investments. This time lag can result in both positive and negative performance differences.

COMPOSITE FUND (Unaudited)

The Composite Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.

The primary investment objective of the fixed income portion of the fund is to provide a high level of current income, consistent with capital preservation, while minimizing volatility. It does this by investing primarily in investment grade publicly traded debt securities. The securities held include corporate, U.S. agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

For the six months ended June 30, 2020, the fixed income portion of the Fund had a total return of 6.48% before expenses. The Bloomberg Barclays U.S. Aggregate Index returned 6.14% for the six months ended June 30, 2020. All the asset classes represented in the Index delivered positive results during the period. In general, higher quality bonds outperformed lower and those with longer maturities outperformed shorter.

The primary objective of the equity portion of the Composite Fund is to provide exposure to a diversified portfolio of primarily large capitalization, domestic equity securities that have the potential to outperform their peer group over the medium to long term. The portfolio has a focus on dividend income and aims to continually earn a dividend yield that is higher than that of its benchmark without taking significant over or under weights in any sector.

For the six months ended June 30, 2020, the equity portion of the Fund had a total return of -5.91% (before expenses), underperforming the S&P 500® Index (S&P 500) which decreased -3.08%. The underperformance of the Fund was due to less favorable stock selection, as the dividend paying stocks favored by the Fund’s strategy were generally not in favor during the year.

The Fund’s aggregate performance for the six months ended June 30, 2020, was -0.77% before expenses and -1.02% after expenses, versus a 1.57% return in the weighted benchmark.

RETIREMENT INCOME FUND (Unaudited)

The objective of the Retirement Income Fund is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Fund invests primarily in the fixed-income funds of the Investment Company and also invests in two equity funds of the Investment Company. The Fund’s current target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond, 30% in the Mid-Term Bond Funds and 15% in the Money Market Fund) and approximately 25% of net assets in equity funds (20% in the Equity Index Fund and 5% in the Mid-Cap Equity Index Fund).

Performance for the Retirement Income Fund is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (60% weighting), the FTSE 3-Month Treasury Bill Index (15% weighting) and the S&P 500® Index (25% weighting). For the six months ended June 30, 2020, the Fund returned 1.73% before expenses and 1.66% after expenses, versus a 3.74% return in the weighted benchmark.

2010 RETIREMENT FUND (Unaudited)

The objective of the 2010 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2010. The 2010 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond Fund, 30% in the Mid-Term Bond Fund and 15% in the Money Market Fund) and approximately 25% of net assets in equity funds (20% in the Equity Index Fund and 5% in the Mid-Cap Equity Index Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2010 Retirement Fund is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (60% weighting), the FTSE 3-Month Treasury Bill Index (15% weighting) and the S&P 500® Index (25% weighting). For the six months ended June 30, 2020, the Fund returned 0.63% before expenses and 0.61% after expenses, versus a 3.74 % return in the weighted benchmark.

2015 RETIREMENT FUND (Unaudited)

The objective of the 2015 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2015. The 2015 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 65% of net assets in fixed-income funds (30% in the Bond Fund, 25% in the Mid-Term Bond Fund and 10% in the Money Market Fund) and approximately 35% of net assets in equity funds (approximately 22% in the Equity Index Fund, 8% in the Mid-Cap Equity Index Fund and 5% in the International Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2015 Retirement Fund is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (55% weighting), the FTSE 3-Month Treasury Bill Index (10% weighting) and the S&P 500® Index (35% weighting). For the six months ended June 30, 2020, the Fund returned -0.46% before expenses and -0.53% after expenses, versus a 3.26% return in the weighted benchmark.

2020 RETIREMENT FUND (Unaudited)

The objective of the 2020 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2020. The 2020 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 45% of net assets in equity funds (approximately 25% in the Equity Index Fund, 10% in the Mid-Cap Equity Index Fund, 8% in the International Fund and 1% each in the Small Cap Growth and Small Cap Value Funds) and approximately 55% of net assets in fixed-income funds (28% in the Bond Fund, 22% in the Mid-Term Bond Fund and 5% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2020 Retirement Fund is compared to the S&P 500® Index (45% weighting), the FTSE 3-Month Treasury Bill Index (5% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (50% weighting). For the six months ended June 30, 2020, the Fund returned -1.55% before expenses and -1.59% after expenses, versus a 2.70% return in the weighted benchmark.

2025 RETIREMENT FUND (Unaudited)

The objective of the 2025 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 55% of net assets in equity funds (approximately 29% in the Equity Index Fund, 12% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 2% each in the Small Cap Growth and Small Cap Value Funds) and approximately 45% of net assets in fixed-income funds (27% in the Bond Fund and 18% in the Mid-Term Bond Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2025 Retirement Fund is compared to the S&P 500® Index (55% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (45% weighting). For the six months ended June 30, 2020, the Fund returned -2.93% before expenses and -2.97% after expenses, versus a 2.06% return in the weighted benchmark.

2030 RETIREMENT FUND (Unaudited)

The objective of the 2030 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 67% of net assets in equity funds (approximately 33% in the Equity Index Fund, 16% in the Mid-Cap Equity Index Fund, 12% in the International Fund and 3% each in the Small Cap Growth and Small Cap Value Funds) and approximately 33% of net assets in fixed-income funds (23% in the Bond Fund and 10% in the Mid-Term Bond Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2030 Retirement Fund is compared to the S&P 500® Index (67% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (33% weighting). For the six months ended June 30, 2020, the Fund returned -4.40% before expenses and -4.44% after expenses, versus a 0.85% return in the weighted benchmark.

2035 RETIREMENT FUND (Unaudited)

The objective of the 2035 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 77% of net assets in equity funds (approximately 35% in the Equity Index Fund, 18% in the Mid-Cap Equity Index Fund, 15% in the International Fund, 4% each in the Small Cap Growth and Small Cap Value Funds and 1% in the Small-Cap Equity Index Fund) and approximately 23% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2035 Retirement Fund is compared to the S&P 500® Index (77% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (23% weighting). For the six months ended June 30, 2020, the Fund returned -5.76% before expenses and -5.80% after expenses, versus a -0.25% return in the weighted benchmark.

2040 RETIREMENT FUND (Unaudited)

The objective of the 2040 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 84% of net assets in equity funds (approximately 35% in the Equity Index Fund, 21% in the Mid-Cap Equity Index Fund, 18% in the International Fund, 4% each in the Small Cap Growth and Small Cap Value Funds and 2% in the Small-Cap Equity Index Fund) and approximately 16% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2040 Retirement Fund is compared to the S&P 500® Index (84% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (16% weighting). For the six months ended June 30, 2020, the Fund returned -6.49% before expenses and -6.53% after expenses, versus a -1.07 return in the weighted benchmark.

2045 RETIREMENT FUND (Unaudited)

The objective of the 2045 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 86% of net assets in equity funds (approximately 35% in the Equity Index Fund, 21% in the Mid-Cap Equity Index Fund, 18% in the International Fund, 5% each in the Small Cap Growth and Small Cap Value Funds and 2% in the Small-Cap Equity Index Fund) and approximately 14% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2045 Retirement Fund is compared to the S&P 500® Index (86% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (14% weighting). For the six months ended June 30, 2020, the Fund returned -7.07% before expenses and -7.11% after expenses, versus a -1.31% return in the weighted benchmark.

2050 RETIREMENT FUND (Unaudited)

The objective of the 2050 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2050. The 2050 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 88% of net assets in equity funds (approximately 34% in the Equity Index Fund, 22% in the Mid-Cap Equity Index Fund, 19% in the International Fund, 5% each in the Small Cap Growth and Small Cap Value Funds and 3% in the Small-Cap Equity Index Fund) and approximately 12% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2050 Retirement Fund is compared to the S&P 500® Index (88% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (12% weighting). For the six months ended June 30, 2020, the Fund returned -7.60% before expenses and -7.64% after expenses, versus a -1.55% return in the weighted benchmark.

2055 RETIREMENT FUND (Unaudited)

The objective of the 2055 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2055. The 2055 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 90% of net assets in equity funds (approximately 34% in the Equity Index Fund, 22% in the Mid-Cap Equity Index Fund, 19% in the International Fund, 6% each in the Small Cap Growth and Small Cap Value Funds and 3% in the Small-Cap Equity Index Fund) and approximately 10% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2055 Retirement Fund is compared to the S&P 500® Index (90% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (10% weighting). For the six months ended June 30, 2020, the Fund returned -7.62% before expenses and -7.68% after expenses, versus a -1.80% return in the weighted benchmark.

2060 RETIREMENT FUND (Unaudited)

The objective of the 2060 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2060. The 2060 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 92% of net assets in equity funds (approximately 33% in the Equity Index Fund, 23% in the Mid-Cap Equity Index Fund, 20% in the International Fund, 6% each in the Small Cap Growth and Small Cap Value Funds and 4% in the Small-Cap Equity Index Fund) and approximately 8% of net assets in the Bond (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2060 Retirement Fund is compared to the S&P 500® Index (92% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (8% weighting). For the six months ended June 30, 2020, the Fund returned -8.08% before expenses and -8.10% after expenses, versus a -2.05% return in the weighted benchmark.

CONSERVATIVE ALLOCATION FUND (Unaudited)

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income funds of the Investment Company and also invests in the equity funds of the Investment Company. The Conservative Allocation Fund’s target allocation is approximately 65% of net assets in fixed-income funds (approximately 30% in the Bond Fund and 35% in the Mid-Term Bond Fund) and approximately 35% of net assets in equity funds (approximately 25% in the Equity Index Fund, 5% in the Mid-Cap Equity Index Fund and 5% in the International Fund).

Performance for the Conservative Allocation Fund is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (65% weighting) and the S&P 500® Index (35% weighting). For the six months ended June 30, 2020, the Conservative Allocation Fund returned 1.31% before expenses and 1.27% after expenses, versus a 3.82% return in the weighted benchmark.

MODERATE ALLOCATION FUND (Unaudited)

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Moderate Allocation Fund’s target allocation is approximately 60% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund and 10% in the International Fund) and approximately 40% of net assets in fixed-income funds (approximately 25% of its net assets in the Bond Fund and approximately 15% of its net assets in the Mid-Term Bond Fund).

Performance for the Moderate Allocation Fund is compared to the S&P 500® Index (60% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (40% weighting). For the six months ended June 30, 2020, the Moderate Allocation Fund returned -2.12% before expenses and -2.14% after expenses, versus a 1.57% return for the weighted benchmark.

AGGRESSIVE ALLOCATION FUND (Unaudited)

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Aggressive Allocation Fund’s target allocation is approximately 80% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 5% each in the Small Cap Value Fund and Small Cap Growth Funds and 15% in the International Fund) and approximately 20% of net assets in the Bond Fund.

Performance for the Aggressive Allocation Fund is compared to the S&P 500® Index (80% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (20% weighting). For the six months ended June 30, 2020, the Aggressive Allocation Fund returned -5.49% before expenses and -5.51% after expenses, versus an -0.60% return for the weighted benchmark.

MONEY MARKET FUND (Unaudited)

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the six months ended June 30, 2020, the Money Market Fund returned 0.51% before expenses and 0.39% after expenses, compared to a 0.52% return for the FTSE 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

Early in the year the Federal Reserve governors (the Fed) had telegraphed a neutral stance with respect to adjustments to the Fed Funds target. The emergence and economic impact of the Covid-19 virus quickly changed those plans as the Fed lowered rates twice, an inter-meeting cut of 50 basis points on March 3 and a 100 basis points, or 1.00% easing on March 15. This action returned the target range to 0-0.25%, a level first seen during the Global Financial Crisis of 2008-2009. Additionally, The Fed has implemented eleven programs since March designed to facilitate market liquidity. These programs are independent of the Fed’s commitment to buy Treasuries and mortgage-backed securities. The effect of these measures was the growth of the Fed’s balance sheet from $4.2 trillion in late February to $7.1 trillion in late June and the collapse of the three month Treasury-bill yield from about 1.50% in January to 0.13% at the end of June with a brief period in late March when it yielded less than 0%.

The Fund’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity. On June 30, 2020, the fund held 29% U.S. Treasury Bills, 13% U.S. agency discount notes and the remainder in commercial paper and corporate bonds with less than three months to maturity. The average maturity was 32 days.

The seven-day effective yield as of August 11, 2020, was -0.07%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MID-TERM BOND FUND (Unaudited)

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The portfolio continues to emphasize corporate issues, particularly

BBB-rated bonds, in order to capture incremental income. The Fund will continue to focus on income, rather than market volatility, to achieve superior returns over market cycles. The objective of the Fund is to maintain a maturity profile similar to that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index benchmark. To achieve the duration target, intermediate corporate and U.S. Treasury maturities are emphasized. In addition, the Fund’s corporate positions will remain highly diversified in order to help shield the portfolio from any credit risks.

For the six months ended June 30, 2020, the Mid-Term Bond Fund returned 4.86% before expenses and 4.62% after expenses versus a 5.28% return of the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index during the same period. The Fund’s shorter duration relative to its benchmark contributed to the underperformance.

BOND FUND (Unaudited)

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include corporate, U.S. agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

Over the long term, the Bond Fund’s strategy is to overweight corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, with an overweighting of BBB-rated issuers. To achieve the duration target, intermediate corporate and longer U.S. Treasury maturities are emphasized. The Bond Fund also stresses diversification in order to protect the Fund from unexpected credit events. Few corporate holdings exceed one-half of one percent of the Fund’s value. This extreme diversification will be maintained going forward as part of our risk control.

The fixed income market posted strong returns in the first six months of the year. The benchmark returned 6.14% for the two-quarter period ending June 30, 2020. All the asset classes represented in the Index delivered positive results during the period. In general, higher quality bonds outperformed lower and those with longer maturities outperformed shorter. Much of that was driven by the decrease in interest rates as Treasuries performed best. For the two quarters ending June 30, 2020, the Bond Fund returned 6.40% before expenses and 6.17% after expenses. The Fund’s outperformance was driven primarily by its exposure to intermediate and long-dated Treasuries and its underweight position in long-dated BBB securities.

Early in the year the Federal Reserve governors (the Fed) had telegraphed a neutral stance with respect to adjustments to the Fed Funds target. The emergence and economic impact of the Covid-19 virus quickly changed those plans as the Fed lowered rates twice, an inter-meeting cut of 50 basis points on March 3 and a 100 basis points, or 1.00% easing on March 15. This action returned the target range to 0-0.25%, a level first seen during the Global Financial Crisis of 2008-2009. Additionally, The Fed has implemented eleven programs since March designed to facilitate market liquidity. These programs are independent of the Fed’s commitment to buy Treasuries and mortgage-backed securities. The effect of these measures was the growth of the Fed’s balance sheet from $4.2 trillion in late February to $7.1 trillion in late June and the collapse of the three month Treasury-bill yield from about 1.50% in January to 0.13% at the end of June with a brief period in late March when it yielded less than 0%.

Interest rates traded with a slight downward bias for the first six weeks of the year. In March however, concerns about the strength of the Covid-19 economy and the collapse in crude oil prices served to quickly push yields to all-time lows. On March 9, for example, the thirty-year Treasury yield was less than 1%. Federal Reserve cuts of the Fed Funds target had a visible effect on the shape of the interest rate curve. As would be expected with these actions by the Fed, the curve steepened as yields on short-dated Treasuries fell more than did the yields of long-dated Treasuries. Two-year Treasury Notes yielded 1.57% on December 31, 2019 and 0.15% on June 30, 2020, a 142 basis point drop. Ten-year yields fell 126 basis points or 1.26% to 0.66%. The thirty-year bond yield fell the least with a 98 basis point drop to 1.41%.

Investment grade spreads ended 2019 at close to post-economic crisis tights. Much like Treasury yields, spreads moved without much direction through mid-February. Then, spreads which usually widen as conditions worsen did just that. By March 23, investment grade corporate bond spreads had widened to levels not seen since 2009. Spreads on bonds maturing in less than a year were greater than those of longer paper, a sign of market disfunction. It was about that time the Fed instituted several of the programs designed to restore liquidity and confidence to the market. It was met with some success as, by June 30, corporate spreads had recovered about half the widening of the January through March period.

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2020 (Unaudited)

Equity Index Fund

All America Fund

Small Cap Value Fund

Small Cap Growth Fund

Small Cap Equity Index Fund

Mid Cap Value Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2020 (Unaudited) (Continued)

Mid-Cap Equity Index Fund

International Fund

Composite Fund

Retirement Income Fund

2010 Retirement Fund

2015 Retirement Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2020 (Unaudited) (Continued)

2020 Retirement Fund

2025 Retirement Fund

2030 Retirement Fund

2035 Retirement Fund

2040 Retirement Fund

2045 Retirement Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2020 (Unaudited) (Continued)

2050 Retirement Fund

2055 Retirement Fund

2060 Retirement Fund

Conservative Allocation Fund

Moderate Allocation Fund

Aggressive Allocation Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2020 (Unaudited) (Continued)

Money Market Fund

Mid-Term Bond Fund

Bond Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to reimburse the direct non-advisory operating expenses of any Allocation or Retirement Fund (each a “Fund of Funds”) that has less than $50 million in average daily net assets for the prior calendar year. This contractual obligation remains in effect through April 30, 2021 and will continue for succeeding 12 month periods ending April 30th unless i) The Fund of Funds has at least $50 million in average daily net assets for the prior calendar year, ii) the Investment Company gives not less than 30 days written notice to the Adviser, or iii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. Furthermore, the Funds’ Adviser has contractually agreed to reimburse the non-advisory operating expenses of the Small Cap Equity Index Fund to the extent that such operating expenses exceed 0.07% of net assets. This contractual obligation remains in effect through April 30, 2021 and continues into successive 12 month periods ending April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2020 and held for the entire period ending June 30, 2020 under the expense reimbursement agreement in effect during that period as described above.

The estimate of expenses does not include fees and charges associated with your variable annuity contract or variable life insurance policy. If those fees and charges were included, the estimate of expenses for the period would be higher and your ending account value would be lower.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other non-Mutual of America funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Investment Corporation does not charge.

Equity Index Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$968.42	$0.69
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.70

*	Expenses are equal to the Fund’s annual expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

All America Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$932.35	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.96	$2.56

*	Expenses are equal to the Fund’s annual expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$743.17	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.12

*	Expenses are equal to the Fund’s annual expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$1,014.66	$4.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.12

*	Expenses are equal to the Fund’s annual expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Equity Index Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$818.76	$0.63
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.70

*	Expenses are equal to the Fund’s annual expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Mid Cap Value Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$809.89	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.52

*	Expenses are equal to the Fund’s annual expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$871.58	$0.70
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$0.75

*	Expenses are equal to the Fund’s annual expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

International Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$887.43	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.73	$1.81

*

Expenses are equal to the Fund’s annual expense ratio of 0.36% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Composite Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$989.75	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.96	$2.56

*	Expenses are equal to the Fund’s annual expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Retirement Income Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$1,016.62	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.41

*

Expenses are equal to the Fund’s annual expense ratio of 0.48% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2010 Retirement Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$1,006.15	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.57	$1.96

*

Expenses are equal to the Fund’s annual expense ratio of 0.39% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2015 Retirement Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$994.71	$2.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	$2.36

*

Expenses are equal to the Fund’s annual expense ratio of 0.47% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2020 Retirement Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$984.11	$1.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.01

*

Expenses are equal to the Fund’s annual expense ratio of 0.40% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2025 Retirement Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$970.32	$1.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$1.91

*

Expenses are equal to the Fund’s annual expense ratio of 0.38% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2030 Retirement Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$955.59	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.73	$1.81

*

Expenses are equal to the Fund’s annual expense ratio of 0.36% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2035 Retirement Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$942.01	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.78	$1.76

*

Expenses are equal to the Fund’s annual expense ratio of 0.35% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2040 Retirement Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$934.64	$1.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.83	$1.71

*

Expenses are equal to the Fund’s annual expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2045 Retirement Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$928.92	$1.68
Hypothetical (5% return before expenses)	$1,000.00	$1,022.78	$1.76

*

Expenses are equal to the Fund’s annual expense ratio of 0.35% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2050 Retirement Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$923.66	$1.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.73	$1.81

*

Expenses are equal to the Fund’s annual expense ratio of 0.36% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2055 Retirement Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$923.17	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.47	$2.06

*

Expenses are equal to the Fund’s annual expense ratio of 0.41% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2060 Retirement Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$919.01	$1.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.88	$1.66

*

Expenses are equal to the Fund’s annual expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Conservative Allocation Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$1,012.70	$2.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.42	$2.11

*

Expenses are equal to the Fund’s annual expense ratio of 0.42% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Moderate Allocation Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$978.58	$1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.98	$1.56

*

Expenses are equal to the Fund’s annual expense ratio of 0.31% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Aggressive Allocation Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$944.91	$1.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.93	$1.61

*

Expenses are equal to the Fund’s annual expense ratio of 0.32% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$1,003.87	$1.25
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Mid-Term Bond Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$1,046.26	$2.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.31

*	Expenses are equal to the Fund’s annual expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Bond Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$1,061.72	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.21

*	Expenses are equal to the Fund’s annual expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (10.7%)
Activision Blizzard, Inc.	95,248	$7,229,323
Alphabet, Inc. Cl A*	36,730	52,084,977
Alphabet, Inc. Cl C*	35,796	50,601,584
AT&T, Inc.	880,357	26,613,192
CenturyLink, Inc.	121,317	1,216,810
Charter Communications, Inc. Cl A*	18,743	9,559,680
Comcast Corp. Cl A	560,452	21,846,419
Discovery, Inc. Cl A*	19,571	412,948
Discovery, Inc. Cl C*	38,884	748,906
DISH Network Corp. Cl A*	31,114	1,073,744
Electronic Arts, Inc.*	35,514	4,689,624
Facebook, Inc. Cl A*	291,207	66,124,373
Fox Corp. Cl A	42,553	1,141,271
Fox Corp. Cl B	19,830	532,237
Interpublic Group of Cos., Inc.	48,631	834,508
Live Nation Entertainment, Inc.*	17,691	784,242
Netflix, Inc.*	53,831	24,495,258
News Corp. Cl A	47,391	562,057
News Corp. Cl B	14,899	178,043
Omnicom Group, Inc.	26,808	1,463,717
Take-Two Interactive Software, Inc.*	14,046	1,960,400
T-Mobile US, Inc.*	69,993	7,289,771
T-Mobile US, Inc. — rights issue exp. 07/31/2020*	46,920	7,883
Twitter, Inc.*	95,193	2,835,799
Verizon Communications, Inc.	510,688	28,154,229
ViacomCBS, Inc. Cl B	66,823	1,558,312
Walt Disney Co.	221,709	24,722,771

		338,722,078

CONSUMER DISCRETIONARY (10.7%)
Advance Auto Parts, Inc.	8,505	1,211,537
Amazon.com, Inc.*	51,246	141,378,490
Aptiv PLC	32,905	2,563,958
AutoZone, Inc.*	2,877	3,245,601
Best Buy Co., Inc.	27,834	2,429,073
Booking Hldgs., Inc.*	4,983	7,934,630
BorgWarner, Inc.	25,266	891,890
CarMax, Inc.*	20,762	1,859,237
Carnival Corp.	58,467	960,028
Chipotle Mexican Grill, Inc. Cl A*	3,147	3,311,777
Darden Restaurants, Inc.	16,026	1,214,290
Dollar General Corp.	31,126	5,929,814
Dollar Tree, Inc.*	29,042	2,691,613
Domino’s Pizza, Inc.	4,807	1,775,898
DR Horton, Inc.	41,510	2,301,729
eBay, Inc.	82,337	4,318,576
Expedia Group, Inc.	16,612	1,365,506
Ford Motor Co.	488,757	2,971,643
Gap, Inc.	25,869	326,467
Garmin Ltd.	17,859	1,741,252
General Motors Co.	154,599	3,911,355
Genuine Parts Co.	17,807	1,548,497
H&R Block, Inc.	24,021	343,020
Hanesbrands, Inc.	43,003	485,504

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Hasbro, Inc.	15,750	$1,180,462
Hilton Worldwide Hldgs., Inc.	33,988	2,496,419
Home Depot, Inc.	133,360	33,408,014
Kohl’s Corp.	19,211	399,012
L Brands, Inc.	29,262	438,052
Las Vegas Sands Corp.	40,929	1,863,907
Leggett & Platt, Inc.	16,224	570,274
Lennar Corp. Cl A	34,365	2,117,571
LKQ Corp.*	37,071	971,260
Lowe’s Cos., Inc.	93,324	12,609,939
Marriott International, Inc. Cl A	33,169	2,843,578
McDonald’s Corp.	91,779	16,930,472
MGM Resorts International	60,669	1,019,239
Mohawk Industries, Inc.*	7,252	737,964
Newell Brands, Inc.	46,731	742,088
NIKE, Inc. Cl B	152,886	14,990,472
Norwegian Cruise Line Hldgs. Ltd.*	31,805	522,556
NVR, Inc.*	435	1,417,556
O’Reilly Automotive, Inc.*	9,066	3,822,860
PulteGroup, Inc.	31,443	1,070,005
PVH Corp.	8,677	416,930
Ralph Lauren Corp. Cl A	5,951	431,567
Ross Stores, Inc.	43,444	3,703,167
Royal Caribbean Cruises Ltd.	21,350	1,073,905
Starbucks Corp.	143,519	10,561,563
Tapestry, Inc.	33,240	441,427
Target Corp.	60,543	7,260,922
Tiffany & Co.	13,345	1,627,289
TJX Cos., Inc.	145,460	7,354,458
Tractor Supply Co.	14,238	1,876,426
Ulta Beauty, Inc.*	7,037	1,431,467
Under Armour, Inc. Cl A*	23,296	226,903
Under Armour, Inc. Cl C*	24,130	213,309
VF Corp.	39,371	2,399,269
Whirlpool Corp.	7,624	987,537
Wynn Resorts Ltd.	11,805	879,354
Yum! Brands, Inc.	37,138	3,227,664

		340,976,242

CONSUMER STAPLES (6.9%)
Altria Group, Inc.	230,100	9,031,425
Archer-Daniels-Midland Co.	68,224	2,722,138
Brown-Forman Corp. Cl B	22,456	1,429,549
Campbell Soup Co.	20,625	1,023,619
Church & Dwight Co., Inc.	30,165	2,331,755
Clorox Co.	15,230	3,341,005
Coca-Cola Co.	476,056	21,270,182
Colgate-Palmolive Co.	103,766	7,601,897
Conagra Brands, Inc.	59,209	2,082,381
Constellation Brands, Inc. Cl A	20,674	3,616,916
Costco Wholesale Corp.	53,844	16,326,039
Coty, Inc. Cl A	34,793	155,525
Estee Lauder Cos., Inc. Cl A	27,430	5,175,492
General Mills, Inc.	74,186	4,573,567
Hershey Co.	18,178	2,356,232
Hormel Foods Corp.	34,098	1,645,910

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
JM Smucker Co.	13,967	$1,477,848
Kellogg Co.	30,794	2,034,252
Kimberly-Clark Corp.	41,755	5,902,069
Kraft Heinz Co.	76,632	2,443,795
Kroger Co.	97,000	3,283,450
Lamb Weston Hldgs., Inc.	17,722	1,132,967
McCormick & Co., Inc.	15,209	2,728,647
Molson Coors Brewing Co. Cl B	23,318	801,207
Mondelez International, Inc. Cl A	174,607	8,927,656
Monster Beverage Corp.*	45,703	3,168,132
PepsiCo, Inc.	169,270	22,387,650
Philip Morris International, Inc.	191,478	13,414,949
Procter & Gamble Co.	300,216	35,896,827
Sysco Corp.	61,594	3,366,728
Tyson Foods, Inc. Cl A	36,185	2,160,606
Walgreens Boots Alliance, Inc.	89,277	3,784,452
Walmart, Inc.	172,586	20,672,351

		218,267,218

ENERGY (2.8%)
Apache Corp.	46,161	623,173
Baker Hughes Co. Cl A	82,054	1,262,811
Cabot Oil & Gas Corp.	49,536	851,028
Chevron Corp.	229,798	20,504,876
Concho Resources, Inc.	24,144	1,243,416
ConocoPhillips	132,736	5,577,567
Devon Energy Corp.	46,744	530,077
Diamondback Energy, Inc.	19,543	817,288
EOG Resources, Inc.	71,057	3,599,748
Exxon Mobil Corp.	522,238	23,354,483
Halliburton Co.	108,072	1,402,775
Hess Corp.	31,706	1,642,688
HollyFrontier Corp.	18,510	540,492
Kinder Morgan, Inc.	238,237	3,614,055
Marathon Oil Corp.	96,920	593,150
Marathon Petroleum Corp.	79,945	2,988,344
National Oilwell Varco, Inc.	48,527	594,456
Noble Energy, Inc.	58,163	521,140
Occidental Petroleum Corp.	108,799	1,991,022
ONEOK, Inc.	54,281	1,803,215
Phillips 66	53,598	3,853,696
Pioneer Natural Resources Co.	20,184	1,971,977
Schlumberger Ltd.	172,941	3,180,385
TechnipFMC PLC	52,134	356,597
Valero Energy Corp.	50,866	2,991,938
Williams Cos., Inc.	147,675	2,808,779

		89,219,176

FINANCIALS (10.0%)
Aflac, Inc.	88,217	3,178,459
Allstate Corp.	38,496	3,733,727
American Express Co.	81,214	7,731,573
American International Group, Inc.	106,387	3,317,147
Ameriprise Financial, Inc.	15,182	2,277,907
Aon PLC Cl A	28,296	5,449,810
Arthur J. Gallagher & Co.	23,574	2,298,229

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Assurant, Inc.	7,387	$763,003
Bank of America Corp.	967,355	22,974,681
Bank of New York Mellon Corp.	100,160	3,871,184
Berkshire Hathaway, Inc. Cl B*	239,149	42,690,488
BlackRock, Inc. Cl A	19,090	10,386,678
Capital One Financial Corp.	56,252	3,520,813
Cboe Global Markets, Inc.	13,719	1,279,708
Charles Schwab Corp.	143,123	4,828,970
Chubb Ltd.	55,578	7,037,286
Cincinnati Financial Corp.	18,586	1,190,062
Citigroup, Inc.	259,380	13,254,318
Citizens Financial Group, Inc.	53,557	1,351,779
CME Group, Inc. Cl A	44,285	7,198,084
Comerica, Inc.	17,502	666,826
Discover Financial Svcs.	37,772	1,891,999
E*TRADE Financial Corp.	27,292	1,357,231
Everest Re Group Ltd.	4,904	1,011,205
Fifth Third Bancorp	89,414	1,723,902
First Republic Bank	21,355	2,263,416
Franklin Resources, Inc.	34,033	713,672
Globe Life, Inc.	12,184	904,418
Goldman Sachs Group, Inc.	38,233	7,555,605
Hartford Financial Svcs. Group, Inc.	44,328	1,708,844
Huntington Bancshares, Inc.	126,533	1,143,226
Intercontinental Exchange, Inc.	67,242	6,159,367
Invesco Ltd.	45,820	493,023
JPMorgan Chase & Co.	376,354	35,399,857
KeyCorp	123,021	1,498,396
Lincoln National Corp.	24,220	891,054
Loews Corp.	29,530	1,012,584
M&T Bank Corp.	16,095	1,673,397
MarketAxess Hldgs., Inc.	4,593	2,300,726
Marsh & McLennan Cos., Inc.	62,749	6,737,360
MetLife, Inc.	95,908	3,502,560
Moody’s Corp.	19,705	5,413,555
Morgan Stanley	147,698	7,133,813
MSCI, Inc. Cl A	10,314	3,443,019
Nasdaq, Inc.	14,146	1,690,023
Northern Trust Corp.	25,798	2,046,813
People’s United Financial, Inc.	53,064	613,950
PNC Financial Svcs. Group, Inc.	53,045	5,580,864
Principal Financial Group, Inc.	31,883	1,324,420
Progressive Corp.	72,293	5,791,392
Prudential Financial, Inc.	48,971	2,982,334
Raymond James Financial, Inc.	15,105	1,039,677
Regions Financial Corp.	119,879	1,333,054
S&P Global, Inc.	29,799	9,818,175
State Street Corp.	43,765	2,781,266
SVB Financial Group*	6,352	1,369,047
Synchrony Financial	66,648	1,476,920
T. Rowe Price Group, Inc.	28,236	3,487,146
Travelers Cos., Inc.	30,936	3,528,251
Truist Financial Corp.	167,332	6,283,317
U.S. Bancorp	170,112	6,263,524
Unum Group	25,425	421,801
Wells Fargo & Co.	462,345	11,836,032

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Willis Towers Watson PLC	15,766	$3,105,114
WR Berkley Corp.	17,317	992,091
Zions Bancorporation	20,342	691,628

		319,389,800

HEALTH CARE (14.5%)
Abbott Laboratories	216,330	19,779,052
AbbVie, Inc.	217,477	21,351,892
ABIOMED, Inc.*	5,466	1,320,367
Agilent Technologies, Inc.	37,969	3,355,321
Alexion Pharmaceuticals, Inc.*	26,880	3,017,011
Align Technology, Inc.*	8,750	2,401,350
AmerisourceBergen Corp. Cl A	18,147	1,828,673
Amgen, Inc.	72,207	17,030,743
Anthem, Inc.	30,588	8,044,032
Baxter International, Inc.	62,281	5,362,394
Becton Dickinson & Co.	36,172	8,654,874
Biogen, Inc.*	19,782	5,292,674
Bio-Rad Laboratories, Inc. Cl A*	2,625	1,185,161
Boston Scientific Corp.*	175,371	6,157,276
Bristol-Myers Squibb Co.	280,478	16,492,106
Cardinal Health, Inc.	35,908	1,874,039
Centene Corp.*	71,854	4,566,322
Cerner Corp.	37,158	2,547,181
Cigna Corp.	44,623	8,373,506
Cooper Cos., Inc.	5,959	1,690,211
CVS Health Corp.	160,379	10,419,824
Danaher Corp.	77,505	13,705,209
DaVita, Inc.*	10,386	821,948
DENTSPLY SIRONA, Inc.	26,775	1,179,707
DexCom, Inc.*	11,299	4,580,615
Edwards Lifesciences Corp.*	75,203	5,197,279
Eli Lilly & Co.	104,341	17,130,705
Gilead Sciences, Inc.	153,244	11,790,593
HCA Healthcare, Inc.	32,565	3,160,759
Henry Schein, Inc.*	17,392	1,015,519
Hologic, Inc.*	31,430	1,791,510
Humana, Inc.	15,769	6,114,430
IDEXX Laboratories, Inc.*	10,379	3,426,731
Illumina, Inc.*	17,815	6,597,785
Incyte Corp.*	21,643	2,250,223
Intuitive Surgical, Inc.*	14,296	8,146,290
IQVIA Hldgs., Inc.*	21,774	3,089,295
Johnson & Johnson	324,251	45,599,418
Laboratory Corp. of America Hldgs.*	11,956	1,986,011
McKesson Corp.	19,714	3,024,522
Medtronic PLC	164,997	15,130,225
Merck & Co., Inc.	311,984	24,125,723
Mettler-Toledo International, Inc.*	2,922	2,353,817
Mylan NV*	64,256	1,033,237
PerkinElmer, Inc.	13,670	1,340,890
Perrigo Co. PLC	16,732	924,778
Pfizer, Inc.	682,883	22,330,274
Quest Diagnostics, Inc.	16,414	1,870,539

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Regeneron Pharmaceuticals, Inc.*	12,206	$7,612,272
ResMed, Inc.	17,853	3,427,776
STERIS PLC	10,471	1,606,670
Stryker Corp.	39,681	7,150,119
Teleflex, Inc.	5,657	2,059,035
Thermo Fisher Scientific, Inc.	48,315	17,506,457
UnitedHealth Group, Inc.	115,415	34,041,654
Universal Health Svcs., Inc. Cl B	9,523	884,591
Varian Medical Systems, Inc.*	11,273	1,381,168
Vertex Pharmaceuticals, Inc.*	31,568	9,164,506
Waters Corp.*	7,756	1,399,182
West Pharmaceutical Svcs., Inc.	9,080	2,062,704
Zimmer Biomet Hldgs., Inc.	25,383	3,029,715
Zoetis, Inc. Cl A	58,846	8,064,256

		459,852,146

INDUSTRIALS (8.0%)
3M Co.	70,979	11,072,014
Alaska Air Group, Inc.	14,960	542,450
Allegion PLC	11,347	1,159,890
American Airlines Group, Inc.	60,728	793,715
AMETEK, Inc.	28,482	2,545,436
AO Smith Corp.	16,764	789,920
Boeing Co.	66,512	12,191,650
Carrier Global Corp.	99,100	2,202,002
Caterpillar, Inc.	67,140	8,493,210
CH Robinson Worldwide, Inc.	16,528	1,306,704
Cintas Corp.	10,390	2,767,480
Copart, Inc.*	25,595	2,131,296
CSX Corp.	94,529	6,592,452
Cummins, Inc.	18,247	3,161,475
Deere & Co.	38,761	6,091,291
Delta Air Lines, Inc.	70,226	1,969,839
Dover Corp.	17,739	1,712,878
Eaton Corp. PLC	49,121	4,297,105
Emerson Electric Co.	73,755	4,575,023
Equifax, Inc.	14,965	2,572,184
Expeditors International of Washington, Inc.	20,681	1,572,583
Fastenal Co.	70,945	3,039,284
FedEx Corp.	29,625	4,154,018
Flowserve Corp.	16,038	457,404
Fortive Corp.	36,297	2,455,855
Fortune Brands Home & Security, Inc.	17,267	1,103,879
General Dynamics Corp.	28,652	4,282,328
General Electric Co.	1,075,209	7,343,678
Honeywell International, Inc.	86,933	12,569,642
Howmet Aerospace, Inc.	47,886	758,993
Huntington Ingalls Industries, Inc.	5,020	875,940
IDEX Corp.	9,288	1,467,876
IHS Markit Ltd.	55,486	4,189,193

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Illinois Tool Works, Inc.	35,260	$6,165,211
Ingersoll Rand, Inc.*	42,732	1,201,624
Jacobs Engineering Group, Inc.	15,845	1,343,656
JB Hunt Transport Svcs., Inc.	10,549	1,269,467
Johnson Controls International PLC	91,862	3,136,169
Kansas City Southern	11,660	1,740,721
L-3 Harris Technologies, Inc.	26,758	4,540,030
Lockheed Martin Corp.	30,242	11,035,911
Masco Corp.	32,707	1,642,218
Nielsen Hldgs. PLC	43,993	653,736
Norfolk Southern Corp.	31,695	5,564,691
Northrop Grumman Corp.	19,072	5,863,496
Old Dominion Freight Line, Inc.	11,709	1,985,729
Otis Worldwide Corp.	49,807	2,832,026
PACCAR, Inc.	42,872	3,208,969
Parker-Hannifin Corp.	15,747	2,885,953
Pentair PLC	20,480	778,035
Quanta Svcs., Inc.	16,843	660,751
Raytheon Technologies Corp.	183,114	11,283,485
Republic Svcs., Inc. Cl A	25,676	2,106,716
Robert Half International, Inc.	14,236	752,088
Rockwell Automation, Inc.	14,217	3,028,221
Rollins, Inc.	17,367	736,187
Roper Technologies, Inc.	12,841	4,985,647
Snap-on, Inc.	6,634	918,875
Southwest Airlines Co.	66,252	2,264,493
Stanley Black & Decker, Inc.	19,016	2,650,450
Teledyne Technologies, Inc.*	4,584	1,425,395
Textron, Inc.	28,302	931,419
Trane Technologies PLC	29,327	2,609,516
TransDigm Group, Inc.	6,163	2,724,354
Union Pacific Corp.	84,235	14,241,611
United Airlines Hldgs., Inc.*	31,504	1,090,353
United Parcel Svc., Inc. Cl B	86,188	9,582,382
United Rentals, Inc.*	8,781	1,308,720
Verisk Analytics, Inc. Cl A	19,749	3,361,280
Waste Management, Inc.	47,565	5,037,609
Westinghouse Air Brake Technologies Corp.	22,374	1,288,071
WW Grainger, Inc.	5,342	1,678,243
Xylem, Inc.	21,966	1,426,911

		253,179,106

INFORMATION TECHNOLOGY (27.2%)
Accenture PLC Cl A	78,503	16,856,164
Adobe, Inc.*	58,821	25,605,370
Advanced Micro Devices, Inc.*	142,784	7,511,866
Akamai Technologies, Inc.*	19,728	2,112,672
Amphenol Corp. Cl A	36,399	3,487,388
Analog Devices, Inc.	45,483	5,578,035
ANSYS, Inc.*	10,455	3,050,037
Apple, Inc.	501,515	182,952,672
Applied Materials, Inc.	111,462	6,737,878
Arista Networks, Inc.*	6,635	1,393,549
Autodesk, Inc.*	26,756	6,399,768

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Automatic Data Processing, Inc.	53,060	$7,900,103
Broadcom, Inc.	49,210	15,531,168
Broadridge Financial Solutions, Inc.	14,222	1,794,674
Cadence Design Systems, Inc.*	34,394	3,300,448
CDW Corp.	17,391	2,020,486
Cisco Systems, Inc.	523,163	24,400,322
Citrix Systems, Inc.	14,277	2,111,711
Cognizant Technology Solutions Corp. Cl A	66,550	3,781,371
Corning, Inc.	94,275	2,441,723
DXC Technology Co.	30,610	505,065
F5 Networks, Inc.*	7,553	1,053,492
Fidelity National Information Svcs., Inc.	75,900	10,177,431
Fiserv, Inc.*	69,690	6,803,138
FleetCor Technologies, Inc.*	10,248	2,577,679
FLIR Systems, Inc.	16,116	653,826
Fortinet, Inc.*	16,617	2,281,016
Gartner, Inc.*	11,005	1,335,237
Global Payments, Inc.	37,516	6,363,464
Hewlett Packard Enterprise Co.	156,723	1,524,915
HP, Inc.	173,078	3,016,750
Intel Corp.	520,848	31,162,336
International Business Machines Corp.	109,268	13,196,296
Intuit, Inc.	31,984	9,473,341
IPG Photonics Corp.*	4,341	696,253
Jack Henry & Associates, Inc.	9,515	1,751,045
Juniper Networks, Inc.	40,848	933,785
Keysight Technologies, Inc.*	22,954	2,313,304
KLA Corp.	19,114	3,717,291
Lam Research Corp.	17,832	5,767,939
Leidos Hldgs., Inc.	16,584	1,553,423
Mastercard, Inc. Cl A	108,501	32,083,746
Maxim Integrated Products, Inc.	32,888	1,993,342
Microchip Technology, Inc.	30,142	3,174,254
Micron Technology, Inc.*	133,808	6,893,788
Microsoft Corp.	932,780	189,830,058
Motorola Solutions, Inc.	20,789	2,913,163
NetApp, Inc.	26,739	1,186,409
NortonLifeLock, Inc.	65,840	1,305,607
NVIDIA Corp.	74,573	28,331,028
Oracle Corp.	257,964	14,257,670
Paychex, Inc.	39,128	2,963,946
Paycom Software, Inc.*	5,878	1,820,593
PayPal Hldgs., Inc.*	145,102	25,281,122
Qorvo, Inc.*	14,065	1,554,604
QUALCOMM, Inc.	138,494	12,632,038
Salesforce.com, Inc.*	110,192	20,642,267
Seagate Technology PLC	27,316	1,322,368
ServiceNow, Inc.*	23,266	9,424,126
Skyworks Solutions, Inc.	20,724	2,649,771
Synopsys, Inc.*	18,610	3,628,950
TE Connectivity Ltd.	40,648	3,314,844
Texas Instruments, Inc.	112,797	14,321,835

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Tyler Technologies, Inc.*	4,908	$1,702,487
VeriSign, Inc.*	12,512	2,587,857
Visa, Inc. Cl A	207,149	40,014,972
Western Digital Corp.	35,542	1,569,179
Western Union Co.	50,866	1,099,723
Xerox Hldgs. Corp.	22,619	345,845
Xilinx, Inc.	30,207	2,972,067
Zebra Technologies Corp. Cl A*	6,607	1,691,062

		865,333,152

MATERIALS (2.5%)
Air Products & Chemicals, Inc.	27,263	6,582,924
Albemarle Corp.	13,065	1,008,749
Amcor PLC	192,343	1,963,822
Avery Dennison Corp.	10,285	1,173,416
Ball Corp.	39,949	2,776,056
Celanese Corp. Cl A	14,343	1,238,375
CF Industries Hldgs., Inc.	26,175	736,564
Corteva, Inc.	93,224	2,497,471
Dow, Inc.	90,849	3,703,005
DuPont de Nemours, Inc.	89,442	4,752,053
Eastman Chemical Co.	16,863	1,174,339
Ecolab, Inc.	30,506	6,069,169
FMC Corp.	15,871	1,581,069
Freeport-McMoRan, Inc.	176,911	2,046,860
International Flavors & Fragrances, Inc.	13,131	1,608,022
International Paper Co.	48,451	1,705,960
Linde PLC	64,901	13,766,151
LyondellBasell Industries NV Cl A	31,669	2,081,287
Martin Marietta Materials, Inc.	7,628	1,575,716
Mosaic Co.	42,849	536,041
Newmont Corp.	98,408	6,075,710
Nucor Corp.	37,612	1,557,513
Packaging Corp. of America	11,718	1,169,456
PPG Industries, Inc.	29,058	3,081,891
Sealed Air Corp.	18,950	622,508
Sherwin-Williams Co.	9,854	5,694,134
Vulcan Materials Co.	16,167	1,872,947
WestRock Co.	31,815	899,092

		79,550,300

REAL ESTATE (2.8%)
Alexandria Real Estate Equities, Inc.	15,425	2,502,706
American Tower Corp.	54,241	14,023,468
Apartment Investment & Management Co. Cl A	18,357	690,958
AvalonBay Communities, Inc.	17,522	2,709,602
Boston Properties, Inc.	18,020	1,628,648
CBRE Group, Inc. Cl A*	41,350	1,869,847
Crown Castle International Corp.	51,147	8,559,450
Digital Realty Trust, Inc.	33,529	4,764,806
Duke Realty Corp.	45,583	1,613,182
Equinix, Inc.	10,991	7,718,979
Equity Residential	43,651	2,567,552
Essex Property Trust, Inc.	8,165	1,871,173

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Extra Space Storage, Inc.	15,952	$1,473,486
Federal Realty Investment Trust	8,688	740,305
Healthpeak Properties, Inc.	67,069	1,848,422
Host Hotels & Resorts, Inc.	88,335	953,135
Iron Mountain, Inc.	35,546	927,751
Kimco Realty Corp.	54,105	694,708
Mid-America Apartment Communities, Inc.	14,266	1,635,882
Prologis, Inc.	91,407	8,531,015
Public Storage	18,687	3,585,848
Realty Income Corp.	41,596	2,474,962
Regency Centers Corp.	21,243	974,841
SBA Communications Corp. Cl A	13,674	4,073,758
Simon Property Group, Inc.	38,160	2,609,381
SL Green Realty Corp.	9,544	470,424
UDR, Inc.	36,189	1,352,745
Ventas, Inc.	47,400	1,735,788
Vornado Realty Trust	19,630	750,062
Welltower, Inc.	52,626	2,723,396
Weyerhaeuser Co.	90,828	2,039,997

		90,116,277

UTILITIES (3.0%)
AES Corp.	79,769	1,155,853
Alliant Energy Corp.	30,444	1,456,441
Ameren Corp.	30,078	2,116,288
American Electric Power Co., Inc.	60,867	4,847,448
American Water Works Co., Inc.	22,067	2,839,140
Atmos Energy Corp.	14,971	1,490,812
CenterPoint Energy, Inc.	66,665	1,244,636
CMS Energy Corp.	35,113	2,051,301
Consolidated Edison, Inc.	41,160	2,960,639
Dominion Energy, Inc.	103,432	8,396,610
DTE Energy Co.	23,428	2,518,510
Duke Energy Corp.	90,509	7,230,764
Edison International	46,359	2,517,757
Entergy Corp.	24,400	2,288,964
Evergy, Inc.	27,586	1,635,574
Eversource Energy	41,166	3,427,893
Exelon Corp.	119,631	4,341,409
FirstEnergy Corp.	66,486	2,578,327
NextEra Energy, Inc.	60,096	14,433,256
NiSource, Inc.	46,832	1,064,960
NRG Energy, Inc.	30,036	977,972
Pinnacle West Capital Corp.	13,781	1,010,009
PPL Corp.	93,450	2,414,748
Public Svc. Enterprise Group, Inc.	61,842	3,040,153
Sempra Energy	36,089	4,230,713
Southern Co.	129,973	6,739,100
WEC Energy Group, Inc.	39,032	3,421,155
Xcel Energy, Inc.	63,643	3,977,688

		96,408,120

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $1,772,174,623) 99.1%		3,151,013,615

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill	A-1+	0.05	07/02/20	$3,900,000	$3,899,993
U.S. Treasury Bill (1)	A-1+	0.14	07/21/20	20,300,000	20,298,547

					24,198,540

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $24,198,540) 0.8%					24,198,540

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		0.01	07/01/20	$83,666	$83,666

TOTAL TEMPORARY CASH INVESTMENT (Cost: $83,666) 0.0% (2)					83,666

TOTAL INVESTMENTS (Cost: $1,796,456,829) 99.9%					3,175,295,821

OTHER NET ASSETS 0.1%					4,043,790

NET ASSETS 100.0%					$3,179,339,611

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (6.3%)
Activision Blizzard, Inc.	4,673	$354,681
Alphabet, Inc. Cl A*	1,811	2,568,089
Alphabet, Inc. Cl C*	1,766	2,496,435
AT&T, Inc.	43,086	1,302,490
CenturyLink, Inc.	6,008	60,260
Charter Communications, Inc. Cl A*	911	464,646
Comcast Corp. Cl A	27,503	1,072,067
Discovery, Inc. Cl A*	976	20,594
Discovery, Inc. Cl C*	1,927	37,114
DISH Network Corp. Cl A*	1,559	53,801
Electronic Arts, Inc.*	1,758	232,144
Facebook, Inc. Cl A*	14,519	3,296,829
Fox Corp. Cl A	2,074	55,625
Fox Corp. Cl B	965	25,900
Interpublic Group of Cos., Inc.	2,353	40,378
Live Nation Entertainment, Inc.*	857	37,991
Netflix, Inc.*	2,666	1,213,137
News Corp. Cl A	2,355	27,930
News Corp. Cl B	737	8,807
Omnicom Group, Inc.	1,303	71,144
Take-Two Interactive Software, Inc.*	694	96,861
T-Mobile US, Inc.*	3,460	360,359
Twitter, Inc.*	4,768	142,039
Verizon Communications, Inc.	25,040	1,380,455
ViacomCBS, Inc. Cl B	3,305	77,073
Walt Disney Co.	10,902	1,215,682

		16,712,531

CONSUMER DISCRETIONARY (6.3%)
Advance Auto Parts, Inc.	418	59,544
Amazon.com, Inc.*	2,533	6,988,091
Aptiv PLC	1,615	125,841
AutoZone, Inc.*	141	159,065
Best Buy Co., Inc.	1,361	118,775
Booking Hldgs., Inc.*	248	394,900
BorgWarner, Inc.	1,249	44,089
CarMax, Inc.*	985	88,207
Carnival Corp.	2,840	46,633
Chipotle Mexican Grill, Inc. Cl A*	156	164,168
Darden Restaurants, Inc.	785	59,479
Dollar General Corp.	1,519	289,385
Dollar Tree, Inc.*	1,428	132,347
Domino’s Pizza, Inc.	237	87,557
DR Horton, Inc.	1,993	110,512
eBay, Inc.	3,979	208,698
Expedia Group, Inc.	823	67,651
Ford Motor Co.	23,566	143,281
Gap, Inc.	1,289	16,267
Garmin Ltd.	881	85,897
General Motors Co.	7,621	192,812
Genuine Parts Co.	874	76,003
H&R Block, Inc.	1,158	16,536
Hanesbrands, Inc.	2,090	23,596
Hasbro, Inc.	769	57,637
Hilton Worldwide Hldgs., Inc.	1,681	123,469

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Home Depot, Inc.	6,479	$1,623,054
Kohl’s Corp.	949	19,711
L Brands, Inc.	1,397	20,913
Las Vegas Sands Corp.	2,023	92,127
Leggett & Platt, Inc.	792	27,839
Lennar Corp. Cl A	1,657	102,104
LKQ Corp.*	1,831	47,972
Lowe’s Cos., Inc.	4,560	616,147
Marriott International, Inc. Cl A	1,615	138,454
McDonald’s Corp.	4,480	826,426
MGM Resorts International	2,993	50,282
Mohawk Industries, Inc.*	360	36,634
Newell Brands, Inc.	2,292	36,397
NIKE, Inc. Cl B	7,459	731,355
Norwegian Cruise Line Hldgs. Ltd.*	1,539	25,286
NVR, Inc.*	21	68,434
O’Reilly Automotive, Inc.*	450	189,752
PulteGroup, Inc.	1,520	51,726
PVH Corp.	427	20,517
Ralph Lauren Corp. Cl A	290	21,031
Ross Stores, Inc.	2,140	182,414
Royal Caribbean Cruises Ltd.	1,032	51,910
Starbucks Corp.	7,055	519,177
Tapestry, Inc.	1,655	21,978
Target Corp.	3,019	362,068
Tiffany & Co.	661	80,602
TJX Cos., Inc.	7,207	364,386
Tractor Supply Co.	704	92,780
Ulta Beauty, Inc.*	336	68,349
Under Armour, Inc. Cl A*	1,129	10,997
Under Armour, Inc. Cl C*	1,180	10,431
VF Corp.	1,910	116,396
Whirlpool Corp.	376	48,703
Wynn Resorts Ltd.	585	43,577
Yum! Brands, Inc.	1,815	157,742

		16,758,111

CONSUMER STAPLES (4.1%)
Altria Group, Inc.	11,240	441,170
Archer-Daniels-Midland Co.	3,358	133,984
Brown-Forman Corp. Cl B	1,094	69,644
Campbell Soup Co.	1,022	50,722
Church & Dwight Co., Inc.	1,486	114,868
Clorox Co.	758	166,282
Coca-Cola Co.	23,380	1,044,618
Colgate-Palmolive Co.	5,176	379,194
Conagra Brands, Inc.	2,958	104,033
Constellation Brands, Inc. Cl A	1,016	177,749
Costco Wholesale Corp.	2,670	809,571
Coty, Inc. Cl A	1,796	8,028
Estee Lauder Cos., Inc. Cl A	1,362	256,982
General Mills, Inc.	3,658	225,516
Hershey Co.	890	115,362
Hormel Foods Corp.	1,696	81,866
JM Smucker Co.	691	73,115
Kellogg Co.	1,511	99,816

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Kimberly-Clark Corp.	2,060	$291,181
Kraft Heinz Co.	3,762	119,970
Kroger Co.	4,771	161,498
Lamb Weston Hldgs., Inc.	876	56,003
McCormick & Co., Inc.	748	134,198
Molson Coors Brewing Co. Cl B	1,141	39,205
Mondelez International, Inc. Cl A	8,626	441,047
Monster Beverage Corp.*	2,275	157,703
PepsiCo, Inc.	8,385	1,109,000
Philip Morris International, Inc.	9,402	658,704
Procter & Gamble Co.	14,940	1,786,376
Sysco Corp.	3,050	166,713
Tyson Foods, Inc. Cl A	1,770	105,687
Walgreens Boots Alliance, Inc.	4,449	188,593
Walmart, Inc.	8,557	1,024,958

		10,793,356

ENERGY (1.6%)
Apache Corp.	2,262	30,537
Baker Hughes, a GE Co. Cl A	3,924	60,390
Cabot Oil & Gas Corp.	2,387	41,009
Chevron Corp.	11,240	1,002,945
Concho Resources, Inc.	1,186	61,079
ConocoPhillips	6,443	270,735
Devon Energy Corp.	2,290	25,969
Diamondback Energy, Inc.	950	39,729
EOG Resources, Inc.	3,495	177,057
Exxon Mobil Corp.	25,458	1,138,482
Halliburton Co.	5,242	68,041
Hess Corp.	1,565	81,083
HollyFrontier Corp.	887	25,900
Kinder Morgan, Inc.	11,673	177,079
Marathon Oil Corp.	4,728	28,935
Marathon Petroleum Corp.	3,891	145,445
National Oilwell Varco, Inc.	2,314	28,347
Noble Energy, Inc.	2,882	25,823
Occidental Petroleum Corp.	5,408	98,966
ONEOK, Inc.	2,638	87,634
Phillips 66	2,628	188,953
Pioneer Natural Resources Co.	991	96,821
Schlumberger Ltd.	8,279	152,251
TechnipFMC PLC	2,506	17,141
Valero Energy Corp.	2,457	144,521
Williams Cos., Inc.	7,261	138,104

		4,352,976

FINANCIALS (5.9%)
Aflac, Inc.	4,331	156,046
Allstate Corp.	1,894	183,699
American Express Co.	3,990	379,848
American International Group, Inc.	5,174	161,325
Ameriprise Financial, Inc.	738	110,730
Aon PLC Cl A	1,393	268,292
Arthur J. Gallagher & Co.	1,144	111,529
Assurant, Inc.	360	37,184
Bank of America Corp.	47,114	1,118,957

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Bank of New York Mellon Corp.	4,858	$187,762
Berkshire Hathaway, Inc. Cl B*	11,756	2,098,564
BlackRock, Inc. Cl A	933	507,636
Capital One Financial Corp.	2,757	172,561
Cboe Global Markets, Inc.	667	62,218
Charles Schwab Corp.	6,922	233,548
Chubb Ltd.	2,726	345,166
Cincinnati Financial Corp.	908	58,139
Citigroup, Inc.	12,503	638,903
Citizens Financial Group, Inc.	2,579	65,094
CME Group, Inc. Cl A	2,168	352,387
Comerica, Inc.	836	31,852
Discover Financial Svcs.	1,849	92,616
E*TRADE Financial Corp.	1,333	66,290
Everest Re Group Ltd.	242	49,900
Fifth Third Bancorp	4,295	82,808
First Republic Bank	1,035	109,699
Franklin Resources, Inc.	1,675	35,125
Globe Life, Inc.	590	43,796
Goldman Sachs Group, Inc.	1,864	368,364
Hartford Financial Svcs. Group, Inc.	2,160	83,268
Huntington Bancshares, Inc.	6,132	55,403
Intercontinental Exchange, Inc.	3,314	303,562
Invesco Ltd.	2,248	24,188
JPMorgan Chase & Co.	18,399	1,730,610
KeyCorp	5,840	71,131
Lincoln National Corp.	1,161	42,713
Loews Corp.	1,458	49,995
M&T Bank Corp.	772	80,265
MarketAxess Hldgs., Inc.	232	116,213
Marsh & McLennan Cos., Inc.	3,088	331,559
MetLife, Inc.	4,646	169,672
Moody’s Corp.	970	266,488
Morgan Stanley	7,221	348,774
MSCI, Inc. Cl A	517	172,585
Nasdaq, Inc.	695	83,032
Northern Trust Corp.	1,254	99,492
People’s United Financial, Inc.	2,557	29,584
PNC Financial Svcs. Group, Inc.	2,553	268,601
Principal Financial Group, Inc.	1,527	63,432
Progressive Corp.	3,543	283,830
Prudential Financial, Inc.	2,385	145,247
Raymond James Financial, Inc.	735	50,590
Regions Financial Corp.	5,731	63,729
S&P Global, Inc.	1,450	477,746
State Street Corp.	2,122	134,853
SVB Financial Group*	311	67,030
Synchrony Financial	3,241	71,821
T. Rowe Price Group, Inc.	1,375	169,813
Travelers Cos., Inc.	1,521	173,470
Truist Financial Corp.	8,127	305,169
U.S. Bancorp	8,267	304,391
Unum Group	1,226	20,339
WR Berkley Corp.	851	48,754
Wells Fargo & Co.	22,560	577,536

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Willis Towers Watson PLC	777	$153,030
Zions Bancorporation	988	33,592

		15,601,545

HEALTH CARE (8.6%)
Abbott Laboratories	10,693	977,661
AbbVie, Inc.	10,651	1,045,715
ABIOMED, Inc.*	274	66,188
Agilent Technologies, Inc.	1,864	164,722
Alexion Pharmaceuticals, Inc.*	1,335	149,841
Align Technology, Inc.*	434	119,107
AmerisourceBergen Corp. Cl A	898	90,491
Amgen, Inc.	3,559	839,426
Anthem, Inc.	1,517	398,941
Baxter International, Inc.	3,084	265,532
Becton Dickinson & Co.	1,781	426,140
Biogen, Inc.*	982	262,734
Bio-Rad Laboratories, Inc. Cl A*	129	58,242
Boston Scientific Corp.*	8,611	302,332
Bristol-Myers Squibb Co.	13,709	806,089
Cardinal Health, Inc.	1,768	92,272
Centene Corp.*	3,492	221,917
Cerner Corp.	1,836	125,858
Cigna Corp.	2,234	419,210
Cooper Cos., Inc.	295	83,674
CVS Health Corp.	7,901	513,328
Danaher Corp.	3,806	673,015
DaVita, Inc.*	515	40,757
DENTSPLY SIRONA, Inc.	1,323	58,291
DexCom, Inc.*	561	227,430
Edwards Lifesciences Corp.*	3,753	259,370
Eli Lilly & Co.	5,092	836,005
Gilead Sciences, Inc.	7,560	581,666
HCA Healthcare, Inc.	1,587	154,034
Henry Schein, Inc.*	859	50,157
Hologic, Inc.*	1,565	89,205
Humana, Inc.	798	309,424
IDEXX Laboratories, Inc.*	513	169,372
Illumina, Inc.*	890	329,611
Incyte Corp.*	1,095	113,847
Intuitive Surgical, Inc.*	707	402,870
IQVIA Hldgs., Inc.*	1,072	152,095
Johnson & Johnson	15,933	2,240,658
Laboratory Corp. of America Hldgs.*	585	97,174
McKesson Corp.	975	149,584
Medtronic PLC	8,095	742,312
Merck & Co., Inc.	15,254	1,179,592
Mettler-Toledo International, Inc.*	144	115,999
Mylan NV*	3,103	49,896
PerkinElmer, Inc.	675	66,211
Perrigo Co. PLC	826	45,653
Pfizer, Inc.	33,573	1,097,837
Quest Diagnostics, Inc.	807	91,966
Regeneron Pharmaceuticals, Inc.*	610	380,427
ResMed, Inc.	873	167,616

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
STERIS PLC	514	$78,868
Stryker Corp.	1,948	351,010
Teleflex, Inc.	280	101,914
Thermo Fisher Scientific, Inc.	2,384	863,819
UnitedHealth Group, Inc.	5,750	1,695,963
Universal Health Svcs., Inc. Cl B	468	43,473
Varian Medical Systems, Inc.*	547	67,018
Vertex Pharmaceuticals, Inc.*	1,575	457,238
Waters Corp.*	373	67,289
West Pharmaceutical Svcs., Inc.	446	101,318
Zimmer Biomet Hldgs., Inc.	1,248	148,961
Zoetis, Inc. Cl A	2,873	393,716

		22,672,081

INDUSTRIALS (4.7%)
3M Co.	3,485	543,625
AO Smith Corp.	819	38,591
Alaska Air Group, Inc.	740	26,832
Allegion PLC	559	57,141
American Airlines Group, Inc.	2,995	39,145
AMETEK, Inc.	1,389	124,135
Boeing Co.	3,205	587,477
Carrier Global Corp.	4,911	109,122
Caterpillar, Inc.	3,281	415,046
CH Robinson Worldwide, Inc.	813	64,276
Cintas Corp.	507	135,044
Copart, Inc.*	1,253	104,337
CSX Corp.	4,623	322,408
Cummins, Inc.	892	154,548
Deere & Co.	1,897	298,114
Delta Air Lines, Inc.	3,433	96,296
Dover Corp.	867	83,717
Eaton Corp. PLC	2,420	211,702
Emerson Electric Co.	3,610	223,928
Equifax, Inc.	730	125,472
Expeditors International of Washington, Inc.	1,008	76,648
Fastenal Co.	3,466	148,484
FedEx Corp.	1,448	203,038
Flowserve Corp.	783	22,331
Fortive Corp.	1,790	121,111
Fortune Brands Home & Security, Inc.	845	54,021
General Dynamics Corp.	1,401	209,393
General Electric Co.	52,702	359,955
Honeywell International, Inc.	4,227	611,182
Howmet Aerospace, Inc.	2,304	36,518
Huntington Ingalls Industries, Inc.	243	42,401
IDEX Corp.	457	72,224
IHS Markit Ltd.	2,737	206,643
Illinois Tool Works, Inc.	1,734	303,190
Ingersoll Rand, Inc.*	2,093	58,855
Jacobs Engineering Group, Inc.	786	66,653
JB Hunt Transport Svcs., Inc.	512	61,614
Johnson Controls International PLC	4,487	153,186
Kansas City Southern	574	85,693

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
L-3 Harris Technologies, Inc.	1,298	$220,232
Lockheed Martin Corp.	1,488	543,001
Masco Corp.	1,593	79,985
Nielsen Hldgs. PLC	2,145	31,875
Norfolk Southern Corp.	1,551	272,309
Northrop Grumman Corp.	935	287,456
Old Dominion Freight Line, Inc.	570	96,666
Otis Worldwide Corp.	2,461	139,933
PACCAR, Inc.	2,091	156,511
Parker-Hannifin Corp.	773	141,668
Pentair PLC	1,000	37,990
Quanta Svcs., Inc.	830	32,561
Raytheon Technologies Corp.	8,860	545,953
Republic Svcs., Inc. Cl A	1,272	104,368
Robert Half International, Inc.	694	36,664
Rockwell Automation, Inc.	700	149,100
Rollins, Inc.	851	36,074
Roper Technologies, Inc.	631	244,992
Snap-on, Inc.	327	45,293
Southwest Airlines Co.	3,253	111,187
Stanley Black & Decker, Inc.	933	130,042
Teledyne Technologies, Inc.*	221	68,720
Textron, Inc.	1,369	45,054
Trane Technologies PLC	1,449	128,932
TransDigm Group, Inc.	302	133,499
Union Pacific Corp.	4,101	693,356
United Airlines Hldgs., Inc.*	1,521	52,642
United Parcel Svc., Inc. Cl B	4,259	473,516
United Rentals, Inc.*	435	64,832
Verisk Analytics, Inc. Cl A	979	166,626
Waste Management, Inc.	2,349	248,783
Westinghouse Air Brake Technologies Corp.	1,091	62,809
WW Grainger, Inc.	262	82,310
Xylem, Inc.	1,086	70,547

		12,389,582

INFORMATION TECHNOLOGY (16.1%)
Accenture PLC Cl A	3,847	826,028
Adobe, Inc.*	2,922	1,271,976
Advanced Micro Devices, Inc.*	7,080	372,479
Akamai Technologies, Inc.*	986	105,591
Amphenol Corp. Cl A	1,787	171,212
Analog Devices, Inc.	2,233	273,855
ANSYS, Inc.*	518	151,116
Apple, Inc.	24,653	8,993,414
Applied Materials, Inc.	5,575	337,009
Arista Networks, Inc.*	327	68,680
Autodesk, Inc.*	1,318	315,252
Automatic Data Processing, Inc.	2,593	386,072
Broadcom, Inc.	2,427	765,985
Broadridge Financial Solutions, Inc.	694	87,576
Cadence Design Systems, Inc.*	1,691	162,268
CDW Corp.	858	99,682
Cisco Systems, Inc.	25,799	1,203,265
Citrix Systems, Inc.	702	103,833

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Cognizant Technology Solutions Corp. Cl A	3,291	$186,995
Corning, Inc.	4,599	119,114
DXC Technology Co.	1,536	25,344
F5 Networks, Inc.*	369	51,468
Fidelity National Information Svcs., Inc.	3,733	500,558
Fiserv, Inc.*	3,393	331,225
FleetCor Technologies, Inc.*	505	127,023
FLIR Systems, Inc.	792	32,131
Fortinet, Inc.*	813	111,601
Gartner, Inc.*	533	64,669
Global Payments, Inc.	1,803	305,825
Hewlett Packard Enterprise Co.	7,760	75,505
HP, Inc.	8,669	151,101
Intel Corp.	25,620	1,532,845
International Business Machines Corp.	5,381	649,863
Intuit, Inc.	1,575	466,499
IPG Photonics Corp.*	215	34,484
Jack Henry & Associates, Inc.	464	85,390
Juniper Networks, Inc.	2,009	45,926
Keysight Technologies, Inc.*	1,129	113,781
KLA Corp.	942	183,200
Lam Research Corp.	882	285,292
Leidos Hldgs., Inc.	808	75,685
Mastercard, Inc. Cl A	5,354	1,583,178
Maxim Integrated Products, Inc.	1,620	98,188
Microchip Technology, Inc.	1,487	156,596
Micron Technology, Inc.*	6,713	345,854
Microsoft Corp.	45,760	9,312,618
Motorola Solutions, Inc.	1,030	144,334
NetApp, Inc.	1,344	59,633
NortonLifeLock, Inc.	3,274	64,923
NVIDIA Corp.	3,724	1,414,785
Oracle Corp.	12,596	696,181
Paychex, Inc.	1,930	146,197
Paycom Software, Inc.*	290	89,822
PayPal Hldgs., Inc.*	7,124	1,241,215
Qorvo, Inc.*	693	76,597
QUALCOMM, Inc.	6,828	622,782
Salesforce.com, Inc.*	5,462	1,023,196
Seagate Technology PLC	1,368	66,225
ServiceNow, Inc.*	1,159	469,465
Skyworks Solutions, Inc.	1,011	129,266
Synopsys, Inc.*	913	178,035
TE Connectivity Ltd.	1,991	162,366
Texas Instruments, Inc.	5,557	705,572
Tyler Technologies, Inc.*	240	83,251
VeriSign, Inc.*	615	127,200
Visa, Inc. Cl A	10,206	1,971,493
Western Digital Corp.	1,816	80,176
Western Union Co.	2,483	53,682
Xerox Hldgs. Corp.	1,104	16,880
Xilinx, Inc.	1,469	144,535
Zebra Technologies Corp. Cl A*	321	82,160

		42,597,222

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (1.5%)
Air Products & Chemicals, Inc.	1,328	$320,659
Albemarle Corp.	644	49,723
Amcor PLC	9,481	96,801
Avery Dennison Corp.	503	57,387
Ball Corp.	1,966	136,617
Celanese Corp. Cl A	710	61,301
CF Industries Hldgs., Inc.	1,293	36,385
Corteva, Inc.	4,543	121,707
Dow, Inc.	4,475	182,401
DuPont de Nemours, Inc.	4,433	235,525
Eastman Chemical Co.	814	56,687
Ecolab, Inc.	1,491	296,635
FMC Corp.	778	77,504
Freeport-McMoRan, Inc.	8,656	100,150
International Flavors & Fragrances, Inc.	645	78,987
International Paper Co.	2,355	82,920
Linde PLC	3,177	673,874
LyondellBasell Industries NV Cl A	1,547	101,669
Martin Marietta Materials, Inc.	374	77,257
Mosaic Co.	2,116	26,471
Newmont Goldcorp Corp.	4,775	294,808
Nucor Corp.	1,811	74,994
Packaging Corp. of America	570	56,886
PPG Industries, Inc.	1,424	151,029
Sealed Air Corp.	935	30,715
Sherwin-Williams Co.	488	281,991
Vulcan Materials Co.	800	92,680
WestRock Co.	1,549	43,775

		3,897,538

REAL ESTATE (1.7%)
Alexandria Real Estate Equities, Inc.	763	123,797
American Tower Corp.	2,685	694,180
Apartment Investment & Management Co. Cl A	893	33,613
AvalonBay Communities, Inc.	844	130,516
Boston Properties, Inc.	874	78,992
CBRE Group, Inc. Cl A*	2,014	91,073
Crown Castle International Corp.	2,512	420,383
Digital Realty Trust, Inc.	1,616	229,650
Duke Realty Corp.	2,218	78,495
Equinix, Inc.	534	375,028
Equity Residential	2,095	123,228
Essex Property Trust, Inc.	394	90,293
Extra Space Storage, Inc.	784	72,418
Federal Realty Investment Trust	424	36,129
Healthpeak Properties, Inc.	3,240	89,294
Host Hotels & Resorts, Inc.	4,250	45,857
Iron Mountain, Inc.	1,736	45,310
Kimco Realty Corp.	2,610	33,512
Mid-America Apartment Communities, Inc.	685	78,549
Prologis, Inc.	4,456	415,878
Public Storage	909	174,428
Realty Income Corp.	2,078	123,641

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Regency Centers Corp.	1,019	$46,762
SBA Communications Corp. Cl A	674	200,798
Simon Property Group, Inc.	1,844	126,093
SL Green Realty Corp.	462	22,772
UDR, Inc.	1,775	66,350
Ventas, Inc.	2,234	81,809
Vornado Realty Trust	959	36,643
Welltower, Inc.	2,516	130,203
Weyerhaeuser Co.	4,512	101,340

		4,397,034

UTILITIES (1.8%)
AES Corp.	3,990	57,815
Alliant Energy Corp.	1,504	71,951
Ameren Corp.	1,491	104,907
American Electric Power Co., Inc.	2,995	238,522
American Water Works Co., Inc.	1,093	140,625
Atmos Energy Corp.	739	73,590
CenterPoint Energy, Inc.	3,284	61,312
CMS Energy Corp.	1,731	101,125
Consolidated Edison, Inc.	2,018	145,155
Dominion Energy, Inc.	5,062	410,933
DTE Energy Co.	1,159	124,592
Duke Energy Corp.	4,440	354,712
Edison International	2,276	123,610
Entergy Corp.	1,207	113,229
Evergy, Inc.	1,369	81,168
Eversource Energy	2,035	169,454
Exelon Corp.	5,874	213,167
FirstEnergy Corp.	3,256	126,268
NextEra Energy, Inc.	2,952	708,982
NiSource, Inc.	2,316	52,666
NRG Energy, Inc.	1,467	47,765
Pinnacle West Capital Corp.	679	49,764
PPL Corp.	4,644	120,001
Public Svc. Enterprise Group, Inc.	3,060	150,430
Sempra Energy	1,762	206,559
Southern Co.	6,374	330,492
WEC Energy Group, Inc.	1,905	166,973
Xcel Energy, Inc.	3,177	198,562

		4,744,329

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $96,698,443 ) 58.6%		154,916,305

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.0%) (2)
U.S. Treasury Bill	A-1+	0.04	07/02/20	$10,000	$10,000
U.S. Treasury Bill (1)	A-1+	0.22	07/21/20	75,000	74,991

					84,991

TOTAL INDEXED ASSETS-SHORT TERM-DEBT (0.0%) (2) (Cost: $84,991) 0.0% (2)					84,991

TOTAL INDEXED ASSETS (Cost: $96,783,434) 58.6%					155,001,296

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (0.8%)
Cardlytics, Inc.*	1,938	$135,621
Cogent Communications Hldgs., Inc.	1,866	144,354
Discovery, Inc. Cl A*	3,848	81,192
Discovery, Inc. Cl C*	21,570	415,438
Gray Television, Inc.*	7,422	103,537
ORBCOMM, Inc.*	32,280	124,278
Shenandoah Telecommunications Co.	3,311	163,199
Take-Two Interactive Software, Inc.*	1,739	242,713
TEGNA, Inc.	25,903	288,559
ViacomCBS, Inc. Cl B	3,461	80,710
World Wrestling Entertainment, Inc. Cl A	1,205	52,357
Zynga, Inc. Cl A*	43,548	415,449

		2,247,407

CONSUMER DISCRETIONARY (3.9%)
AutoZone, Inc.*	705	795,325
Bloomin’ Brands, Inc.	42,941	457,751
BorgWarner, Inc.	6,506	229,662
Bright Horizons Family Solutions, Inc.*	1,520	178,144
Capri Hldgs. Ltd.*	14,805	231,402
Chegg, Inc.*	1,937	130,282
Darden Restaurants, Inc.	2,259	171,165
Dollar General Corp.	1,301	247,853
Eldorado Resorts, Inc.*	8,680	347,721
Extended Stay America, Inc.	28,560	319,586
Five Below, Inc.*	8,858	947,009
Foot Locker, Inc.	2,520	73,483
Fox Factory Hldg. Corp.*	2,314	191,160
Grand Canyon Education, Inc.*	1,222	110,628
Haverty Furniture Cos., Inc.	9,412	150,592
Hilton Grand Vacations, Inc.*	1,930	37,732
Johnson Outdoors, Inc. Cl A	1,994	181,494
Lithia Motors, Inc. Cl A	5,025	760,433
Marriott Vacations Worldwide Corp.	9,967	819,387
Meritage Homes Corp.*	2,650	201,718
NVR, Inc.*	83	270,476
Ralph Lauren Corp. Cl A	4,199	304,511
Red Rock Resorts, Inc. Cl A	12,563	137,062
Skyline Champion Corp.*	11,178	272,073
Sonic Automotive, Inc. Cl A	12,536	400,024
Sonos, Inc.*	13,399	196,027
Stamps.com, Inc.*	796	146,217
Steven Madden Ltd.	9,306	229,765
Taylor Morrison Home Corp. Cl A*	3,537	68,229
Thor Industries, Inc.	4,241	451,794
Tractor Supply Co.	4,272	563,007
Williams-Sonoma, Inc.	9,670	793,037

		10,414,749

CONSUMER STAPLES (1.2%)
BJ’s Wholesale Club Hldgs., Inc.*	5,660	210,948
Church & Dwight Co., Inc.	7,525	581,682

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Constellation Brands, Inc. Cl A	5,362	$938,082
Crimson Wine Group Ltd.*	45,094	243,508
Freshpet, Inc.*	2,899	242,530
Ingredion, Inc.	1,032	85,656
JM Smucker Co.	1,395	147,605
TreeHouse Foods, Inc.*	8,381	367,088
Tyson Foods, Inc. Cl A	1,391	83,056
Vector Group Ltd.	5,413	54,455
WD-40 Co.	856	169,746

		3,124,356

ENERGY (0.7%)
Baker Hughes, a GE Co. Cl A	3,892	59,898
Cheniere Energy, Inc.*	5,962	288,084
Devon Energy Corp.	11,262	127,711
EQT Corp.	5,030	59,857
Hess Corp.	1,704	88,284
Kosmos Energy Ltd.	66,155	109,817
Matrix Svc. Co.*	771	7,494
MPLX LP	4,492	77,622
Noble Energy, Inc.	33,663	301,620
PBF Energy, Inc. Cl A	51,646	528,855
Williams Cos., Inc.	17,120	325,624

		1,974,866

FINANCIALS (5.8%)
American Equity Investment Life Hldg. Co.	12,749	315,028
American Financial Group, Inc.	2,733	173,436
Ameriprise Financial, Inc.	3,716	557,548
Argo Group International Hldgs. Ltd.	5,106	177,842
Associated Banc-Corp.	8,844	120,986
BancFirst Corp.	8,915	361,682
Bank of Marin Bancorp	4,548	151,585
Banner Corp.	8,638	328,244
Brookline Bancorp, Inc.	31,548	318,004
Brown & Brown, Inc.	8,136	331,623
Bryn Mawr Bank Corp.	10,774	298,009
Cboe Global Markets, Inc.	2,435	227,137
Citizens Financial Group, Inc.	2,014	50,833
Columbia Banking System, Inc.	4,712	133,562
Dime Community Bancshares, Inc.	13,072	179,479
Discover Financial Svcs.	6,447	322,931
Ellington Financial, Inc.	27,859	328,179
Enterprise Financial Svcs. Corp.	9,127	284,032
Essent Group Ltd.	13,229	479,816
Everest Re Group Ltd.	1,533	316,105
Fifth Third Bancorp	19,964	384,906
First Financial Bankshares, Inc.	5,290	152,828
First Interstate BancSystem, Inc. Cl A	13,197	408,579
First Merchants Corp.	4,678	128,972
First Republic Bank	2,736	289,989
Flushing Financial Corp.	7,115	81,965
Great Southern Bancorp, Inc.	3,966	160,068

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,283	$93,434
Hartford Financial Svcs. Group, Inc.	10,575	407,666
Heritage Commerce Corp.	19,185	143,983
Houlihan Lokey, Inc. Cl A	3,283	182,666
IBERIABANK Corp.	2,727	124,188
Investors Bancorp, Inc.	14,105	119,892
iShares Micro-Cap ETF	1,675	146,177
iShares Russell Mid-Cap ETF	6,390	342,504
iShares Russell Mid-Cap Value ETF	4,590	351,273
KeyCorp	14,358	174,881
Lincoln National Corp.	2,118	77,921
M&T Bank Corp.	3,247	337,590
Marlin Business Svcs. Corp.	8,908	75,362
Moelis & Co. Cl A	10,479	326,526
National Bank Hldgs. Corp. Cl A	2,396	64,692
Northfield Bancorp, Inc.	18,919	217,947
Peoples Bancorp, Inc.	7,853	167,112
Primerica, Inc.	3,121	363,909
Progressive Corp.	3,704	296,727
Raymond James Financial, Inc.	2,401	165,261
Reinsurance Group of America, Inc. Cl A	1,633	128,092
RLI Corp.	1,564	128,404
Safety Insurance Group, Inc.	1,384	105,544
Selective Insurance Group, Inc.	10,272	541,745
Starwood Property Trust, Inc.	41,063	614,303
Sterling Bancorp	7,388	86,587
Stifel Financial Corp.	3,302	156,614
Stock Yards Bancorp, Inc.	18,666	750,373
SVB Financial Group*	819	176,519
Synchrony Financial	2,218	49,150
TriCo Bancshares	7,662	233,308
UMB Financial Corp.	4,326	223,005
Voya Financial, Inc.	14,396	671,573
Webster Financial Corp.	5,391	154,236
Wintrust Financial Corp.	1,503	65,561
Zions Bancorporation	4,682	159,188

		15,487,281

HEALTH CARE (6.1%)
1Life Healthcare, Inc.*	5,080	184,506
ABIOMED, Inc.*	552	133,341
ACADIA Pharmaceuticals, Inc.*	5,860	284,034
Acceleron Pharma, Inc.*	2,049	195,208
Agilent Technologies, Inc.	6,402	565,744
Alder Biopharmaceuticals, Inc. — contingent value rights*	6,072	5,343	††
Align Technology, Inc.*	725	198,969
Alnylam Pharmaceuticals, Inc.*	1,303	192,987
Amicus Therapeutics, Inc.*	10,747	162,065
Arrowhead Pharmaceuticals, Inc.*	1,459	63,014
Biohaven Pharmaceutical Hldg. Co. Ltd.*	2,398	175,318
Blueprint Medicines Corp.*	1,749	136,422
CareDx, Inc.*	3,511	124,395

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Centene Corp.*	6,535	$415,299
Chemed Corp.	677	305,374
ChemoCentryx, Inc.*	2,467	141,951
CRISPR Therapeutics AG*	1,567	115,159
DexCom, Inc.*	648	262,699
Emergent BioSolutions, Inc.*	5,830	461,036
Encompass Health Corp.	2,919	180,774
Esperion Therapeutics, Inc.*	2,593	133,047
Exact Sciences Corp.*	1,662	144,494
Fate Therapeutics, Inc.*	3,491	119,776
FibroGen, Inc.*	3,150	127,670
Global Blood Therapeutics, Inc.*	2,150	135,730
Globus Medical, Inc. Cl A*	3,031	144,609
Haemonetics Corp.*	1,506	134,877
HealthEquity, Inc.*	4,363	255,977
Hill-Rom Hldgs., Inc.	3,478	381,815
Horizon Therapeutics PLC*	10,549	586,313
Humana, Inc.	685	265,609
IDEXX Laboratories, Inc.*	544	179,607
Incyte Corp.*	1,409	146,494
Inmode Ltd.*	2,371	67,147
Insmed, Inc.*	4,440	122,278
Inspire Medical Systems, Inc.*	1,405	122,263
Intersect ENT, Inc.*	7,015	94,983
Invitae Corp.*	7,609	230,477
iRhythm Technologies, Inc.*	2,056	238,270
Karyopharm Therapeutics, Inc.*	7,460	141,292
Kodiak Sciences, Inc.*	2,193	118,685
Krystal Biotech, Inc.*	1,198	49,621
LHC Group, Inc.*	2,193	382,284
Madrigal Pharmaceuticals, Inc.*	899	101,812
Masimo Corp.*	895	204,051
Medpace Hldgs., Inc.*	1,179	109,671
Mettler-Toledo International, Inc.*	378	304,498
Mirati Therapeutics, Inc.*	1,065	121,591
MyoKardia, Inc.*	1,242	120,002
NanoString Technologies, Inc.*	2,744	80,536
Natera, Inc.*	3,348	166,931
Neogen Corp.*	2,402	186,395
NeoGenomics, Inc.*	5,652	175,099
Neurocrine Biosciences, Inc.*	752	91,744
Nevro Corp.*	1,014	121,143
Omnicell, Inc.*	2,786	196,747
Orchard Therapeutics PLC*	7,267	43,602
OrthoPediatrics Corp.*	2,398	104,937
Pacific Biosciences of California, Inc.*	25,172	86,843
Penumbra, Inc.*	1,234	220,664
Prestige Consumer Healthcare, Inc.*	3,002	112,755
Quidel Corp.*	729	163,106
Repligen Corp.*	1,574	194,562
Sage Therapeutics, Inc.*	2,744	114,096
Schrodinger, Inc.*	1,600	146,512
SeaSpine Hldgs. Corp.*	11,089	116,102
Sientra, Inc.*	69,459	268,806

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Silk Road Medical, Inc.*	2,611	$109,375
Simulations Plus, Inc.	4,542	271,703
Sorrento Therapeutics, Inc.*	4,810	30,207
STAAR Surgical Co.*	3,679	226,406
Supernus Pharmaceuticals, Inc.*	20,538	487,778
Syneos Health, Inc. Cl A*	2,521	146,848
Tabula Rasa HealthCare, Inc.*	1,986	108,694
Tactile Systems Technology, Inc.*	2,819	116,791
Tandem Diabetes Care, Inc.*	2,784	275,393
Ultragenyx Pharmaceutical, Inc.*	1,469	114,905
US Physical Therapy, Inc.	1,010	81,830
Veeva Systems, Inc. Cl A*	2,246	526,507
Vericel Corp.*	20,764	286,958
Wright Medical Group NV*	6,321	187,860
Xencor, Inc.*	3,640	117,900
Zimmer Biomet Hldgs., Inc.	3,759	448,675
Zoetis, Inc. Cl A	1,503	205,971
Zogenix, Inc.*	2,066	55,803
Zynex, Inc.*	3,551	88,313

		16,067,078

INDUSTRIALS (5.6%)
Alaska Air Group, Inc.	13,005	471,562
Arcosa, Inc.	4,710	198,762
Axon Enterprise, Inc.*	1,620	158,971
Builders FirstSource, Inc.*	7,826	161,998
Carlisle Cos., Inc.	2,454	293,670
CH Robinson Worldwide, Inc.	1,814	143,415
Clean Harbors, Inc.*	5,130	307,697
Donaldson Co., Inc.	4,875	226,785
Dover Corp.	2,863	276,452
Ducommun, Inc.*	1,180	41,147
EMCOR Group, Inc.	4,748	314,033
Encore Wire Corp.	8,165	398,615
EnPro Industries, Inc.	5,589	275,482
ESCO Technologies, Inc.	3,165	267,537
Exponent, Inc.	3,177	257,115
Federal Signal Corp.	6,672	198,359
Franklin Electric Co., Inc.	2,597	136,394
Generac Hldgs., Inc.*	3,078	375,301
Gorman-Rupp Co.	6,726	209,044
HEICO Corp. Cl A	2,973	241,526
Heidrick & Struggles International, Inc.	4,037	87,280
Hillenbrand, Inc.	7,625	206,409
IAA, Inc.*	8,023	309,447
ICF International, Inc.	3,705	240,195
Kirby Corp.*	1,663	89,070
Knoll, Inc.	3,346	40,788
Kratos Defense & Security Solutions, Inc.*	10,601	165,694
L-3 Harris Technologies, Inc.	3,712	629,815
Lennox International, Inc.	1,631	380,007
Mercury Systems, Inc.*	1,423	111,933
Miller Industries, Inc.	22,503	669,914
MSA Safety, Inc.	845	96,702

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Mueller Industries, Inc.	32,271	$857,763
Old Dominion Freight Line, Inc.	5,287	896,623
Oshkosh Corp.	2,348	168,164
Quanta Svcs., Inc.	4,679	183,557
Rexnord Corp.	8,535	248,795
Rockwell Automation, Inc.	1,673	356,349
Saia, Inc.*	1,529	169,994
Simpson Manufacturing Co., Inc.	4,653	392,527
SPX FLOW, Inc.*	10,654	398,886
Stanley Black & Decker, Inc.	1,387	193,320
Stericycle, Inc.*	3,131	175,273
Teledyne Technologies, Inc.*	755	234,767
Tetra Tech, Inc.	1,945	153,888
TransUnion	2,328	202,629
Trex Co., Inc.*	4,752	618,093
UFP Industries, Inc.	6,297	311,765
VSE Corp.	13,180	413,720
Werner Enterprises, Inc.	6,436	280,158
WESCO International, Inc. Preferred*	699	18,536
Woodward, Inc.	6,621	513,459

		14,769,385

INFORMATION TECHNOLOGY (6.5%)
Akoustis Technologies, Inc.*	13,195	109,387
Altair Engineering, Inc. Cl A*	2,074	82,441
Amphenol Corp. Cl A	3,749	359,192
Analog Devices, Inc.	3,331	408,514
Blackline, Inc.*	2,162	179,251
Cabot Microelectronics Corp.	1,376	192,007
Cardtronics PLC Cl A*	8,702	208,674
CDW Corp.	1,005	116,761
Ciena Corp.*	2,349	127,222
Cirrus Logic, Inc.*	2,439	150,681
Cloudera, Inc.*	23,370	297,266
Cohu, Inc.	14,156	245,465
Cornerstone OnDemand, Inc.*	2,123	81,863
Domo, Inc. Cl B*	3,057	98,344
DXC Technology Co.	2,345	38,692
EchoStar Corp. Cl A*	2,339	65,399
Enphase Energy, Inc.*	2,793	132,863
EPAM Systems, Inc.*	1,301	327,865
Euronet Worldwide, Inc.*	2,336	223,836
Everspin Technologies, Inc.*	15,186	106,606
Fiserv, Inc.*	4,449	434,311
Five9, Inc.*	6,966	770,927
Global Payments, Inc.	3,734	633,361
Globant S.A.*	1,186	177,722
Guidewire Software, Inc.*	2,155	238,882
II-VI, Inc.*	10,240	483,533
Itron, Inc.*	1,692	112,095
Keysight Technologies, Inc.*	1,431	144,216
KLA Corp.	1,183	230,070
Lam Research Corp.	566	183,078
Lattice Semiconductor Corp.*	6,980	198,162
LivePerson, Inc.*	6,008	248,911

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
LogMeIn, Inc.	1,166	$98,842
Lumentum Hldgs., Inc.*	3,300	268,719
ManTech International Corp. Cl A	3,153	215,949
MAXIMUS, Inc.	2,481	174,786
MaxLinear, Inc. Cl A*	9,177	196,938
Microchip Technology, Inc.	1,885	198,509
MKS Instruments, Inc.	3,094	350,365
Monolithic Power Systems, Inc.	1,140	270,180
Motorola Solutions, Inc.	1,927	270,030
New Relic, Inc.*	2,028	139,729
Nokia OYJ	15,428	67,883
NortonLifeLock, Inc.	3,893	77,199
Novanta, Inc.*	1,750	186,847
Okta, Inc. Cl A*	1,527	305,751
Palo Alto Networks, Inc.*	750	172,252
Perficient, Inc.*	9,026	322,950
Perspecta, Inc.	9,494	220,546
Ping Identity Hldg. Corp.*	5,565	178,581
Plexus Corp.*	1,991	140,485
Proofpoint, Inc.*	2,705	300,580
PTC, Inc.*	4,745	369,114
Pure Storage, Inc. Cl A*	13,928	241,372
Q2 Hldgs., Inc.*	2,288	196,288
Qorvo, Inc.*	1,408	155,627
Rapid7, Inc.*	8,065	411,476
Richardson Electronics Ltd.*	37,112	149,932
RingCentral, Inc. Cl A*	507	144,500
Rogers Corp.*	590	73,514
SailPoint Technologies Hldgs., Inc.*	16,145	427,358
Science Applications International Corp.	1,574	122,268
Sequans Communications S.A.*	16,841	103,404
Silicon Laboratories, Inc.*	2,259	226,510
SiTime Corp.*	2,864	135,782
Splunk, Inc.*	2,642	524,965
SYNNEX Corp.	3,589	429,855
Synopsys, Inc.*	1,779	346,905
Twilio, Inc. Cl A*	1,636	358,971
ViaSat, Inc.*	7,708	295,756
Virtusa Corp.*	2,788	90,526
Western Digital Corp.	1,504	66,402
Xilinx, Inc.	1,260	123,971
Xperi Hldg. Corp.	11,658	172,073
Yext, Inc.*	4,053	67,320
Zendesk, Inc.*	4,994	442,120

		17,240,727

MATERIALS (2.1%)
Ashland Global Hldgs., Inc.	2,739	189,265
Berry Global Group, Inc.*	1,658	73,482
Boise Cascade Co.	3,999	150,402
Cleveland-Cliffs, Inc.	8,542	47,152
Coeur Mining, Inc.*	32,666	165,943
Crown Hldgs., Inc.*	11,591	754,922
Ferro Corp.*	13,540	161,669

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Ferroglobe Representation & Warranty Insurance Trust*	6,080	$0	††
FMC Corp.	1,380	137,476
Freeport-McMoRan, Inc.	16,048	185,675
Innospec, Inc.	2,957	228,428
International Flavors & Fragrances, Inc.	2,151	263,411
International Paper Co.	3,630	127,812
Mosaic Co.	2,665	33,339
Newmont Goldcorp Corp.	13,114	809,659
Nucor Corp.	2,107	87,251
Olin Corp.	13,675	157,126
Packaging Corp. of America	6,789	677,542
PolyOne Corp.	7,864	206,273
Quaker Chemical Corp.	716	132,925
Steel Dynamics, Inc.	3,387	88,367
Stepan Co.	1,949	189,248
Valvoline, Inc.	21,454	414,706
Vulcan Materials Co.	2,131	246,877

		5,528,950

REAL ESTATE (3.3%)
Alexander’s, Inc.	698	168,148
American Campus Communities, Inc.	3,200	111,872
Americold Realty Trust	3,744	135,907
Apartment Investment & Management Co. Cl A	4,150	156,206
AvalonBay Communities, Inc.	1,124	173,816
Brandywine Realty Trust	12,707	138,379
Camden Property Trust	2,501	228,141
Cousins Properties, Inc.	14,585	435,071
CTO Realty Growth, Inc.	2,093	82,673
Duke Realty Corp.	24,811	878,061
Easterly Government Properties, Inc.	31,220	721,807
EastGroup Properties, Inc.	1,308	155,142
Equity Commonwealth	5,846	188,241
Equity LifeStyle Properties, Inc.	1,794	112,089
Essex Property Trust, Inc.	636	145,752
GEO Group, Inc.	26,236	310,372
Highwoods Properties, Inc.	7,749	289,270
Host Hotels & Resorts, Inc.	22,059	238,017
Industrial Logistics Properties Trust	11,388	234,023
JBG SMITH Properties	6,829	201,934
Kilroy Realty Corp.	7,258	426,045
Medical Properties Trust, Inc.	18,028	338,926
Physicians Realty Trust	7,319	128,229
PotlatchDeltic Corp.	6,226	236,775
Prologis, Inc.	3,086	288,017
QTS Realty Trust, Inc. Cl A	6,570	421,071
Redfin Corp.*	5,979	250,580
Regency Centers Corp.	937	42,999
Sabra Health Care REIT, Inc.	11,642	167,994
SBA Communications Corp. Cl A	1,851	551,450
Sun Communities, Inc.	2,562	347,612

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Terreno Realty Corp.	2,292	$120,651
Vornado Realty Trust	1,704	65,110
Welltower, Inc.	2,995	154,991
Weyerhaeuser Co.	3,334	74,880

		8,720,251

UTILITIES (2.6%)
AES Corp.	9,337	135,293
Ameren Corp.	3,995	281,088
American States Water Co.	3,157	248,235
Avista Corp.	8,240	299,854
Black Hills Corp.	4,518	255,990
Chesapeake Utilities Corp.	3,569	299,796
Consolidated Edison, Inc.	3,097	222,767
Edison International	3,838	208,441
Entergy Corp.	2,467	231,429
Evergy, Inc.	12,328	730,927

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Eversource Energy	2,322	$193,353
FirstEnergy Corp.	10,734	416,264
Fortis, Inc.	10,071	383,504
IDACORP, Inc.	2,833	247,519
NiSource, Inc.	25,104	570,865
Northwest Natural Hldg. Co.	2,424	135,235
NorthWestern Corp.	3,954	215,572
PNM Resources, Inc.	6,528	250,936
Portland General Electric Co.	6,302	263,487
PPL Corp.	6,257	161,681
Public Svc. Enterprise Group, Inc.	5,685	279,475
Sempra Energy	4,565	535,156
Spire, Inc.	2,946	193,583

		6,760,450

TOTAL ACTIVE ASSETS -COMMON STOCKS
(Cost: $94,649,035) 38.6%		102,335,500

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%):
U.S. Treasury Bill	A-1+	0.12	07/14/20	$1,000,000	$999,957

TOTAL ACTIVE ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $999,957) 0.4%					999,957

TOTAL ACTIVE ASSETS (Cost: $95,648,992) 39.0%					103,335,457

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.0%)
Citibank, New York Time Deposit		0.01	07/01/20	$2,684,950	$2,684,950

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,684,950) 1.0%					2,684,950

TOTAL INVESTMENTS (Cost: $195,117,376) 98.6%					261,021,703

OTHER NET ASSETS 1.4%					3,810,978

NET ASSETS 100.0%					$264,832,681

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.6%)
ORBCOMM, Inc.*	463,447	$1,784,271
TEGNA, Inc.	381,109	4,245,554

		6,029,825

CONSUMER DISCRETIONARY (8.2%)
Bloomin’ Brands, Inc.	337,750	3,600,415
Capri Hldgs. Ltd.*	132,680	2,073,788
Extended Stay America, Inc.	64,620	723,098
Haverty Furniture Cos., Inc.	133,977	2,143,632
Johnson Outdoors, Inc. Cl A	28,330	2,578,597
Marriott Vacations Worldwide Corp.	80,386	6,608,533
Meritage Homes Corp.*	37,670	2,867,440
Sonic Automotive, Inc. Cl A	185,458	5,917,965
Williams-Sonoma, Inc.	51,520	4,225,155

		30,738,623

CONSUMER STAPLES (2.1%)
Crimson Wine Group Ltd.*	623,027	3,364,346
TreeHouse Foods, Inc.*	95,520	4,183,776
Vector Group Ltd.	46,763	470,436

		8,018,558

ENERGY (2.2%)
Matrix Svc. Co.*	11,250	109,350
Noble Energy, Inc.	392,690	3,518,502
PBF Energy, Inc. Cl A	462,165	4,732,570

		8,360,422

FINANCIALS (27.0%)
American Equity Investment Life Hldg. Co.	181,065	4,474,116
Argo Group International Hldgs. Ltd.	74,826	2,606,190
BancFirst Corp.	112,861	4,578,771
Bank of Marin Bancorp	55,668	1,855,414
Banner Corp.	123,005	4,674,190
Brookline Bancorp, Inc.	463,980	4,676,918
Bryn Mawr Bank Corp.	153,314	4,240,665
Columbia Banking System, Inc.	66,652	1,889,251
Dime Community Bancshares, Inc.	224,464	3,081,891
Ellington Financial, Inc.	393,489	4,635,300
Enterprise Financial Svcs. Corp.	134,946	4,199,520
Essent Group Ltd.	131,885	4,783,469
First Interstate BancSystem, Inc. Cl A	187,788	5,813,917
Flushing Financial Corp.	116,321	1,340,018
Great Southern Bancorp, Inc.	59,439	2,398,958
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	50,213	1,429,062
Heritage Commerce Corp.	272,278	2,043,446
IBERIABANK Corp.	45,958	2,092,927
Investors Bancorp, Inc.	198,423	1,686,596
Marlin Business Svcs. Corp.	145,548	1,231,336
Moelis & Co. Cl A	65,740	2,048,458
Northfield Bancorp, Inc.	277,290	3,194,381
Peoples Bancorp, Inc.	116,181	2,472,332
Safety Insurance Group, Inc.	19,690	1,501,559

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Selective Insurance Group, Inc.	118,338	$6,241,146
Sterling Bancorp	104,534	1,225,139
Stifel Financial Corp.	47,629	2,259,044
Stock Yards Bancorp, Inc.	269,885	10,849,377
TriCo Bancshares	109,014	3,319,476
UMB Financial Corp.	64,775	3,339,151
Wintrust Financial Corp.	21,523	938,833

		101,120,851

HEALTH CARE (4.5%)
NanoString Technologies, Inc.*	39,660	1,164,021
Pacific Biosciences of California, Inc.*	363,182	1,252,978
Prestige Consumer Healthcare, Inc.*	42,660	1,602,309
SeaSpine Hldgs. Corp.*	160,138	1,676,645
Sientra, Inc.*	431,118	1,668,427
Supernus Pharmaceuticals, Inc.*	203,153	4,824,884
Syneos Health, Inc. Cl A*	35,840	2,087,680
Vericel Corp.*	180,731	2,497,702

		16,774,646

INDUSTRIALS (16.8%)
Arcosa, Inc.	69,390	2,928,258
Builders FirstSource, Inc.*	111,440	2,306,808
Encore Wire Corp.	107,520	5,249,126
EnPro Industries, Inc.	82,350	4,059,032
Hillenbrand, Inc.	112,125	3,035,224
ICF International, Inc.	19,240	1,247,329
Kratos Defense & Security Solutions, Inc.*	152,740	2,387,326
Miller Industries, Inc.	325,021	9,675,875
Mueller Industries, Inc.	345,532	9,184,241
Rexnord Corp.	125,560	3,660,074
SPX FLOW, Inc.*	118,320	4,429,901
UFP Industries, Inc.	90,955	4,503,182
VSE Corp.	186,992	5,869,679
Werner Enterprises, Inc.	93,127	4,053,818
WESCO International, Inc. Preferred*	11,639	308,666

		62,898,539

INFORMATION TECHNOLOGY (10.7%)
Cardtronics PLC Cl A*	65,491	1,570,474
Cirrus Logic, Inc.*	34,680	2,142,531
Cloudera, Inc.*	231,600	2,945,952
Cohu, Inc.	118,924	2,062,142
EchoStar Corp. Cl A*	40,260	1,125,670
Everspin Technologies, Inc.*	120,167	843,572
II-VI, Inc.*	75,344	3,557,744
Lumentum Hldgs., Inc.*	17,787	1,448,396
ManTech International Corp. Cl A	45,416	3,110,542
MKS Instruments, Inc.	18,305	2,072,858
Perficient, Inc.*	40,296	1,441,791
Perspecta, Inc.	98,766	2,294,334
Plexus Corp.*	28,636	2,020,556
Richardson Electronics Ltd.*	593,607	2,398,172

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Sequans Communications S.A.*	226,544	$1,390,980
SYNNEX Corp.	51,003	6,108,629
ViaSat, Inc.*	23,461	900,199
Xperi Hldg. Corp.	165,612	2,444,433

		39,878,975

MATERIALS (3.6%)
Berry Global Group, Inc.*	23,496	1,041,343
Boise Cascade Co.	58,104	2,185,291
Cleveland-Cliffs, Inc.	142,294	785,463
Coeur Mining, Inc.*	120,940	614,375
Ferro Corp.*	199,270	2,379,284
Olin Corp.	65,910	757,306
PolyOne Corp.	115,643	3,033,316
Stepan Co.	28,760	2,792,596

		13,588,974

REAL ESTATE (10.9%)
Alexander’s, Inc.	6,487	1,562,718
Cousins Properties, Inc.	141,544	4,222,258
CTO Realty Growth, Inc.	31,229	1,233,546
Easterly Government Properties, Inc.	279,560	6,463,427
Equity Commonwealth	86,000	2,769,200

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
GEO Group, Inc.	289,794	$3,428,263
Highwoods Properties, Inc.	111,984	4,180,363
Industrial Logistics Properties Trust	166,142	3,414,218
JBG SMITH Properties	97,646	2,887,392
Medical Properties Trust, Inc.	259,409	4,876,889
PotlatchDeltic Corp.	91,725	3,488,302
Sabra Health Care REIT, Inc.	167,566	2,417,977

		40,944,553

UTILITIES (7.5%)
Avista Corp.	118,460	4,310,759
Black Hills Corp.	64,973	3,681,370
IDACORP, Inc.	40,772	3,562,250
Northwest Natural Hldg. Co.	34,991	1,952,148
NorthWestern Corp.	56,183	3,063,097
PNM Resources, Inc.	108,458	4,169,126
Portland General Electric Co.	105,640	4,416,808
Spire, Inc.	42,489	2,791,952

		27,947,510

TOTAL COMMON STOCKS
(Cost: $379,005,765) 95.1%		356,301,476

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.0%)
U.S. Treasury Bill	A-1+	0.07	07/02/20	$6,200,000	$6,199,988
U.S. Treasury Bill	A-1+	0.09	07/09/20	3,600,000	3,599,925
U.S. Treasury Bill	A-1+	0.10	07/21/20	5,000,000	4,999,736

					14,799,649

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $14,799,649) 4.0%					14,799,649

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.6%)
Citibank, New York Time Deposit		0.01	07/01/20	$2,102,588	$2,102,588

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,102,588) 0.6%					2,102,588

TOTAL INVESTMENTS (Cost: $395,908,002) 99.7%					373,203,713

OTHER NET ASSETS 0.3%					1,279,314

NET ASSETS 100.0%					$374,483,027

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.6%)
Cardlytics, Inc.*	34,377	$2,405,703
Cogent Communications Hldgs., Inc.	38,995	3,016,653
Gray Television, Inc.*	146,876	2,048,920
Shenandoah Telecommunications Co.	67,470	3,325,596
World Wrestling Entertainment, Inc. Cl A	24,285	1,055,183
Zynga, Inc. Cl A*	234,070	2,233,028

		14,085,083

CONSUMER DISCRETIONARY (10.9%)
Bloomin’ Brands, Inc.	396,653	4,228,321
Chegg, Inc.*	38,288	2,575,251
Eldorado Resorts, Inc.*	82,473	3,303,868
Extended Stay America, Inc.	256,580	2,871,130
Five Below, Inc.*	70,548	7,542,287
Fox Factory Hldg. Corp.*	45,768	3,780,895
Lithia Motors, Inc. Cl A	43,793	6,627,195
Marriott Vacations Worldwide Corp.	30,591	2,514,886
Red Rock Resorts, Inc. Cl A	260,868	2,846,070
Skyline Champion Corp.*	220,763	5,373,371
Sonos, Inc.*	272,129	3,981,247
Stamps.com, Inc.*	15,755	2,894,036
Steven Madden Ltd.	186,811	4,612,364
Thor Industries, Inc.	36,516	3,890,049
Williams-Sonoma, Inc.	34,922	2,863,953

		59,904,923

CONSUMER STAPLES (2.3%)
BJ’s Wholesale Club Hldgs., Inc.*	111,997	4,174,128
Freshpet, Inc.*	58,494	4,893,608
WD-40 Co.	18,641	3,696,511

		12,764,247

ENERGY (0.3%)
Kosmos Energy Ltd.	256,464	425,730
PBF Energy, Inc. Cl A	102,956	1,054,270

		1,480,000

FINANCIALS (5.8%)
Essent Group Ltd.	80,293	2,912,227
First Financial Bankshares, Inc.	95,866	2,769,569
First Merchants Corp.	95,302	2,627,476
Houlihan Lokey, Inc. Cl A	65,763	3,659,053
iShares Micro-Cap ETF	29,362	2,562,422
Moelis & Co. Cl A	122,322	3,811,554
National Bank Hldgs. Corp. Cl A	48,621	1,312,767
Primerica, Inc.	33,877	3,950,058
RLI Corp.	32,200	2,643,620
Selective Insurance Group, Inc.	43,719	2,305,740
Starwood Property Trust, Inc.	236,656	3,540,374

		32,094,860

HEALTH CARE (32.5%)
1Life Healthcare, Inc.*	90,167	3,274,865
ACADIA Pharmaceuticals, Inc.*	61,624	2,986,915

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Acceleron Pharma, Inc.*	41,269	$3,931,698
Alder Biopharmaceuticals, Inc. — contingent value rights*	102,015	89,773	††
Amicus Therapeutics, Inc.*	218,128	3,289,370
Arrowhead Pharmaceuticals, Inc.*	28,903	1,248,321
Biohaven Pharmaceutical Hldg. Co. Ltd.*	47,527	3,474,699
Blueprint Medicines Corp.*	35,707	2,785,146
CareDx, Inc.*	74,070	2,624,300
ChemoCentryx, Inc.*	48,790	2,807,377
CRISPR Therapeutics AG*	32,885	2,416,719
Emergent BioSolutions, Inc.*	119,206	9,426,810
Esperion Therapeutics, Inc.*	51,355	2,635,025
Fate Therapeutics, Inc.*	69,171	2,373,257
FibroGen, Inc.*	67,894	2,751,744
Global Blood Therapeutics, Inc.*	42,894	2,707,898
Globus Medical, Inc. Cl A*	61,592	2,938,554
Haemonetics Corp.*	30,610	2,741,432
HealthEquity, Inc.*	86,252	5,060,405
Horizon Therapeutics PLC*	61,310	3,407,610
Inmode Ltd.*	46,921	1,328,803
Insmed, Inc.*	88,643	2,441,228
Inspire Medical Systems, Inc.*	27,804	2,419,504
Intersect ENT, Inc.*	138,803	1,879,393
Invitae Corp.*	160,425	4,859,273
iRhythm Technologies, Inc.*	42,468	4,921,617
Karyopharm Therapeutics, Inc.*	148,024	2,803,575
Kodiak Sciences, Inc.*	46,301	2,505,810
Krystal Biotech, Inc.*	24,174	1,001,287
LHC Group, Inc.*	43,372	7,560,607
Madrigal Pharmaceuticals, Inc.*	18,836	2,133,177
Medpace Hldgs., Inc.*	21,062	1,959,187
Mirati Therapeutics, Inc.*	21,067	2,405,219
MyoKardia, Inc.*	26,197	2,531,154
Natera, Inc.*	67,530	3,367,046
Neogen Corp.*	48,871	3,792,390
NeoGenomics, Inc.*	114,318	3,541,572
Nevro Corp.*	20,321	2,427,750
Omnicell, Inc.*	56,162	3,966,160
Orchard Therapeutics PLC*	143,915	863,490
OrthoPediatrics Corp.*	49,040	2,145,990
Quidel Corp.*	14,419	3,226,107
Repligen Corp.*	31,145	3,849,833
Sage Therapeutics, Inc.*	29,292	1,217,961
Schrodinger, Inc.*	29,266	2,679,888
Sientra, Inc.*	734,310	2,841,780
Silk Road Medical, Inc.*	51,646	2,163,451
Simulations Plus, Inc.	96,869	5,794,704
Sorrento Therapeutics, Inc.*	101,426	636,955
STAAR Surgical Co.*	72,911	4,486,943
Supernus Pharmaceuticals, Inc.*	128,179	3,044,251
Tabula Rasa HealthCare, Inc.*	40,344	2,208,027
Tactile Systems Technology, Inc.*	55,790	2,311,380
Tandem Diabetes Care, Inc.*	55,045	5,445,051

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Ultragenyx Pharmaceutical, Inc.*	30,063	$2,351,528
US Physical Therapy, Inc.	20,524	1,662,854
Vericel Corp.*	164,101	2,267,876
Wright Medical Group NV*	117,932	3,504,939
Xencor, Inc.*	77,436	2,508,152
Zogenix, Inc.*	40,774	1,101,306
Zynex, Inc.*	70,261	1,747,391

		178,876,527

INDUSTRIALS (13.5%)
Alaska Air Group, Inc.	36,303	1,316,347
Axon Enterprise, Inc.*	32,026	3,142,711
Clean Harbors, Inc.*	33,163	1,989,117
Ducommun, Inc.*	23,296	812,332
EMCOR Group, Inc.	81,003	5,357,539
ESCO Technologies, Inc.	56,714	4,794,034
Exponent, Inc.	62,836	5,085,318
Federal Signal Corp.	118,344	3,518,367
Franklin Electric Co., Inc.	51,391	2,699,055
Generac Hldgs., Inc.*	35,069	4,275,963
Gorman-Rupp Co.	140,915	4,379,638
Heidrick & Struggles International, Inc.	81,887	1,770,397
IAA, Inc.*	62,294	2,402,680
ICF International, Inc.	48,096	3,118,064
Knoll, Inc.	67,200	819,168
Mercury Systems, Inc.*	28,136	2,213,178
MSA Safety, Inc.	16,769	1,919,044
Saia, Inc.*	30,567	3,398,439
Simpson Manufacturing Co., Inc.	82,517	6,961,134
SPX FLOW, Inc.*	52,735	1,974,398
Tetra Tech, Inc.	39,551	3,129,275
Trex Co., Inc.*	44,844	5,832,859
Woodward, Inc.	41,268	3,200,333

		74,109,390

INFORMATION TECHNOLOGY (21.6%)
Akoustis Technologies, Inc.*	269,257	2,232,141
Altair Engineering, Inc. Cl A*	40,372	1,604,787
Blackline, Inc.*	43,327	3,592,242
Cabot Microelectronics Corp.	27,269	3,805,116
Cardtronics PLC Cl A*	84,117	2,017,126
Cloudera, Inc.*	156,595	1,991,888
Cohu, Inc.	118,308	2,051,461
Cornerstone OnDemand, Inc.*	43,507	1,677,630
Domo, Inc.*	60,543	1,947,668
Enphase Energy, Inc.*	55,534	2,641,752
Everspin Technologies, Inc.*	140,724	987,883
Five9, Inc.*	95,640	10,584,479
Globant S.A.*	23,772	3,562,234
II-VI, Inc.*	104,628	4,940,534
Itron, Inc.*	34,393	2,278,536

The accompanying notes are an integral part of these portfolio schedules.

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Lattice Semiconductor Corp.*	137,445	$3,902,064
LivePerson, Inc.*	122,881	5,090,960
Lumentum Hldgs., Inc.*	42,460	3,457,518
MAXIMUS, Inc.	51,371	3,619,087
MaxLinear, Inc. Cl A*	187,698	4,027,999
New Relic, Inc.*	40,902	2,818,148
Novanta, Inc.*	33,884	3,617,795
Perficient, Inc.*	118,248	4,230,913
Ping Identity Hldg. Corp.*	110,093	3,532,884
Pure Storage, Inc. Cl A*	112,759	1,954,113
Q2 Hldgs., Inc.*	46,198	3,963,326
Rapid7, Inc.*	158,612	8,092,384
Rogers Corp.*	12,739	1,587,279
SailPoint Technologies Hldg., Inc.*	318,724	8,436,624
Science Applications International Corp.	31,095	2,415,460
Silicon Laboratories, Inc.*	44,321	4,444,067
SiTime Corp.*	58,693	2,782,635
ViaSat, Inc.*	51,549	1,977,935
Virtusa Corp.*	55,723	1,809,326
Yext, Inc.*	82,554	1,371,222

		119,047,216

MATERIALS (2.4%)
Coeur Mining, Inc.*	504,657	2,563,660
Ferroglobe Representation & Warranty Insurance Trust*	72,345	0	††
Innospec, Inc.	52,466	4,053,000
Quaker Chemical Corp.	14,419	2,676,889
Valvoline, Inc.	200,253	3,870,892

		13,164,441

REAL ESTATE (4.7%)
Cousins Properties, Inc.	78,845	2,351,946
Easterly Government Properties, Inc.	294,345	6,805,257
EastGroup Properties, Inc.	26,584	3,153,128
Physicians Realty Trust	146,995	2,575,352
QTS Realty Trust, Inc. Cl A	57,897	3,710,619
Redfin Corp.*	110,300	4,622,673
Terreno Realty Corp.	46,880	2,467,763

		25,686,738

UTILITIES (2.0%)
American States Water Co.	62,480	4,912,802
Chesapeake Utilities Corp.	70,608	5,931,072

		10,843,874

TOTAL COMMON STOCKS
(Cost: $469,357,871) 98.6%		542,057,299

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill	A-1+	0.07	07/02/20	$1,500,000	$1,499,997
U.S. Treasury Bill	A-1+	0.09	07/09/20	2,500,000	2,499,948
U.S. Treasury Bill	A-1+	0.12	07/21/20	1,000,000	999,934

					4,999,879

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,999,879) 0.9%					4,999,879

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.6%)
Citibank, New York Time Deposit		0.01	07/01/20	$3,110,553	$3,110,553

TOTAL TEMPORARY CASH INVESTMENT (Cost: $3,110,553) 0.6%					3,110,553

TOTAL INVESTMENTS (Cost: $477,468,303) 100.1%					550,167,731

OTHER NET ASSETS -0.1%					(338,324)

NET ASSETS 100.0%					$549,829,407

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.6%)
ATN International, Inc.	479	$29,013
Cincinnati Bell, Inc.*	2,226	33,056
Cogent Communications Hldgs., Inc.	1,848	142,961
Consolidated Communications Hldgs., Inc.*	3,182	21,542
EW Scripps Co. Cl A	2,426	21,227
Gannett Co., Inc.	5,919	8,168
Glu Mobile, Inc.*	5,864	54,359
Iridium Communications, Inc.*	4,368	111,122
Marcus Corp.	1,026	13,615
Meredith Corp.	1,812	26,365
QuinStreet, Inc.*	2,047	21,412
Scholastic Corp.	1,336	40,000
Shenandoah Telecommunications Co.	2,061	101,587
Spok Hldgs., Inc.	768	7,181
TechTarget, Inc.*	1,007	30,240
Vonage Hldgs. Corp.*	10,167	102,280

		764,128

CONSUMER DISCRETIONARY (14.4%)
Abercrombie & Fitch Co. Cl A	2,720	28,941
American Axle & Manufacturing Hldgs., Inc.*	5,026	38,198
American Public Education, Inc.*	658	19,477
America’s Car-Mart, Inc.*	273	23,989
Asbury Automotive Group, Inc.*	855	66,117
Barnes & Noble Education, Inc.*	1,701	2,722
Bed Bath & Beyond, Inc.	5,762	61,077
Big Lots, Inc.	1,736	72,912
BJ’s Restaurants, Inc.	986	20,647
Bloomin’ Brands, Inc.	3,867	41,222
Boot Barn Hldgs., Inc.*	1,276	27,511
Brinker International, Inc.	1,998	47,952
Buckle, Inc.	1,259	19,741
Caleres, Inc.	1,794	14,962
Callaway Golf Co.	4,116	72,071
Capri Hldgs. Ltd.*	6,569	102,674
Cato Corp. Cl A	939	7,681
Cavco Industries, Inc.*	380	73,283
Century Communities, Inc.*	1,271	38,969
Cheesecake Factory, Inc.	1,864	42,723
Chico’s FAS, Inc.	5,359	7,395
Children’s Place, Inc.	645	24,136
Chuy’s Hldgs., Inc.*	733	10,907
Conn’s, Inc.*	849	8,566
Cooper Tire & Rubber Co.	2,220	61,294
Cooper-Standard Hldgs., Inc.*	750	9,938
Core-Mark Hldg. Co., Inc.	1,986	49,561
Crocs, Inc.*	2,966	109,208
Dave & Buster’s Entertainment, Inc.	2,144	28,580
Designer Brands, Inc. Cl A	2,377	16,092
Dine Brands Global, Inc.	734	30,901
Dorman Products, Inc.*	1,271	85,246
El Pollo Loco Hldgs., Inc.*	872	12,871
Ethan Allen Interiors, Inc.	1,027	12,149

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Express, Inc.*	2,895	$4,458
Fiesta Restaurant Group, Inc.*	903	5,761
Fossil Group, Inc.*	2,067	9,612
Fox Factory Hldg. Corp.*	1,815	149,937
GameStop Corp. Cl A*	2,927	12,703
Garrett Motion, Inc.*	3,316	18,371
Genesco, Inc.*	616	13,343
Gentherm, Inc.*	1,441	56,055
G-III Apparel Group Ltd.*	1,931	25,663
Group 1 Automotive, Inc.	756	49,873
Guess?, Inc.	1,926	18,624
Haverty Furniture Cos., Inc.	768	12,288
Hibbett Sports, Inc.*	728	15,244
Installed Building Products, Inc.*	931	64,034
iRobot Corp.*	1,230	103,197
Kontoor Brands, Inc.	2,073	36,920
La-Z-Boy, Inc.	2,048	55,419
LCI Industries	1,107	127,283
LGI Homes, Inc.*	957	84,245
Liquidity Svcs., Inc.*	1,214	7,235
Lithia Motors, Inc. Cl A	979	148,152
Lumber Liquidators Hldgs., Inc.*	1,284	17,796
M/I Homes, Inc.*	1,259	43,360
Macy’s, Inc.	13,490	92,811
MarineMax, Inc.*	937	20,979
MDC Hldgs., Inc.	2,209	78,861
Meritage Homes Corp.*	1,555	118,367
Michaels Cos., Inc.*	3,383	23,918
Monarch Casino & Resort, Inc.*	530	18,062
Monro, Inc.	1,457	80,048
Motorcar Parts of America, Inc.*	835	14,754
Movado Group, Inc.	741	8,032
Office Depot, Inc.	24,216	56,908
Oxford Industries, Inc.	741	32,611
Perdoceo Education Corp.*	3,054	48,650
PetMed Express, Inc.	886	31,577
Red Robin Gourmet Burgers, Inc.*	578	5,896
Regis Corp.*	1,078	8,818
Rent-A-Center, Inc.	2,130	59,257
Ruth’s Hospitality Group, Inc.	1,399	11,416
Shake Shack, Inc. Cl A*	1,551	82,172
Shoe Carnival, Inc.	394	11,532
Shutterstock, Inc.	844	29,515
Signet Jewelers Ltd.	2,340	24,032
Sleep Number Corp.*	1,224	50,967
Sonic Automotive, Inc. Cl A	1,059	33,793
Stamps.com, Inc.*	719	132,073
Standard Motor Products, Inc.	881	36,297
Steven Madden Ltd.	3,362	83,008
Sturm Ruger & Co., Inc.	730	55,480
Tupperware Brands Corp.	2,083	9,894
Unifi, Inc.*	645	8,308
Universal Electronics, Inc.*	609	28,513
Vera Bradley, Inc.*	1,028	4,564
Vista Outdoor, Inc.*	2,574	37,194

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Wingstop, Inc.	1,313	$182,468
Winnebago Industries, Inc.	1,491	99,330
Wolverine World Wide, Inc.	3,580	85,240
YETI Hldgs., Inc.*	2,952	126,139
Zumiez, Inc.*	884	24,204

		4,224,974

CONSUMER STAPLES (3.7%)
Andersons, Inc.	1,443	19,856
B&G Foods, Inc.	2,843	69,312
Calavo Growers, Inc.	726	45,673
Cal-Maine Foods, Inc.*	1,336	59,425
Central Garden & Pet Co. Cl A*	425	15,296
Central Garden & Pet Co. Cl A*	1,738	58,727
Chefs’ Warehouse, Inc.*	1,372	18,632
Coca-Cola Consolidated, Inc.	204	46,755
Fresh Del Monte Produce, Inc.	1,325	32,621
Inter Parfums, Inc.	777	37,413
J&J Snack Foods Corp.	657	83,524
John B Sanfilippo & Son, Inc.	394	33,620
Medifast, Inc.	523	72,577
MGP Ingredients, Inc.	584	21,436
National Beverage Corp.*	519	31,669
PriceSmart, Inc.	983	59,304
Seneca Foods Corp. Cl A*	297	10,042
SpartanNash Co.	1,562	33,192
United Natural Foods, Inc.*	4,060	73,933
Universal Corp.	1,079	45,868
USANA Health Sciences, Inc.*	537	39,432
Vector Group Ltd.	5,284	53,157
WD-40 Co.	600	118,980

		1,080,444

ENERGY (2.9%)
Archrock, Inc.	5,700	36,993
Bonanza Creek Energy, Inc.*	832	12,330
Callon Petroleum Co.*	17,559	20,193
CONSOL Energy, Inc.*	1,144	5,800
Core Laboratories N.V.	1,970	40,030
Denbury Resources, Inc.*	22,458	6,201
DMC Global, Inc.	649	17,912
Dorian LPG Ltd.*	1,192	9,226
Dril-Quip, Inc.*	1,545	46,026
Exterran Corp.*	1,235	6,657
Geospace Technologies Corp.*	599	4,504
Green Plains, Inc.*	1,487	15,190
Gulfport Energy Corp.*	6,589	7,182
Helix Energy Solutions Group, Inc.*	6,350	22,034
Helmerich & Payne, Inc.	4,757	92,809
Laredo Petroleum, Inc.*	404	5,599
Matador Resources Co.*	4,845	41,183
Matrix Svc. Co.*	1,159	11,265
Nabors Industries Ltd.	311	11,513
Newpark Resources, Inc.*	4,033	8,994
Oasis Petroleum, Inc.*	13,005	9,754
Oceaneering International, Inc.*	4,438	28,359

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
Oil States International, Inc.*	2,737	$13,001
Par Pacific Hldgs., Inc.*	1,720	15,463
Patterson-UTI Energy, Inc.	8,461	29,360
PDC Energy, Inc.*	4,236	52,696
Penn Virginia Corp.*	591	5,632
ProPetro Hldg. Corp.*	3,715	19,095
QEP Resources, Inc.	11,294	14,569
Range Resources Corp.	9,330	52,528
Renewable Energy Group, Inc.*	1,724	42,721
REX American Resources Corp.*	242	16,788
Ring Energy, Inc.*	2,634	3,055
RPC, Inc.*	2,313	7,124
SEACOR Hldgs., Inc.*	780	22,090
SM Energy Co.	4,716	17,685
Southwestern Energy Co.*	23,949	61,309
Talos Energy, Inc.*	901	8,289
US Silica Hldgs., Inc.	3,288	11,870
Valaris PLC Cl A*	8,824	5,752

		858,781

FINANCIALS (17.2%)
Allegiance Bancshares, Inc.	827	20,998
Ambac Financial Group, Inc.*	1,316	18,845
American Equity Investment Life Hldg. Co.	4,007	99,013
Ameris Bancorp	2,880	67,939
AMERISAFE, Inc.	850	51,986
Apollo Commercial Real Estate Finance, Inc.	6,338	62,176
ARMOUR Residential REIT, Inc.	2,856	26,818
Axos Financial, Inc.*	2,297	50,718
Banc of California, Inc.	1,921	20,804
Banner Corp.	1,540	58,520
Berkshire Hills Bancorp, Inc.	1,892	20,850
Blucora, Inc.*	2,118	24,188
Boston Private Financial Hldgs., Inc.	3,570	24,562
Brightsphere Investment Group, Inc.	2,749	34,253
Brookline Bancorp, Inc.	3,468	34,957
Cadence BanCorp Cl A	5,568	49,332
Capstead Mortgage Corp.	4,229	23,217
Central Pacific Financial Corp.	1,228	19,685
City Hldg. Co.	710	46,271
Columbia Banking System, Inc.	3,131	88,748
Community Bank System, Inc.	2,280	130,006
Customers Bancorp, Inc.*	1,265	15,205
CVB Financial Corp.	5,653	105,937
Dime Community Bancshares, Inc.	1,256	17,245
Donnelley Financial Solutions, Inc.*	1,361	11,432
Eagle Bancorp, Inc.	1,402	45,915
eHealth, Inc.*	1,142	112,190
Employers Hldgs., Inc.	1,336	40,280
Encore Capital Group, Inc.*	1,223	41,802
Enova International, Inc.*	1,325	19,703
EZCORP, Inc. Cl A*	2,294	14,452
First BanCorp.	9,580	53,552
First Commonwealth Financial Corp.	4,305	35,645

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
First Financial Bancorp	4,326	$60,088
First Midwest Bancorp, Inc.	5,022	67,044
Flagstar Bancorp, Inc.	1,521	44,763
Franklin Financial Network, Inc.	592	15,244
Granite Point Mortgage Trust, Inc.	2,436	17,490
Great Western Bancorp, Inc.	2,410	33,162
Green Dot Corp. Cl A*	2,157	105,866
Greenhill & Co., Inc.	648	6,473
Hanmi Financial Corp.	1,341	13,021
HCI Group, Inc.	277	12,792
Heritage Financial Corp.	1,575	31,500
HomeStreet, Inc.	1,029	25,324
Hope Bancorp, Inc.	5,407	49,853
Horace Mann Educators Corp.	1,811	66,518
Independent Bank Corp.	1,450	97,280
Independent Bank Group, Inc.	1,608	65,156
INTL. FCStone, Inc.*	719	39,545
Invesco Mortgage Capital, Inc.	7,782	29,105
iShares Core S&P Small-Cap ETF	10,978	749,688
James River Group Hldgs. Ltd.	1,339	60,255
Kinsale Capital Group, Inc.	914	141,862
KKR Real Estate Finance Trust, Inc.	1,030	17,077
Meta Financial Group, Inc.	1,414	25,692
National Bank Hldgs. Corp. Cl A	1,354	36,558
NBT Bancorp, Inc.	1,912	58,813
New York Mortgage Trust, Inc.	16,621	43,381
NMI Hldgs., Inc. Cl A*	3,694	59,400
Northfield Bancorp, Inc.	1,912	22,026
Northwest Bancshares, Inc.	5,209	53,262
OFG Bancorp	2,256	30,163
Old National Bancorp.	7,229	99,471
Pacific Premier Bancorp, Inc.	3,554	77,051
Palomar Hldgs., Inc.*	777	66,636
PennyMac Mortgage Investment Trust	4,394	77,027
Piper Sandler Cos.	636	37,626
PRA Group, Inc.*	1,996	77,165
Preferred Bank	598	25,624
ProAssurance Corp.	2,353	34,048
Provident Financial Svcs., Inc.	2,639	38,134
Ready Capital Corp.	1,660	14,425
Redwood Trust, Inc.	5,035	35,245
S&T Bancorp, Inc.	1,666	39,068
Safety Insurance Group, Inc.	641	48,883
Seacoast Banking Corp. of Florida*	2,298	46,879
ServisFirst Bancshares, Inc.	2,023	72,342
Simmons First National Corp. Cl A	4,753	81,324
Southside Bancshares, Inc.	1,368	37,921
Stewart Information Svcs. Corp.	1,038	33,745
Third Point Reinsurance Ltd.*	3,551	26,668
Tompkins Financial Corp.	538	34,846
Triumph Bancorp, Inc.*	974	23,639
TrustCo Bank Corp.	4,260	26,966
United Community Banks, Inc.	3,433	69,072
United Fire Group, Inc.	930	25,770

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
United Insurance Hldgs. Corp.	908	$7,101
Universal Insurance Hldgs., Inc.	1,311	23,270
Veritex Hldgs., Inc.	2,038	36,073
Virtus Investment Partners, Inc.	319	37,096
Waddell & Reed Financial, Inc. Cl A	2,882	44,700
Walker & Dunlop, Inc.	1,270	64,529
Westamerica Bancorporation	1,183	67,928
WisdomTree Investments, Inc.	5,220	18,113
World Acceptance Corp.*	231	15,135

		5,029,165

HEALTH CARE (12.7%)
Addus HomeCare Corp.*	596	55,166
Allscripts Healthcare Solutions, Inc.*	7,174	48,568
AMAG Pharmaceuticals, Inc.*	1,532	11,720
AMN Healthcare Svcs., Inc.*	2,065	93,421
Amphastar Pharmaceuticals, Inc.*	1,490	33,465
AngioDynamics, Inc.*	1,650	16,781
ANI Pharmaceuticals, Inc.*	418	13,518
Anika Therapeutics, Inc.*	622	23,468
BioTelemetry, Inc.*	1,503	67,921
Cardiovascular Systems, Inc.*	1,545	48,745
Coherus Biosciences, Inc.*	2,679	47,847
Community Health Systems, Inc.*	5,251	15,806
Computer Programs & Systems, Inc.	560	12,762
CONMED Corp.	856	61,623
Contra Progenics Pharmaceuticals, Inc. — contingent value rights*	3,670	37	††
Corcept Therapeutics, Inc.*	4,577	76,985
CorVel Corp.*	387	27,434
Covetrus, Inc.*	4,375	78,269
Cross Country Healthcare, Inc.*	1,655	10,195
CryoLife, Inc.*	1,651	31,650
Cutera, Inc.*	777	9,456
Cytokinetics, Inc.*	2,645	62,343
Eagle Pharmaceuticals, Inc.*	447	21,447
Emergent BioSolutions, Inc.*	1,957	154,760
Enanta Pharmaceuticals, Inc.*	722	36,252
Endo International PLC*	9,081	31,148
Ensign Group, Inc.	2,211	92,530
Glaukos Corp.*	1,758	67,542
Hanger, Inc.*	1,698	28,119
HealthStream, Inc.*	1,118	24,741
Heska Corp.*	372	34,659
HMS Hldgs. Corp.*	3,907	126,548
Innoviva, Inc.*	2,959	41,367
Inogen, Inc.*	803	28,523
Integer Hldgs. Corp.*	1,447	105,703
Invacare Corp.	1,523	9,702
Lannett Co., Inc.*	1,481	10,752
Lantheus Hldgs., Inc.*	4,056	58,001
LeMaitre Vascular, Inc.	735	19,404
Luminex Corp.	1,862	60,571
Magellan Health, Inc.*	977	71,301
Medpace Hldgs., Inc.*	1,186	110,322
Meridian Bioscience, Inc.*	1,879	43,762

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Merit Medical Systems, Inc.*	2,440	$111,386
Mesa Laboratories, Inc.	178	38,590
Momenta Pharmaceuticals, Inc.*	5,205	173,170
Myriad Genetics, Inc.*	3,277	37,161
Natus Medical, Inc.*	1,486	32,425
Neogen Corp.*	2,330	180,808
NeoGenomics, Inc.*	4,833	149,726
NextGen Healthcare, Inc.*	2,178	23,914
Omnicell, Inc.*	1,853	130,859
OraSure Technologies, Inc.*	3,159	36,739
Orthofix Medical, Inc.*	843	26,976
Owens & Minor, Inc.	2,786	21,229
Pacira BioSciences, Inc.*	1,863	97,752
Pennant Group, Inc.*	1,165	26,329
Phibro Animal Health Corp. Cl A	893	23,459
Providence Svc. Corp.*	509	40,165
RadNet, Inc.*	1,840	29,201
REGENXBIO, Inc.*	1,407	51,820
Select Medical Hldgs. Corp.*	4,786	70,498
Simulations Plus, Inc.	537	32,123
Spectrum Pharmaceuticals, Inc.*	5,120	17,306
Supernus Pharmaceuticals, Inc.*	2,331	55,361
Surmodics, Inc.*	594	25,685
Tabula Rasa HealthCare, Inc.*	903	49,421
Tactile Systems Technology, Inc.*	845	35,008
Tivity Health, Inc.*	1,937	21,946
US Physical Therapy, Inc.	573	46,424
Vanda Pharmaceuticals, Inc.*	2,395	27,399
Varex Imaging Corp.*	1,708	25,876
Xencor, Inc.*	2,178	70,545
Zynex, Inc.*	675	16,787

		3,750,422

INDUSTRIALS (17.5%)
AAON, Inc.	1,796	97,505
AAR Corp.	1,479	30,571
ABM Industries, Inc.	2,940	106,722
Aegion Corp. Cl A*	1,328	21,075
Aerojet Rocketdyne Hldgs., Inc.*	3,178	125,976
AeroVironment, Inc.*	945	75,250
Alamo Group, Inc.	428	43,930
Albany International Corp. Cl A	1,347	79,082
Allegiant Travel Co. Cl A	574	62,687
American Woodmark Corp.*	686	51,896
Apogee Enterprises, Inc.	1,166	26,865
Applied Industrial Technologies, Inc.	1,698	105,938
ArcBest Corp.	1,112	29,479
Arcosa, Inc.	2,118	89,380
Astec Industries, Inc.	993	45,986
Atlas Air Worldwide Hldgs., Inc.*	1,148	49,398
AZZ, Inc.	1,146	39,331
Barnes Group, Inc.	2,099	83,036
Brady Corp. Cl A	2,132	99,820
Bristow Group, Inc.*	294	4,095
Chart Industries, Inc.*	1,573	76,275
CIRCOR International, Inc.*	876	22,321

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Comfort Systems USA, Inc.	1,599	$65,159
Cubic Corp.	1,370	65,801
DXP Enterprises, Inc.*	710	14,136
Echo Global Logistics, Inc.*	1,172	25,339
Encore Wire Corp.	906	44,231
Enerpac Tool Group Corp. Cl A	2,356	41,466
EnPro Industries, Inc.	899	44,312
ESCO Technologies, Inc.	1,144	96,702
Exponent, Inc.	2,273	183,954
Federal Signal Corp.	2,661	79,112
Forrester Research, Inc.*	471	15,091
Forward Air Corp.	1,231	61,328
Foundation Building Materials, Inc.*	788	12,301
Franklin Electric Co., Inc.	1,682	88,339
Gibraltar Industries, Inc.*	1,429	68,606
GMS, Inc.*	1,853	45,565
Granite Construction, Inc.	2,067	39,562
Greenbrier Cos., Inc.	1,435	32,646
Griffon Corp.	1,890	35,003
Harsco Corp.*	3,476	46,961
Hawaiian Hldgs., Inc.	2,034	28,557
Heartland Express, Inc.	2,042	42,514
Heidrick & Struggles International, Inc.	845	18,269
Hillenbrand, Inc.	3,295	89,196
Hub Group, Inc. Cl A*	1,469	70,306
Insteel Industries, Inc.	803	15,313
Interface, Inc. Cl A	2,607	21,221
John Bean Technologies Corp.	1,383	118,966
Kaman Corp.	1,223	50,877
Kelly Svcs., Inc. Cl A	1,463	23,137
Korn Ferry	2,421	74,397
Lindsay Corp.	471	43,431
Lydall, Inc.*	783	10,618
Marten Transport Ltd.	1,715	43,149
Matson, Inc.	1,888	54,941
Matthews International Corp. Cl A	1,365	26,072
Meritor, Inc.*	3,193	63,221
Moog, Inc. Cl A	1,322	70,040
Mueller Industries, Inc.	2,500	66,450
MYR Group, Inc.*	728	23,230
National Presto Industries, Inc.	223	19,488
NOW, Inc.*	4,871	42,037
Park Aerospace Corp.	858	9,558
Patrick Industries, Inc.	973	59,596
PGT Innovations, Inc.*	2,571	40,313
Pitney Bowes, Inc.	7,631	19,841
Powell Industries, Inc.	388	10,627
Proto Labs, Inc.*	1,171	131,702
Quanex Building Products Corp.	1,453	20,168
Raven Industries, Inc.	1,574	33,857
Resideo Technologies, Inc.*	5,432	63,663
Resources Connection, Inc.	1,332	15,944
RR Donnelley & Sons Co.	3,194	3,801
Saia, Inc.*	1,156	128,524

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Simpson Manufacturing Co., Inc.	1,728	$145,774
SkyWest, Inc.	2,224	72,547
SPX Corp.*	1,970	81,066
SPX FLOW, Inc.*	1,878	70,312
Standex International Corp.	555	31,940
Sunrun, Inc.*	3,506	69,138
Team, Inc.*	1,359	7,570
Tennant Co.	816	53,048
Titan International, Inc.	2,186	3,192
Triumph Group, Inc.	2,309	20,804
TrueBlue, Inc.*	1,590	24,279
UFP Industries, Inc.	2,682	132,786
UniFirst Corp.	671	120,075
US Ecology, Inc.	1,127	38,183
Veritiv Corp.*	552	9,362
Viad Corp.	900	17,118
Vicor Corp.*	805	57,920
Wabash National Corp.	2,321	24,649
Watts Water Technologies, Inc. Cl A	1,206	97,686
WESCO International, Inc. Preferred*	823	21,826

		5,124,531

INFORMATION TECHNOLOGY (13.6%)
3D Systems Corp.*	5,197	36,327
8x8, Inc.*	4,570	73,120
ADTRAN, Inc.	2,117	23,139
Advanced Energy Industries, Inc.*	1,686	114,294
Agilysys, Inc.*	894	16,038
Alarm.com Hldgs., Inc.*	1,888	122,361
Applied Optoelectronics, Inc.*	850	9,240
Arlo Technologies, Inc.*	3,476	8,968
Axcelis Technologies, Inc.*	1,453	40,466
Badger Meter, Inc.	1,280	80,538
Bel Fuse, Inc. Cl B	447	4,796
Benchmark Electronics, Inc.	1,595	34,452
Bottomline Technologies DE, Inc.*	1,667	84,634
Brooks Automation, Inc.	3,275	144,886
CalAmp Corp.*	1,541	12,343
Cardtronics PLC Cl A*	1,573	37,721
CEVA, Inc.*	969	36,260
Cohu, Inc.	1,841	31,923
Comtech Telecommunications Corp.	1,094	18,478
CSG Systems International, Inc.	1,455	60,222
CTS Corp.	1,421	28,477
Daktronics, Inc.	1,659	7,217
Diebold Nixdorf, Inc.*	3,435	20,816
Digi International, Inc.*	1,283	14,947
Diodes, Inc.*	1,843	93,440
DSP Group, Inc.*	1,019	16,182
Ebix, Inc.	1,001	22,382
ePlus, Inc.*	594	41,984
EVERTEC, Inc.	2,616	73,510
ExlService Hldgs., Inc.*	1,513	95,924
Extreme Networks, Inc.*	5,356	23,245
Fabrinet*	1,616	100,871
FARO Technologies, Inc.*	780	41,808

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
FormFactor, Inc.*	3,366	$98,725
Harmonic, Inc.*	4,293	20,392
Ichor Hldgs. Ltd.*	990	26,314
Insight Enterprises, Inc.*	1,541	75,817
Itron, Inc.*	1,570	104,013
Knowles Corp.*	3,771	57,545
Kulicke & Soffa Industries, Inc.	2,757	57,428
LivePerson, Inc.*	2,718	112,607
ManTech International Corp. Cl A	1,191	81,572
MaxLinear, Inc. Cl A*	2,905	62,341
Methode Electronics, Inc.	1,625	50,798
MicroStrategy, Inc. Cl A*	341	40,337
MTS Systems Corp.	791	13,914
NETGEAR, Inc.*	1,305	33,786
NIC, Inc.	2,944	67,594
OneSpan, Inc.*	1,438	40,163
Onto Innovation, Inc.*	2,096	71,348
OSI Systems, Inc.*	733	54,711
PC Connection, Inc.	481	22,299
PDF Solutions, Inc.*	1,234	24,137
Perficient, Inc.*	1,451	51,917
Photronics, Inc.*	2,904	32,322
Plantronics, Inc.	1,508	22,137
Plexus Corp.*	1,287	90,811
Power Integrations, Inc.	1,313	155,105
Progress Software Corp.	1,979	76,686
Rambus, Inc.*	5,005	76,076
Rogers Corp.*	812	101,175
Sanmina Corp.*	3,006	75,270
ScanSource, Inc.*	1,116	26,884
SMART Global Hldgs., Inc.*	602	16,362
SPS Commerce, Inc.*	1,542	115,835
Sykes Enterprises, Inc.*	1,662	45,971
TTEC Hldgs., Inc.	771	35,898
TTM Technologies, Inc.*	4,377	51,911
Ultra Clean Hldgs., Inc.*	1,761	39,851
Unisys Corp.*	2,317	25,278
Veeco Instruments, Inc.*	2,168	29,246
Viavi Solutions, Inc.*	10,054	128,088
Virtusa Corp.*	1,317	42,763
Xperi Hldg. Corp.	5,073	74,878

		4,001,314

MATERIALS (4.8%)
AdvanSix, Inc.*	1,253	14,710
American Vanguard Corp.	1,171	16,113
Arconic Corp.*	4,254	59,258
Balchem Corp.	1,417	134,417
Boise Cascade Co.	1,732	65,140
Century Aluminum Co.*	2,226	15,871
Clearwater Paper Corp.*	737	26,628
Cleveland-Cliffs, Inc.	17,519	96,705
Ferro Corp.*	3,628	43,318
FutureFuel Corp.	1,134	13,551
GCP Applied Technologies, Inc.*	2,367	43,979
Hawkins, Inc.	415	17,671

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Haynes International, Inc.	556	$12,988
HB Fuller Co.	2,261	100,841
Innospec, Inc.	1,083	83,662
Kaiser Aluminum Corp.	695	51,166
Koppers Hldgs., Inc.*	916	17,257
Kraton Corp.*	1,394	24,088
Livent Corp.*	6,459	39,787
Materion Corp.	896	55,095
Mercer International, Inc.*	1,776	14,492
Myers Industries, Inc.	1,576	22,931
Neenah, Inc.	740	36,600
Olympic Steel, Inc.	396	4,653
PH Glatfelter Co.	1,957	31,410
Quaker Chemical Corp.	567	105,264
Rayonier Advanced Materials, Inc.*	2,176	6,115
Schweitzer-Mauduit International, Inc.	1,372	45,839
Stepan Co.	881	85,545
SunCoke Energy, Inc.	3,657	10,825
TimkenSteel Corp.*	1,739	6,765
Tredegar Corp.	1,094	16,848
Trinseo S.A.	1,692	37,495
US Concrete, Inc.*	698	17,310
Warrior Met Coal, Inc.	2,249	34,612

		1,408,949

REAL ESTATE (8.1%)
Acadia Realty Trust	3,818	49,558
Agree Realty Corp.	2,352	154,550
Alexander & Baldwin, Inc.	3,023	36,850
American Assets Trust, Inc.	2,125	59,160
Armada Hoffler Properties, Inc.	2,482	24,696
Brandywine Realty Trust	7,514	81,827
CareTrust REIT, Inc.	4,257	73,050
Cedar Realty Trust, Inc.	3,765	3,727
Chatham Lodging Trust	2,061	12,613
Community Healthcare Trust, Inc.	913	37,342
DiamondRock Hospitality Co.	8,806	48,697
Diversified Healthcare Trust	10,620	46,994
Easterly Government Properties, Inc.	3,286	75,972
Essential Properties Realty Trust, Inc.	4,062	60,280
Four Corners Property Trust, Inc.	3,110	75,884
Franklin Street Properties Corp.	4,733	24,091
Getty Realty Corp.	1,515	44,965
Global Net Lease, Inc.	3,939	65,900
Hersha Hospitality Trust Cl A	1,580	9,101
Independence Realty Trust, Inc.	4,141	47,580

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Industrial Logistics Properties Trust	2,841	$58,383
Innovative Industrial Properties, Inc. Cl A	820	72,176
Investors Real Estate Trust	536	37,783
iStar, Inc.	3,187	39,264
Kite Realty Group Trust	3,717	42,894
Lexington Realty Trust	12,176	128,457
LTC Properties, Inc.	1,734	65,320
Marcus & Millichap, Inc.*	1,038	29,957
National Storage Affiliates Trust	2,744	78,643
NexPoint Residential Trust, Inc.	962	34,007
Office Properties Income Trust	2,122	55,108
Pennsylvania REIT	2,674	3,637
RE/MAX Hldgs., Inc. Cl A	796	25,018
Realogy Hldgs. Corp.	5,094	37,747
Retail Opportunity Investments Corp.	5,155	58,406
Retail Properties of America, Inc. Cl A	9,429	69,020
RPT Realty	3,543	24,659
Safehold, Inc.	577	33,172
Saul Centers, Inc.	520	16,780
SITE Centers Corp.	6,591	53,387
St Joe Co.*	1,374	26,683
Summit Hotel Properties, Inc.	4,666	27,669
Tanger Factory Outlet Centers, Inc.	4,136	29,490
Uniti Group, Inc.	8,557	80,008
Universal Health Realty Income Trust	557	44,276
Urstadt Biddle Properties, Inc. Cl A	1,324	15,729
Washington Prime Group, Inc.	8,535	7,176
Washington Real Estate Investment Trust	3,628	80,542
Whitestone REIT Cl B	1,843	13,399
Xenia Hotels & Resorts, Inc.	5,022	46,855

		2,368,482

UTILITIES (2.2%)
American States Water Co.	1,623	127,616
Avista Corp.	2,960	107,714
California Water Service Group	2,139	102,030
El Paso Electric Co.	1,793	120,131
Northwest Natural Hldg. Co.	1,340	74,759
South Jersey Industries, Inc.	4,045	101,085

		633,335

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $33,601,296) 99.7%		29,244,525

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
Citibank, New York Time Deposit	0.01	07/01/20	$95,459	$95,459

TOTAL TEMPORARY CASH INVESTMENT (Cost: $95,459) 0.3%				95,459

TOTAL INVESTMENTS (Cost: $33,696,755) 100.0%				29,339,984

OTHER NET ASSETS 0.0% (2)				(10,351)

NET ASSETS 100.0%				$29,329,633

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (0.9%)
Discovery, Inc. Cl A*	17,470	$368,617
Discovery, Inc. Cl C*	18,337	353,171

		721,788

CONSUMER DISCRETIONARY (4.6%)
Capri Hldgs. Ltd.*	24,151	377,480
Foot Locker, Inc.	11,795	343,942
Hilton Grand Vacations, Inc.*	8,542	166,996
Marriott Vacations Worldwide Corp.	12,436	1,022,364
Ralph Lauren Corp. Cl A	5,197	376,886
Taylor Morrison Home Corp. Cl A*	16,128	311,109
Williams-Sonoma, Inc.	10,790	884,888

		3,483,665

CONSUMER STAPLES (2.6%)
Constellation Brands, Inc. Cl A	4,453	779,052
Ingredion, Inc.	4,717	391,511
TreeHouse Foods, Inc.*	8,420	368,796
Tyson Foods, Inc. Cl A	6,336	378,323
Vector Group Ltd.	9,781	98,397

		2,016,079

ENERGY (4.4%)
Baker Hughes, a GE Co. Cl A	19,021	292,733
Cheniere Energy, Inc.*	10,254	495,473
Devon Energy Corp.	11,579	131,306
EQT Corp.	22,330	265,727
Hess Corp.	7,779	403,030
MPLX LP	21,029	363,381
Noble Energy, Inc.	31,622	283,333
PBF Energy, Inc. Cl A	58,951	603,658
Williams Cos., Inc.	26,573	505,419

		3,344,060

FINANCIALS (19.5%)
American Financial Group, Inc.	13,259	841,416
Ameriprise Financial, Inc.	11,631	1,745,115
Associated Banc-Corp.	39,046	534,149
Citizens Financial Group, Inc.	9,504	239,881
Discover Financial Svcs.	12,797	641,002
Everest Re Group Ltd.	4,237	873,669
Fifth Third Bancorp	34,235	660,051
Hartford Financial Svcs. Group, Inc.	22,099	851,917
iShares Russell Mid-Cap ETF	15,000	804,000
iShares Russell Mid-Cap Value ETF	20,360	1,558,151
KeyCorp.	64,383	784,185
Lincoln National Corp.	9,651	355,060
Progressive Corp.	16,841	1,349,133
Reinsurance Group of America, Inc.	7,628	598,340
Starwood Property Trust, Inc.	35,135	525,620
SVB Financial Group*	3,612	778,494
Synchrony Financial	10,477	232,170
Voya Financial, Inc.	16,432	766,553
Zions Bancorporation	22,145	752,930

		14,891,836

HEALTH CARE (7.8%)
Agilent Technologies, Inc.	15,762	1,392,888
Centene Corp.*	14,503	921,666

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Hill-Rom Hldgs., Inc.	9,070	$995,705
Horizon Therapeutics PLC*	7,730	429,633
Humana, Inc.	3,203	1,241,963
Zimmer Biomet Hldgs., Inc.	8,341	995,582

		5,977,437

INDUSTRIALS (11.4%)
Alaska Air Group, Inc.	22,372	811,209
HEICO Corp. Cl A	4,740	385,078
Kirby Corp.*	7,351	393,720
L-3 Harris Technologies, Inc.	8,323	1,412,163
Mueller Industries, Inc.	37,675	1,001,401
Old Dominion Freight Line, Inc.	13,015	2,207,214
Oshkosh Corp.	11,001	787,892
Stanley Black & Decker, Inc.	6,324	881,439
Stericycle, Inc.*	14,293	800,122

		8,680,238

INFORMATION TECHNOLOGY (8.0%)
Analog Devices, Inc.	5,761	706,529
Ciena Corp.*	11,083	600,255
DXC Technology Co.	10,554	174,141
KLA Corp.	2,404	467,530
LogMeIn, Inc.	5,140	435,718
MKS Instruments, Inc.	2,641	299,067
Nokia OYJ	72,957	321,011
NortonLifeLock, Inc.	17,935	355,651
Perspecta, Inc.	16,420	381,437
Proofpoint, Inc.*	5,287	587,491
PTC, Inc.*	7,225	562,033
Qorvo, Inc.*	6,129	677,438
ViaSat, Inc.*	5,943	228,033
Western Digital Corp.	7,349	324,458

		6,120,792

MATERIALS (12.0%)
Crown Hldgs., Inc.*	35,173	2,290,818
FMC Corp.	6,304	628,004
Freeport-McMoRan, Inc.	73,912	855,162
International Paper Co.	18,109	637,618
Mosaic Co.	12,141	151,884
Newmont Corp.	16,333	1,008,399
Nucor Corp.	10,249	424,411
Olin Corp.	44,527	511,615
Packaging Corp. of America	22,350	2,230,530
Steel Dynamics, Inc.	15,806	412,379

		9,150,820

REAL ESTATE (12.3%)
Alexander’s, Inc.	1,173	282,576
American Campus Communities, Inc.	14,592	510,136
Apartment Investment & Management Co. Cl A	19,151	720,844
AvalonBay Communities, Inc.	5,368	830,108
Brandywine Realty Trust	56,870	619,314
Duke Realty Corp.	52,806	1,868,804
Equity LifeStyle Properties, Inc.	8,711	544,263

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
GEO Group, Inc.	29,523	$349,257
Host Hotels & Resorts, Inc.	20,012	215,929
Kilroy Realty Corp.	8,550	501,885
Prologis, Inc.	14,606	1,363,178
Regency Centers Corp.	4,051	185,900
Vornado Realty Trust	7,732	295,440
Welltower, Inc.	13,758	711,977
Weyerhaeuser Co.	16,293	365,941

		9,365,552

UTILITIES (12.8%)
AES Corp.	42,784	619,940
Ameren Corp.	18,789	1,321,994

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Consolidated Edison, Inc.	14,565	$1,047,660
Edison International	6,977	378,921
Entergy Corp.	10,960	1,028,158
Evergy, Inc.	23,158	1,373,038
Eversource Energy	11,345	944,698
FirstEnergy Corp.	25,082	972,680
PPL Corp.	29,417	760,135
Public Svc. Enterprise Group, Inc.	27,778	1,365,567

		9,812,791

TOTAL COMMON STOCKS
(Cost: $69,686,861) 96.3%		73,565,058

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.6%)
U.S. Treasury Bill	A-1+	0.09	07/09/20	$2,000,000	$1,999,958

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,999,958) 2.6%					1,999,958

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.6%)
Citibank, New York Time Deposit		0.01	07/01/20	$1,195,783	$1,195,783

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,195,783) 1.6%					1,195,783

TOTAL INVESTMENTS (Cost: $72,882,602) 100.5%					76,760,799

OTHER NET ASSETS -0.5%					(350,276)

NET ASSETS 100.0%					$76,410,523

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.8%)
AMC Networks, Inc. Cl A*	35,032	$819,398
Cable One, Inc.	4,549	8,073,793
Cinemark Hldgs., Inc.	95,811	1,106,617
John Wiley & Sons, Inc. Cl A	37,964	1,480,596
New York Times Co. Cl A	126,063	5,298,428
TEGNA, Inc.	189,858	2,115,018
Telephone & Data Systems, Inc.	84,738	1,684,591
TripAdvisor, Inc.	87,599	1,665,257
World Wrestling Entertainment, Inc. Cl A	39,410	1,712,365
Yelp, Inc. Cl A*	55,601	1,286,051

		25,242,114

CONSUMER DISCRETIONARY (13.8%)
Aaron’s, Inc.	57,600	2,615,040
Adient PLC*	72,342	1,187,856
Adtalem Global Education, Inc.*	44,309	1,380,225
American Eagle Outfitters, Inc.	135,747	1,479,642
AutoNation, Inc.*	49,667	1,866,486
Boyd Gaming Corp.	69,291	1,448,182
Brunswick Corp.	69,124	4,424,627
Caesars Entertainment Corp.*	476,081	5,774,863
Carter’s, Inc.	36,894	2,977,346
Choice Hotels International, Inc.	27,447	2,165,568
Churchill Downs, Inc.	30,539	4,066,268
Columbia Sportswear Co.	24,649	1,986,216
Cracker Barrel Old Country Store, Inc.	20,418	2,264,560
Dana, Inc.	122,276	1,490,545
Deckers Outdoor Corp.*	24,191	4,750,871
Delphi Technologies PLC*	74,306	1,055,888
Dick’s Sporting Goods, Inc.	57,469	2,371,171
Dunkin’ Brands Group, Inc.	71,462	4,661,466
Eldorado Resorts, Inc.*	72,904	2,920,534
Etsy, Inc.*	97,784	10,387,594
Five Below, Inc.*	48,134	5,146,006
Foot Locker, Inc.	90,698	2,644,754
Gentex Corp.	212,577	5,478,109
Goodyear Tire & Rubber Co.	199,490	1,784,438
Graham Hldgs. Co. Cl B	3,736	1,280,215
Grand Canyon Education, Inc.*	40,536	3,669,724
Grubhub, Inc.*	78,838	5,542,311
Harley-Davidson, Inc.	132,984	3,161,030
Helen of Troy Ltd.*	21,986	4,145,680
Jack in the Box, Inc.	19,402	1,437,494
KB Home	76,931	2,360,243
Lear Corp.	45,333	4,942,204
Marriott Vacations Worldwide Corp.	30,771	2,529,684
Mattel, Inc.*	299,254	2,893,786
Murphy USA, Inc.*	23,364	2,630,553
Nordstrom, Inc.	94,829	1,468,901
Ollie’s Bargain Outlet Hldgs., Inc.*	48,646	4,750,282
Papa John’s International, Inc.	19,176	1,522,766
Penn National Gaming, Inc.*	112,328	3,430,497

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Polaris, Inc.	49,270	$4,559,939
Pool Corp.	34,172	9,290,342
RH*	14,463	3,599,841
Sally Beauty Hldgs., Inc.*	99,643	1,248,527
Scientific Games Corp.*	47,127	728,583
Service Corp. International	153,559	5,971,910
Six Flags Entertainment Corp.	67,739	1,301,266
Skechers U.S.A., Inc. Cl A*	118,907	3,731,302
Strategic Education, Inc.	19,245	2,956,994
Taylor Morrison Home Corp. Cl A*	113,765	2,194,527
Tempur Sealy International, Inc.*	37,335	2,686,253
Texas Roadhouse, Inc. Cl A	57,806	3,038,861
Thor Industries, Inc.	48,168	5,131,337
Toll Brothers, Inc.	100,917	3,288,885
TopBuild Corp.*	29,148	3,316,168
TRI Pointe Group, Inc.*	115,053	1,690,129
Urban Outfitters, Inc.*	61,468	935,543
Visteon Corp.*	24,024	1,645,644
Wendy’s Co.	153,580	3,344,972
Williams-Sonoma, Inc.	66,546	5,457,438
WW International, Inc.*	40,638	1,031,392
Wyndham Destinations, Inc.	72,561	2,044,769
Wyndham Hotels & Resorts, Inc.	79,393	3,383,730

		194,671,977

CONSUMER STAPLES (3.6%)
BJ’s Wholesale Club Hldgs., Inc.*	105,038	3,914,766
Boston Beer Co., Inc. Cl A*	8,159	4,378,528
Casey’s General Stores, Inc.	31,359	4,688,798
Darling Ingredients, Inc.*	142,458	3,507,316
Edgewell Personal Care Co.*	45,783	1,426,598
Energizer Hldgs., Inc.	54,166	2,572,343
Flowers Foods, Inc.	166,316	3,718,826
Grocery Outlet Hldg. Corp.*	54,540	2,225,232
Hain Celestial Group, Inc.*	68,643	2,162,941
Ingredion, Inc.	57,740	4,792,420
Lancaster Colony Corp.	16,965	2,629,406
Nu Skin Enterprises, Inc. Cl A	45,379	1,734,839
Pilgrim’s Pride Corp.*	44,989	759,864
Post Hldgs., Inc.*	54,744	4,796,669
Sanderson Farms, Inc.	17,215	1,995,046
Sprouts Farmers Market, Inc.*	100,339	2,567,675
Tootsie Roll Industries, Inc.	14,779	506,476
TreeHouse Foods, Inc.*	49,317	2,160,085

		50,537,828

ENERGY (1.4%)
Antero Midstream Corp.	242,659	1,237,561
ChampionX Corp.*	158,901	1,550,874
Cimarex Energy Co.	87,217	2,397,595
CNX Resources Corp.*	161,270	1,394,986
EQT Corp.	220,899	2,628,698

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
Equitrans Midstream Corp.	347,495	$2,887,684
Murphy Oil Corp.	126,618	1,747,328
PBF Energy, Inc. Cl A	87,912	900,219
Transocean Ltd.*	511,019	935,165
World Fuel Svcs. Corp.	54,654	1,407,887
WPX Energy, Inc.*	356,330	2,273,385

		19,361,382

FINANCIALS (14.6%)
Affiliated Managers Group, Inc.	40,838	3,044,881
Alleghany Corp.	12,402	6,066,314
American Financial Group, Inc.	63,811	4,049,446
Associated Banc-Corp.	135,656	1,855,774
BancorpSouth Bank	85,606	1,946,680
Bank of Hawaii Corp.	35,101	2,155,552
Bank OZK	107,255	2,517,275
Brighthouse Financial, Inc.*	83,030	2,309,895
Brown & Brown, Inc.	203,993	8,314,755
Cathay General Bancorp	68,005	1,788,532
CIT Group, Inc.	86,983	1,803,158
CNO Financial Group, Inc.	126,459	1,968,967
Commerce Bancshares, Inc.	88,389	5,256,494
Cullen/Frost Bankers, Inc.	50,720	3,789,291
East West Bancorp, Inc.	125,369	4,543,373
Eaton Vance Corp.	99,014	3,821,940
Essent Group Ltd.	96,645	3,505,314
Evercore, Inc. Cl A	35,534	2,093,663
FactSet Research Systems, Inc.	32,831	10,783,999
Federated Hermes, Inc. Cl B	83,533	1,979,732
First American Financial Corp.	97,213	4,668,168
First Financial Bankshares, Inc.	127,250	3,676,253
First Horizon National Corp.	271,548	2,704,618
FirstCash, Inc.	35,670	2,407,012
FNB Corp.	282,196	2,116,470
Fulton Financial Corp.	143,753	1,513,719
Genworth Financial, Inc. Cl A*	428,167	989,066
Glacier Bancorp, Inc.	76,649	2,704,943
Hancock Whitney Corp.	78,438	1,662,886
Hanover Insurance Group, Inc.	32,704	3,313,896
Home BancShares, Inc.	132,808	2,042,587
Interactive Brokers Group, Inc. Cl A	67,072	2,801,597
International Bancshares Corp.	48,700	1,559,374
Janus Henderson Group PLC	134,009	2,835,630
Jefferies Financial Group, Inc.	198,247	3,082,741
Kemper Corp.	54,143	3,926,450
Legg Mason, Inc.	72,125	3,588,219
LendingTree, Inc.*	6,563	1,900,185
Mercury General Corp.	23,655	963,941
Navient Corp.	149,092	1,048,117
New York Community Bancorp, Inc.	408,386	4,165,537
Old Republic International Corp.	248,816	4,058,189
PacWest Bancorp	103,919	2,048,243
Pinnacle Financial Partners, Inc.	62,812	2,637,476
Primerica, Inc.	34,980	4,078,668

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Prosperity Bancshares, Inc.	83,338	$4,948,610
Reinsurance Group of America, Inc.	58,647	4,600,271
RenaissanceRe Hldgs. Ltd.	43,000	7,354,290
RLI Corp.	35,009	2,874,239
SEI Investments Co.	108,700	5,976,326
Selective Insurance Group, Inc.	52,314	2,759,040
Signature Bank	46,799	5,003,749
SLM Corp.	326,257	2,293,587
Sterling Bancorp	172,496	2,021,653
Stifel Financial Corp.	60,009	2,846,227
Synovus Financial Corp.	129,624	2,661,181
TCF Financial Corp.	134,375	3,953,313
Texas Capital Bancshares, Inc.*	43,540	1,344,080
Trustmark Corp.	54,747	1,342,396
UMB Financial Corp.	37,585	1,937,507
Umpqua Hldgs. Corp.	192,924	2,052,711
United Bankshares, Inc.	113,735	3,145,910
Valley National Bancorp	345,613	2,702,694
Washington Federal, Inc.	68,209	1,830,730
Webster Financial Corp.	80,640	2,307,110
Wintrust Financial Corp.	51,287	2,237,139

		206,281,783

HEALTH CARE (10.6%)
Acadia Healthcare Co., Inc.*	75,949	1,907,839
Amedisys, Inc.*	28,162	5,591,284
Arrowhead Pharmaceuticals, Inc.*	89,884	3,882,090
Avanos Medical, Inc.*	41,183	1,210,368
Bio-Techne Corp.	33,076	8,734,379
Cantel Medical Corp.	30,967	1,369,670
Catalent, Inc.*	140,641	10,308,985
Charles River Laboratories International, Inc.*	42,681	7,441,432
Chemed Corp.	13,675	6,168,382
Encompass Health Corp.	85,647	5,304,119
Exelixis, Inc.*	263,377	6,252,570
Globus Medical, Inc. Cl A*	64,752	3,089,318
Haemonetics Corp.*	43,092	3,859,320
HealthEquity, Inc.*	60,880	3,571,830
Hill-Rom Hldgs., Inc.	56,786	6,233,967
ICU Medical, Inc.*	16,782	3,093,091
Integra LifeSciences Hldgs. Corp.*	59,946	2,816,863
LHC Group, Inc.*	25,112	4,377,524
Ligand Pharmaceuticals, Inc.*	13,836	1,547,557
LivaNova PLC*	40,964	1,971,597
Masimo Corp.*	42,817	9,761,848
MEDNAX, Inc.*	73,337	1,254,063
Molina Healthcare, Inc.*	50,520	8,991,550
Nektar Therapeutics Cl A*	152,132	3,523,377
NuVasive, Inc.*	44,040	2,451,266
Patterson Cos., Inc.	72,296	1,590,512
Penumbra, Inc.*	27,933	4,994,979
PRA Health Sciences, Inc.*	55,546	5,404,070

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Prestige Consumer Healthcare, Inc.*	43,357	$1,628,489
Quidel Corp.*	31,918	7,141,333
Repligen Corp.*	40,781	5,040,939
Syneos Health, Inc. Cl A*	52,529	3,059,814
Tenet Healthcare Corp.*	90,753	1,643,537
United Therapeutics Corp.*	37,925	4,588,925

		149,806,887

INDUSTRIALS (15.4%)
Acuity Brands, Inc.	34,453	3,298,530
AECOM*	138,859	5,218,321
AGCO Corp.	53,744	2,980,642
ASGN, Inc.*	46,190	3,079,949
Avis Budget Group, Inc.*	46,769	1,070,542
Axon Enterprise, Inc.*	54,556	5,353,580
Brink’s Co.	44,834	2,040,395
Carlisle Cos., Inc.	47,096	5,635,978
Clean Harbors, Inc.*	43,232	2,593,055
Colfax Corp.*	73,171	2,041,471
CoreLogic, Inc.	69,451	4,668,496
Crane Co.	43,182	2,567,602
Curtiss-Wright Corp.	36,497	3,258,452
Deluxe Corp.	36,963	870,109
Donaldson Co., Inc.	108,228	5,034,767
Dycom Industries, Inc.*	27,243	1,113,966
EMCOR Group, Inc.	47,133	3,117,377
EnerSys	37,476	2,412,705
Fluor Corp.	116,505	1,407,380
FTI Consulting, Inc.*	31,805	3,643,263
GATX Corp.	30,566	1,863,915
Generac Hldgs., Inc.*	54,259	6,615,800
Graco, Inc.	145,263	6,971,171
Healthcare Svcs. Group, Inc.	64,558	1,579,089
Herman Miller, Inc.	51,828	1,223,659
Hexcel Corp.	72,497	3,278,314
HNI Corp.	37,590	1,149,126
Hubbell, Inc. Cl B	46,966	5,887,658
Insperity, Inc.	31,296	2,025,790
ITT, Inc.	75,296	4,422,887
JetBlue Airways Corp.*	234,014	2,550,753
KAR Auction Svcs, Inc.	113,410	1,560,522
Kennametal, Inc.	72,204	2,072,977
Kirby Corp.*	51,885	2,778,961
Knight-Swift Transportation Hldgs., Inc. Cl A	105,887	4,416,547
Landstar System, Inc.	33,530	3,765,754
Lennox International, Inc.	30,342	7,069,383
Lincoln Electric Hldgs., Inc.	51,517	4,339,792
ManpowerGroup, Inc.	50,346	3,461,287
MasTec, Inc.*	50,320	2,257,858
Mercury Systems, Inc.*	49,022	3,856,071
Middleby Corp.*	47,094	3,717,600
MSA Safety, Inc.	31,418	3,595,476
MSC Industrial Direct Co., Inc. Cl A	39,772	2,895,799

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Nordson Corp.	44,193	$8,383,854
nVent Electric PLC	135,522	2,538,327
Oshkosh Corp.	59,086	4,231,739
Owens Corning	94,034	5,243,336
Regal Beloit Corp.	35,106	3,065,456
Ryder System, Inc.	46,724	1,752,617
Stericycle, Inc.*	78,414	4,389,616
Terex Corp.	55,851	1,048,323
Tetra Tech, Inc.	46,406	3,671,643
Timken Co.	57,851	2,631,642
Toro Co.	90,934	6,032,562
Trex Co., Inc.*	51,014	6,635,391
Trinity Industries, Inc.	82,047	1,746,781
Univar Solutions, Inc.*	119,735	2,018,732
Valmont Industries, Inc.	18,456	2,096,971
Watsco, Inc.	28,436	5,053,077
Werner Enterprises, Inc.	50,167	2,183,770
Woodward, Inc.	49,034	3,802,587
XPO Logistics, Inc.*	78,464	6,061,344

		217,350,537

INFORMATION TECHNOLOGY (15.4%)
ACI Worldwide, Inc.*	99,124	2,675,357
Alliance Data Systems Corp.	37,117	1,674,719
Arrow Electronics, Inc.*	67,094	4,608,687
Avnet, Inc.	85,650	2,388,350
Belden, Inc.	33,290	1,083,590
Blackbaud, Inc.	42,536	2,427,955
Cabot Microelectronics Corp.	25,299	3,530,222
CACI International, Inc. Cl A*	21,513	4,665,739
CDK Global, Inc.	104,446	4,326,153
Ceridian HCM Hldg., Inc.*	86,639	6,867,874
Ciena Corp.*	131,764	7,136,338
Cirrus Logic, Inc.*	51,001	3,150,842
Cognex Corp.	147,655	8,817,957
Coherent, Inc.*	20,487	2,683,387
CommVault Systems, Inc.*	36,649	1,418,316
Cree, Inc.*	92,480	5,473,891
Enphase Energy, Inc.*	66,472	3,162,073
Fair Isaac Corp.*	24,977	10,441,385
First Solar, Inc.*	65,031	3,219,035
II-VI, Inc.*	75,147	3,548,441
InterDigital, Inc.	26,293	1,488,973
j2 Global, Inc.*	38,518	2,434,723
Jabil, Inc.	120,700	3,872,056
KBR, Inc.	122,870	2,770,719
Littelfuse, Inc.	20,900	3,566,167
LiveRamp Hldgs., Inc.*	49,277	2,092,794
LogMeIn, Inc.	42,164	3,574,242
Lumentum Hldgs., Inc.*	64,756	5,273,081
Manhattan Associates, Inc.*	54,682	5,151,044
MAXIMUS, Inc.	53,416	3,763,157
MKS Instruments, Inc.	46,338	5,247,315
Monolithic Power Systems, Inc.	36,281	8,598,597
National Instruments Corp.	102,086	3,951,749
NCR Corp.*	110,810	1,919,229

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
NetScout Systems, Inc.*	54,683	$1,397,697
Paylocity Hldg. Corp.*	31,241	4,557,750
Perspecta, Inc.	122,746	2,851,390
PTC, Inc.*	89,907	6,993,866
Qualys, Inc.*	29,034	3,020,117
Sabre Corp.	235,342	1,896,857
Science Applications International Corp.	42,751	3,320,898
Semtech Corp.*	56,133	2,931,265
Silicon Laboratories, Inc.*	38,011	3,811,363
SolarEdge Technologies, Inc.*	41,912	5,816,547
Synaptics, Inc.*	29,251	1,758,570
SYNNEX Corp.	34,810	4,169,194
Teradata Corp.*	94,103	1,957,342
Teradyne, Inc.	141,968	11,997,716
Trimble, Inc.*	214,315	9,256,265
Universal Display Corp.	36,626	5,479,982
ViaSat, Inc.*	50,079	1,921,531
Vishay Intertechnology, Inc.	114,859	1,753,897
WEX, Inc.*	37,536	6,193,815

		218,090,219

MATERIALS (5.7%)
Allegheny Technologies, Inc.*	115,681	1,178,789
AptarGroup, Inc.	55,387	6,202,236
Ashland Global Hldgs., Inc.	52,459	3,624,917
Cabot Corp.	48,378	1,792,405
Carpenter Technology Corp.	42,457	1,030,856
Chemours Co.	141,369	2,170,014
Commercial Metals Co.	104,041	2,122,436
Compass Minerals International, Inc.	29,584	1,442,220
Domtar Corp.	47,904	1,011,254
Eagle Materials, Inc.	36,120	2,536,346
Greif, Inc. Cl A	22,982	790,811
Ingevity Corp.*	35,200	1,850,464
Louisiana-Pacific Corp.	95,718	2,455,167
Minerals Technologies, Inc.	29,792	1,398,139
NewMarket Corp.	6,224	2,492,588
O-I Glass, Inc.	132,553	1,190,326
Olin Corp.	138,147	1,587,309
PolyOne Corp.	78,663	2,063,331
Reliance Steel & Aluminum Co.	55,974	5,313,612
Royal Gold, Inc.	55,829	6,940,661
RPM International, Inc.	111,217	8,347,948
Scotts Miracle-Gro Co.	33,915	4,560,550
Sensient Technologies Corp.	36,756	1,917,193
Silgan Hldgs., Inc.	67,196	2,176,478
Sonoco Products Co.	86,822	4,539,922
Steel Dynamics, Inc.	182,443	4,759,938
United States Steel Corp.	189,261	1,366,464
Valvoline, Inc.	163,422	3,158,947
Worthington Industries, Inc.	32,650	1,217,845

		81,239,166

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (9.6%)
American Campus Communities, Inc.	118,464	$4,141,501
Brixmor Property Group, Inc.	261,300	3,349,866
Camden Property Trust	84,879	7,742,662
CoreCivic, Inc.	105,377	986,329
CoreSite Realty Corp.	35,024	4,240,005
Corporate Office Properties Trust	98,015	2,483,700
Cousins Properties, Inc.	131,153	3,912,294
CyrusOne, Inc.	100,175	7,287,731
Douglas Emmett, Inc.	145,830	4,471,148
EastGroup Properties, Inc.	33,991	4,031,672
EPR Properties	64,871	2,149,176
First Industrial Realty Trust, Inc.	112,136	4,310,508
GEO Group, Inc.	107,814	1,275,440
Healthcare Realty Trust, Inc.	117,136	3,430,913
Highwoods Properties, Inc.	91,551	3,417,599
Hudson Pacific Properties, Inc.	136,316	3,429,711
JBG SMITH Properties	102,533	3,031,901
Jones Lang LaSalle, Inc.	44,184	4,571,277
Kilroy Realty Corp.	94,007	5,518,211
Lamar Advertising Co. Cl A	74,237	4,956,062
Life Storage, Inc.	41,038	3,896,558
Macerich Co.	100,882	904,912
Mack-Cali Realty Corp.	78,397	1,198,690
Medical Properties Trust, Inc.	458,436	8,618,597
National Retail Properties, Inc.	148,590	5,271,973
Omega Healthcare Investors, Inc.	195,896	5,823,988
Park Hotels & Resorts, Inc.	205,529	2,032,682
Pebblebrook Hotel Trust	114,434	1,563,168
Physicians Realty Trust	176,121	3,085,640
PotlatchDeltic Corp.	56,407	2,145,158
PS Business Parks, Inc.	17,313	2,292,241
Rayonier, Inc.	116,944	2,899,042
Sabra Health Care REIT, Inc.	179,172	2,585,452
Service Properties Trust	142,488	1,010,240
Spirit Realty Capital, Inc.	89,333	3,114,148
STORE Capital Corp.	191,112	4,550,377
Taubman Centers, Inc.	53,476	2,019,254
Urban Edge Properties	98,148	1,165,017
Weingarten Realty Investors	105,898	2,004,649

		134,919,492

UTILITIES (4.0%)
ALLETE, Inc.	44,895	2,451,716
Black Hills Corp.	54,209	3,071,482
Essential Utilities, Inc.	189,707	8,013,224
Hawaiian Electric Industries, Inc.	94,849	3,420,255
IDACORP, Inc.	43,944	3,839,387
MDU Resources Group, Inc.	172,275	3,821,060
National Fuel Gas Co.	78,924	3,309,283
New Jersey Resources Corp.	81,603	2,664,338
NorthWestern Corp.	43,881	2,392,392
OGE Energy Corp.	171,881	5,218,307
ONE Gas, Inc.	46,043	3,547,613

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
PNM Resources, Inc.	68,848	$2,646,517
Southwest Gas Hldgs., Inc.	47,388	3,272,141
Spire, Inc.	44,230	2,906,353
UGI Corp.	179,517	5,708,641

		56,282,709

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $1,276,610,346) 95.9%		1,353,784,094

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.8%)
U.S. Treasury Bill	A-1+	0.09	07/09/20	$15,000,000	$14,999,686
U.S. Treasury Bill (1)	A-1+	0.53	07/21/20	29,100,000	29,098,223
U.S. Treasury Bill	A-1+	0.11	07/02/20	9,800,000	9,799,983

					53,897,892

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $53,897,892) 3.8%					53,897,892

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.4%)
Citibank, New York Time Deposit		0.01	07/01/20	$4,501,850	$4,501,850

TOTAL TEMPORARY CASH INVESTMENT (Cost: $4,501,850) 0.4%					4,501,850

TOTAL INVESTMENTS (Cost: $1,335,010,088) 100.1%					1,412,183,836

OTHER NET ASSETS -0.1%					(730,435)

NET ASSETS 100.0%					$1,411,453,401

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

				Shares	Value
COMMON STOCKS:
FINANCIALS (98.5%)
iShares Core MSCI EAFE ETF				2,033,040	$116,208,566
iShares Core MSCI Emerging Markets ETF				731,880	34,837,488
iShares Core MSCI Europe ETF				387,100	16,552,396
iShares Core MSCI Pacific ETF				174,227	9,181,763
iShares MSCI EAFE ETF				3,955,923	240,797,033
iShares MSCI EAFE Growth ETF				698,656	58,065,300
iShares MSCI EAFE Value ETF				1,447,364	57,851,139
Vanguard FTSE Developed Markets ETF				2,121,236	82,282,744
Vanguard FTSE Europe ETF				417,953	21,035,575
Vanguard FTSE Pacific ETF				532,373	33,885,541

					670,697,545

TOTAL COMMON STOCKS
(Cost: $679,956,721) 98.5%					670,697,545

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill	A-1+	0.10	07/14/20	$3,700,000	$3,699,866
U.S. Treasury Bill	A-1+	0.12	07/21/20	2,700,000	2,699,822

					6,399,688

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,399,688) 1.0%					6,399,688

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.5%)
Citibank, New York Time Deposit		0.01	07/01/20	$3,467,301	$3,467,301

TOTAL TEMPORARY CASH INVESTMENT (Cost: $3,467,301) 0.5%					3,467,301

TOTAL INVESTMENTS (Cost: $689,823,710) 100.0%					680,564,534

OTHER NET ASSETS 0.0% (2)					325,269

NET ASSETS 100.0%					$680,889,803

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.0%)
AT&T, Inc.	43,307	$1,309,171
Comcast Corp. Cl A	59,339	2,313,034
ViacomCBS, Inc. Cl B	30,856	719,562
Walt Disney Co.	9,155	1,020,874

		5,362,641

CONSUMER DISCRETIONARY (5.5%)
Best Buy Co., Inc.	20,728	1,808,933
eBay, Inc.	9,878	518,101
Home Depot, Inc.	11,187	2,802,455
PVH Corp.	8,485	407,704
Ross Stores, Inc.	8,542	728,120
Tapestry, Inc.	15,535	206,305
Target Corp.	15,119	1,813,222
TJX Cos., Inc.	16,668	842,734
Whirlpool Corp.	4,434	574,336

		9,701,910

CONSUMER STAPLES (4.0%)
Constellation Brands, Inc. Cl A	6,626	1,159,219
Keurig Dr Pepper, Inc.	7,046	200,107
PepsiCo, Inc.	12,309	1,627,988
Procter & Gamble Co.	20,702	2,475,338
Walmart, Inc.	12,971	1,553,666

		7,016,318

ENERGY (2.0%)
Cabot Oil & Gas Corp.	21,115	362,756
Chevron Corp.	10,448	932,275
ConocoPhillips	11,903	500,164
Noble Energy, Inc.	52,868	473,697
Valero Energy Corp.	11,652	685,371
Williams Cos., Inc.	26,052	495,509

		3,449,772

FINANCIALS (5.0%)
Bank of America Corp.	67,000	1,591,250
Citigroup, Inc.	25,160	1,285,676
Intercontinental Exchange, Inc.	16,186	1,482,637
JPMorgan Chase & Co.	22,378	2,104,875
Morgan Stanley	36,036	1,740,539
Synchrony Financial	28,624	634,308

		8,839,285

HEALTH CARE (8.9%)
AbbVie, Inc.	23,498	2,307,034
Becton Dickinson & Co.	2,935	702,257
Bristol-Myers Squibb Co.	17,657	1,038,231
Bristol-Myers Squibb Co. Right Issue 31/03/21 *	7,757	27,770
Cigna Corp.	5,689	1,067,541
CVS Health Corp.	12,544	814,984
Eli Lilly & Co.	9,170	1,505,531
Gilead Sciences, Inc.	20,120	1,548,033
HCA Healthcare, Inc.	5,450	528,977
Humana, Inc.	3,963	1,536,653
Merck & Co., Inc.	18,203	1,407,638
Quest Diagnostics, Inc.	4,701	535,726

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
UnitedHealth Group, Inc.	9,322	$2,749,524

		15,769,899

INDUSTRIALS (3.2%)
Eaton Corp. PLC	11,087	969,891
Honeywell International, Inc.	8,457	1,222,798
Lockheed Martin Corp.	4,005	1,461,504
Northrop Grumman Corp.	3,532	1,085,878
Trane Technologies PLC	10,951	974,420

		5,714,491

INFORMATION TECHNOLOGY (17.5%)
Apple, Inc.	22,211	8,102,573
Broadcom, Inc.	5,978	1,886,717
Cisco Systems, Inc.	29,153	1,359,696
DXC Technology Co.	12,750	210,375
Fidelity National Information Svcs., Inc.	9,522	1,276,805
HP, Inc.	61,549	1,072,799
Lam Research Corp.	5,290	1,711,103
Micron Technology, Inc. *	15,169	781,507
Microsoft Corp.	40,210	8,183,137
Motorola Solutions, Inc.	6,046	847,226
NVIDIA Corp.	2,841	1,079,324
QUALCOMM, Inc.	11,564	1,054,753
Visa, Inc. Cl A	13,308	2,570,706
VMware, Inc. Cl A *	2,348	363,611
Western Digital Corp.	6,799	300,176

		30,800,508

MATERIALS (1.9%)
Dow, Inc.	10,518	428,714
Eastman Chemical Co.	5,975	416,099
Freeport-McMoRan, Inc.	33,336	385,697
Newmont Corp.	28,386	1,752,552
WestRock Co.	15,412	435,543

		3,418,605

REAL ESTATE (1.9%)
American Tower Corp.	6,007	1,553,050
Equinix, Inc.	1,997	1,402,493
Ventas, Inc.	8,777	321,413

		3,276,956

UTILITIES (1.9%)
NextEra Energy, Inc.	7,334	1,761,407
NRG Energy, Inc.	27,361	890,874
Sempra Energy	5,501	644,882

		3,297,163

TOTAL COMMON STOCKS
(Cost: $73,999,856) 54.8%		96,647,548

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (19.3%)
U.S. Treasury Note	AA+	0.63	05/15/30	$1,375,000	$1,370,811
U.S. Treasury Note	AA+	1.25	08/31/24	650,000	677,295
U.S. Treasury Note	AA+	1.50	02/28/23	350,000	362,332
U.S. Treasury Note	AA+	1.50	09/30/24	500,000	526,641
U.S. Treasury Note	AA+	1.50	02/15/30	500,000	540,449
U.S. Treasury Note	AA+	1.63	02/15/26	750,000	802,383
U.S. Treasury Note	AA+	1.63	08/15/29	1,750,000	1,909,141
U.S. Treasury Note	AA+	2.00	02/15/25	500,000	539,863
U.S. Treasury Note	AA+	2.00	11/15/26	1,000,000	1,098,086
U.S. Treasury Note	AA+	2.13	05/15/25	1,000,000	1,088,828
U.S. Treasury Note	AA+	2.25	02/15/27	2,000,000	2,234,141
U.S. Treasury Note	AA+	2.25	08/15/27	2,600,000	2,920,328
U.S. Treasury Note	AA+	2.25	11/15/27	2,150,000	2,421,353
U.S. Treasury Note	AA+	2.38	05/15/27	1,850,000	2,087,971
U.S. Treasury Note	AA+	2.63	02/15/29	1,500,000	1,757,578
U.S. Treasury Note	AA+	2.88	05/15/28	7,250,000	8,555,566
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	5,134,553

					34,027,319

U.S. GOVERNMENT AGENCIES (12.0%)
MORTGAGE-BACKED OBLIGATIONS (12.0%)
FHLMC	AA+	2.50	09/01/27	141,429	148,421
FHLMC	AA+	2.50	10/01/34	335,025	350,910
FHLMC	AA+	3.00	06/01/27	78,845	82,981
FHLMC	AA+	3.00	08/01/27	67,222	70,668
FHLMC	AA+	3.00	02/01/32	218,666	232,275
FHLMC	AA+	3.00	10/15/37	112,430	115,491
FHLMC	AA+	3.00	11/01/39	276,212	291,029
FHLMC	AA+	3.00	11/01/42	146,288	158,174
FHLMC	AA+	3.00	04/01/43	158,579	170,566
FHLMC	AA+	3.00	11/01/49	379,860	402,155
FHLMC	AA+	3.00	11/01/49	485,821	511,865
FHLMC	AA+	3.50	02/01/32	98,390	105,247
FHLMC	AA+	3.50	01/01/43	146,606	158,289
FHLMC	AA+	3.50	06/01/45	244,693	266,039
FHLMC	AA+	3.50	07/01/45	267,593	293,703
FHLMC	AA+	4.00	02/01/25	12,735	13,476
FHLMC	AA+	4.00	11/01/33	136,361	144,344
FHLMC	AA+	4.00	01/01/38	153,392	168,357
FHLMC	AA+	4.00	06/15/38	300,000	313,546
FHLMC	AA+	4.00	03/01/41	81,906	89,737
FHLMC	AA+	4.00	07/01/41	112,856	125,389
FHLMC	AA+	4.00	11/01/42	77,945	85,337
FHLMC	AA+	4.00	01/01/43	144,013	158,227
FHLMC	AA+	4.00	01/01/44	148,717	163,322
FHLMC	AA+	4.00	10/01/44	122,671	134,433
FHLMC	AA+	4.00	06/01/45	226,237	247,210
FHLMC	AA+	4.00	05/01/47	201,301	214,437
FHLMC	AA+	4.00	09/01/48	303,936	322,210
FHLMC	AA+	4.50	08/01/34	17,223	18,813
FHLMC	AA+	4.50	08/15/35	11,667	12,705
FHLMC	AA+	4.50	02/01/44	113,396	125,536
FHLMC	AA+	4.50	05/01/48	266,790	287,068
FHLMC	AA+	5.00	02/01/26	8,562	9,343
FHLMC	AA+	5.00	10/01/40	117,188	134,672
FHLMC	AA+	5.50	07/01/32	20,141	22,379
FHLMC	AA+	5.50	05/01/33	16,665	18,350

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	5.50	06/01/37	$74,603	$85,569
FHLMC	AA+	6.00	03/15/32	20,376	23,649
FHLMC ARM	AA+	3.56	05/01/37	11,156	11,242
FHLMC ARM	AA+	3.73	03/01/37	3,455	3,494
FHLMC ARM	AA+	3.76	02/01/36	25,373	25,632
FHLMC ARM	AA+	3.86	04/01/37	6,473	6,535
FHLMC Strip	AA+	3.00	01/15/43	183,489	198,892
FNMA	AA+	2.50	06/01/35	497,642	521,237
FNMA	AA+	2.50	03/01/50	298,344	311,877
FNMA	AA+	2.68	12/01/26	300,000	324,504
FNMA	AA+	2.92	07/01/27	284,043	309,509
FNMA	AA+	3.00	05/25/31	336,875	359,072
FNMA	AA+	3.00	06/01/33	280,971	298,380
FNMA	AA+	3.00	09/01/33	165,098	175,939
FNMA	AA+	3.00	12/01/42	208,392	217,270
FNMA	AA+	3.00	01/01/43	475,347	509,264
FNMA	AA+	3.00	02/01/43	129,094	137,906
FNMA	AA+	3.00	03/01/43	238,354	259,152
FNMA	AA+	3.00	04/01/43	199,505	207,993
FNMA	AA+	3.00	09/01/43	248,717	268,831
FNMA	AA+	3.00	03/01/50	150,000	159,863
FNMA	AA+	3.50	03/25/28	204,488	219,583
FNMA	AA+	3.50	08/01/38	166,767	179,890
FNMA	AA+	3.50	10/01/41	99,098	106,467
FNMA	AA+	3.50	11/01/41	175,107	189,514
FNMA	AA+	3.50	12/01/41	141,910	151,466
FNMA	AA+	3.50	04/01/42	290,144	314,053
FNMA	AA+	3.50	04/01/42	190,213	204,536
FNMA	AA+	3.50	08/01/42	144,906	156,846
FNMA	AA+	3.50	11/25/42	145,665	147,118
FNMA	AA+	3.50	08/01/43	250,516	270,528
FNMA	AA+	3.50	08/01/43	309,647	330,344
FNMA	AA+	3.50	01/01/44	56,407	58,728
FNMA	AA+	3.50	08/25/44	50,185	50,902
FNMA	AA+	3.50	04/01/45	217,278	236,154
FNMA	AA+	3.50	09/01/47	135,511	147,222
FNMA	AA+	3.50	08/01/48	197,600	208,098
FNMA	AA+	3.50	08/01/49	334,601	351,789
FNMA	AA+	3.53	01/01/26	200,000	223,920
FNMA	AA+	4.00	07/25/26	262,550	275,846
FNMA	AA+	4.00	01/01/31	96,712	104,115
FNMA	AA+	4.00	07/01/40	166,751	182,876
FNMA	AA+	4.00	11/01/40	92,923	101,974
FNMA	AA+	4.00	05/01/41	70,241	75,831
FNMA	AA+	4.00	11/01/45	184,267	203,281
FNMA	AA+	4.00	02/01/47	165,201	183,186
FNMA	AA+	4.00	05/01/48	343,078	363,828
FNMA	AA+	4.00	03/01/49	400,702	424,758
FNMA	AA+	4.00	07/01/56	513,167	566,054
FNMA	AA+	4.50	05/01/30	30,760	33,449
FNMA	AA+	4.50	04/01/31	41,052	44,807
FNMA	AA+	4.50	08/01/33	19,635	21,449
FNMA	AA+	4.50	09/01/33	35,958	39,269
FNMA	AA+	4.50	06/01/34	42,031	45,656
FNMA	AA+	4.50	08/01/35	25,426	27,775
FNMA	AA+	4.50	12/01/35	21,738	23,838

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	4.50	05/01/39	$59,215	$66,020
FNMA	AA+	4.50	05/01/39	39,574	43,996
FNMA	AA+	4.50	05/01/40	79,565	86,944
FNMA	AA+	4.50	10/01/40	336,813	374,800
FNMA	AA+	4.50	11/01/47	88,037	96,679
FNMA	AA+	4.50	11/01/47	149,340	161,053
FNMA	AA+	5.00	06/01/33	36,616	41,837
FNMA	AA+	5.00	10/01/33	42,413	48,669
FNMA	AA+	5.00	11/01/33	120,373	138,075
FNMA	AA+	5.00	11/01/33	24,870	28,525
FNMA	AA+	5.00	03/01/34	12,583	14,433
FNMA	AA+	5.00	04/01/34	19,947	22,731
FNMA	AA+	5.00	09/01/35	14,902	17,080
FNMA	AA+	5.00	11/25/35	50,205	58,042
FNMA	AA+	5.00	08/01/37	102,757	117,860
FNMA	AA+	5.00	05/01/39	50,045	55,598
FNMA	AA+	5.00	06/01/40	23,554	27,050
FNMA	AA+	5.50	03/01/34	4,853	5,335
FNMA	AA+	5.50	05/01/34	69,672	79,893
FNMA	AA+	5.50	07/01/34	28,800	32,248
FNMA	AA+	5.50	09/01/34	11,851	13,353
FNMA	AA+	5.50	09/01/34	36,098	41,098
FNMA	AA+	5.50	10/01/34	17,120	19,628
FNMA	AA+	5.50	02/01/35	23,637	27,088
FNMA	AA+	5.50	02/01/35	23,617	27,092
FNMA	AA+	5.50	08/01/35	9,342	10,498
FNMA	AA+	5.50	08/01/37	4,856	5,561
FNMA	AA+	5.50	11/01/38	2,411	2,644
FNMA	AA+	5.50	06/01/48	8,032	9,254
FNMA	AA+	6.00	05/01/23	5,152	5,722
FNMA	AA+	6.00	04/01/32	981	1,090
FNMA	AA+	6.00	05/01/32	7,666	8,899
FNMA	AA+	6.00	04/01/33	43,615	48,856
FNMA	AA+	6.00	05/01/33	19,647	21,857
FNMA	AA+	6.00	06/01/34	13,153	14,941
FNMA	AA+	6.00	09/01/34	8,963	10,069
FNMA	AA+	6.00	10/01/34	16,899	18,826
FNMA	AA+	6.00	12/01/36	22,399	26,074
FNMA	AA+	6.00	01/01/37	19,976	23,257
FNMA	AA+	6.00	04/01/37	3,239	3,681
FNMA	AA+	6.00	05/01/37	2,991	3,347
FNMA	AA+	6.00	06/01/37	683	705
FNMA	AA+	6.00	10/25/44	64,032	76,246
FNMA	AA+	6.00	02/25/47	58,570	70,004
FNMA	AA+	6.00	12/25/49	23,766	27,527
FNMA	AA+	6.50	05/01/32	20,962	23,854
FNMA	AA+	6.50	05/01/32	3,929	4,370
FNMA	AA+	6.50	07/01/34	10,793	12,470
FNMA	AA+	6.50	05/01/37	18,379	19,682
FNMA	AA+	6.50	09/01/37	3,431	3,816
FNMA	AA+	7.00	04/01/32	2,737	3,131
FNMA	AA+	7.50	06/01/31	3,252	3,839
FNMA	AA+	7.50	02/01/32	3,295	3,911
FNMA	AA+	7.50	06/01/32	2,072	2,547
FNMA	AA+	8.00	04/01/32	1,355	1,441
FNMA Strip	AA+	3.00	08/25/42	141,817	149,964

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	$93,783	$96,593
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	154,277	165,393
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	94,036	101,202
GNMA (3)	AA+	3.00	07/15/46	255,906	272,451
GNMA (3)	AA+	3.50	05/20/31	86,845	94,129
GNMA (3)	AA+	4.00	08/15/41	124,558	136,609
GNMA (3)	AA+	4.00	01/15/42	168,824	183,485
GNMA (3)	AA+	4.00	08/20/42	110,806	120,018
GNMA (3)	AA+	4.50	04/20/31	64,796	69,941
GNMA (3)	AA+	4.50	10/15/40	103,383	118,290
GNMA (3)	AA+	4.50	10/20/43	212,782	231,691
GNMA (3)	AA+	5.00	04/15/39	83,394	96,329
GNMA (3)	AA+	5.00	06/20/39	91,628	104,310
GNMA (3)	AA+	5.00	11/15/39	45,513	52,015
GNMA (3)	AA+	6.50	04/15/31	1,646	1,812
GNMA (3)	AA+	6.50	10/15/31	1,756	2,092
GNMA (3)	AA+	6.50	12/15/31	1,204	1,351
GNMA (3)	AA+	6.50	05/15/32	4,137	4,553
GNMA (3)	AA+	7.00	05/15/31	1,770	2,113
GNMA (3)	AA+	7.00	05/15/32	604	624
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	51,475	53,814

					21,019,689

CORPORATE DEBT (10.1%)
COMMUNICATION SERVICES (0.5%)
AT&T, Inc.	BBB	3.00	06/30/22	350,000	365,522
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	105,466
ViacomCBS, Inc.	BBB	3.25	03/15/23	350,000	357,579

					828,567

CONSUMER DISCRETIONARY (2.7%)
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	100,000	108,489
Amazon.com, Inc.	AA-	5.20	12/03/25	300,000	368,085
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	251,056
Dollar General Corp.	BBB	3.25	04/15/23	300,000	320,322
eBay, Inc.	BBB+	2.88	08/01/21	325,000	332,371
Expedia Group, Inc.	BBB-	5.95	08/15/20	250,000	250,073
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	300,000	305,012
Harman International Industries, Inc.	A-	4.15	05/15/25	300,000	326,405
Kohl’s Corp.	BBB-	3.25	02/01/23	250,000	243,671
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	300,000	312,213
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	150,000	171,160
Macy’s Retail Hldgs., Inc.	B	2.88	02/15/23	216,000	171,180
Marriott International, Inc.	BBB-	3.13	10/15/21	25,000	25,052
Marriott International, Inc.	BBB-	3.25	09/15/22	350,000	350,808
Mattel, Inc.	B-	3.15	03/15/23	350,000	329,644
NVR, Inc.	BBB+	3.95	09/15/22	300,000	319,380
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	315,093
Tapestry, Inc.	BBB-	4.25	04/01/25	100,000	96,844
Tupperware Brands Corp.	C	4.75	06/01/21	350,000	213,500

					4,810,358

CONSUMER STAPLES (0.6%)
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	252,776
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	400,000	417,383
Sysco Corp.	BBB-	2.60	06/12/22	300,000	309,195
Sysco Corp.	BBB-	3.75	10/01/25	100,000	109,489

					1,088,843

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
ENERGY (0.4%)
Energen Corp.	BBB-	4.63	09/01/21	$250,000	$251,853
EQT Corp.	BB-	4.88	11/15/21	49,000	48,005
Marathon Oil Corp.	BBB-	2.80	11/01/22	350,000	350,367
Valaris PLC	D	4.88	06/01/22	300,000	33,000

					683,225

FINANCIALS (2.3%)
American Express Co.	BBB	3.63	12/05/24	250,000	277,222
Bank of America Corp.	BBB+	3.95	04/21/25	300,000	331,953
Block Financial LLC	BBB	5.25	10/01/25	350,000	385,763
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	312,819
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	268,756
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	110,685
Fairfax U.S., Inc. †	BBB-	4.88	08/13/24	250,000	256,934
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	330,599
Lincoln National Corp.	A-	4.00	09/01/23	250,000	272,194
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	268,401
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	263,420
Signet UK Finance PLC	B+	4.70	06/15/24	250,000	175,000
Synchrony Financial	BBB-	3.70	08/04/26	400,000	414,018
Unum Group	BBB	4.00	03/15/24	150,000	157,420
Voya Financial, Inc.	BBB+	3.65	06/15/26	250,000	277,048

					4,102,232

HEALTH CARE (0.6%)
Anthem, Inc.	A	4.35	08/15/20	250,000	250,035
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	203,340
Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	154,521
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	150,000	171,326
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	250,000	259,505

					1,038,727

INDUSTRIALS (0.4%)
Deere & Co.	A	2.75	04/15/25	200,000	218,514
General Dynamics Corp.	A	3.25	04/01/25	150,000	166,353
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	200,000	207,509

					592,376

INFORMATION TECHNOLOGY (1.2%)
Applied Materials, Inc.	A-	3.90	10/01/25	350,000	399,968
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	318,564
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	374,305
Ingram Micro, Inc.	NR	5.00	08/10/22	200,000	200,030
Intel Corp.	A+	3.40	03/25/25	135,000	151,456
Mastercard, Inc.	A+	3.30	03/26/27	300,000	339,720
NortonLifeLock, Inc.	BB-	4.20	09/15/20	350,000	350,350

					2,134,393

MATERIALS (0.7%)
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	300,000	300,000
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	165,101
Sherwin-Williams Co.	BBB-	3.95	01/15/26	350,000	394,770
Southern Copper Corp.	BBB+	3.50	11/08/22	100,000	104,749
Teck Resources Ltd.	BBB-	4.75	01/15/22	300,000	312,000

					1,276,620

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
REAL ESTATE (0.3%)
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	$250,000	$260,272
Service Properties Trust	BB+	5.00	08/15/22	250,000	245,515

					505,787

UTILITIES (0.4%)
Exelon Corp.	BBB	5.15	12/01/20	340,000	342,461
National Fuel Gas Co.	BBB-	4.90	12/01/21	250,000	258,597
National Fuel Gas Co.	BBB-	5.20	07/15/25	100,000	105,901
Southern Co.	BBB+	3.25	07/01/26	50,000	55,409

					762,368

TOTAL CORPORATE DEBT					17,823,496

TOTAL LONG-TERM DEBT SECURITIES (Cost: $67,279,524) 41.4%					72,870,504

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.3%)
U.S. Treasury Bill	A-1+	0.07	07/02/20	$4,000,000	$3,999,993

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,999,993) 2.3%					3,999,993

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.5%)
Citibank, New York Time Deposit		0.01	07/01/20	$2,687,517	$2,687,517

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,687,517) 1.5%					2,687,517

TOTAL INVESTMENTS (Cost: $147,966,890) 100.0%					176,205,562

OTHER NET ASSETS -0.0% (2)					(25,942)

NET ASSETS 100.0%					$176,179,620

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (31.0%)	27,255,206	$42,729,922
Equity Index Fund (20.3%)	6,022,422	27,932,690
Mid-Cap Equity Index Fund (4.5%)	3,173,167	6,209,859
Mid-Term Bond Fund (30.3%)	37,451,289	41,663,174
Money Market Fund (13.9%)	15,460,111	19,112,129

TOTAL INVESTMENTS (Cost: $129,484,040) 100.0%		137,647,774

OTHER NET ASSETS -0.0% (2)		(2,279)

NET ASSETS 100.0%		$137,645,495

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (31.2%)	5,397,222	$8,461,608
Equity Index Fund (20.3%)	1,184,754	5,495,025
Mid-Cap Equity Index Fund (4.8%)	659,341	1,290,325
Mid-Term Bond Fund (30.3%)	7,384,542	8,215,030
Money Market Fund (13.4%)	2,924,234	3,615,002

TOTAL INVESTMENTS (Cost: $25,400,636) 100.0%		27,076,990

OTHER NET ASSETS -0.0% (2)		(857)

NET ASSETS 100.0%		$27,076,133

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.5%)	26,072,306	$40,875,405
Equity Index Fund (23.3%)	6,714,708	31,143,594
International Fund (4.4%)	7,305,188	5,867,885
Mid-Cap Equity Index Fund (7.9%)	5,433,663	10,633,630
Mid-Term Bond Fund (24.8%)	29,873,232	33,232,866
Money Market Fund (9.1%)	9,806,340	12,122,813

TOTAL INVESTMENTS (Cost: $123,449,443) 100.0%		133,876,193

OTHER NET ASSETS -0.0% (2)		(2,694)

NET ASSETS 100.0%		$133,873,499

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (27.3%)	95,564,065	$149,822,569
Equity Index Fund (27.3%)	32,328,705	149,944,286
International Fund (6.1%)	41,627,053	33,436,888
Mid-Cap Equity Index Fund (9.7%)	27,197,178	53,224,632
Mid-Term Bond Fund (21.0%)	103,640,354	115,296,058
Money Market Fund (4.9%)	22,043,854	27,251,098
Small Cap Growth Fund (2.2%)	8,068,436	11,976,755
Small Cap Value Fund (1.5%)	7,224,696	8,113,651

TOTAL INVESTMENTS (Cost: $509,656,392) 100.0%		549,065,937

OTHER NET ASSETS -0.0% (2)		(7,357)

NET ASSETS 100.0%		$549,058,580

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.8%)	146,561,917	$229,775,524
Equity Index Fund (32.7%)	62,958,305	292,007,921
International Fund (8.1%)	89,765,275	72,103,867
Mid-Cap Equity Index Fund (11.4%)	52,058,322	101,877,667
Mid-Term Bond Fund (15.7%)	126,251,803	140,450,460
Small Cap Growth Fund (3.6%)	21,785,554	32,338,389
Small Cap Value Fund (2.7%)	21,217,332	23,827,997

TOTAL INVESTMENTS (Cost: $830,967,327) 100.0%		892,381,825

OTHER NET ASSETS -0.0% (2)		(4,346)

NET ASSETS 100.0%		$892,377,479

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.1%)	121,099,685	$189,856,574
Equity Index Fund (36.0%)	63,723,769	295,558,233
International Fund (10.1%)	102,647,898	82,451,821
Mid-Cap Equity Index Fund (15.8%)	66,457,904	130,057,520
Mid-Term Bond Fund (7.3%)	53,934,042	59,999,626
Small Cap Growth Fund (4.3%)	23,696,439	35,174,899
Small Cap Value Fund (3.4%)	24,953,122	28,023,454

TOTAL INVESTMENTS (Cost: $766,602,541) 100.0%		821,122,127

OTHER NET ASSETS -0.0% (2)		(3,651)

NET ASSETS 100.0%		$821,118,476

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.8%)	95,591,759	$149,865,988
Equity Index Fund (38.4%)	56,782,786	263,365,147
International Fund (12.0%)	102,642,191	82,447,237
Mid-Cap Equity Index Fund (18.5%)	65,011,533	127,226,985
Small Cap Equity Index Fund (0.0%) (2)	110,730	89,987
Small Cap Growth Fund (5.1%)	23,584,237	35,008,347
Small Cap Value Fund (4.2%)	25,521,129	28,661,351

TOTAL INVESTMENTS (Cost: $639,693,664) 100.0%		686,665,042

OTHER NET ASSETS -0.0% (2)		(3,713)

NET ASSETS 100.0%		$686,661,329

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (16.2%)	58,651,996	$91,952,899
Equity Index Fund (39.1%)	47,889,132	222,115,349
International Fund (15.0%)	106,422,371	85,483,663
Mid-Cap Equity Index Fund (19.0%)	55,225,752	108,076,300
Small Cap Equity Index Fund (0.4%)	2,554,327	2,075,827
Small Cap Growth Fund (5.5%)	21,085,555	31,299,313
Small Cap Value Fund (4.8%)	24,485,724	27,498,546

TOTAL INVESTMENTS (Cost: $529,094,171) 100.0%		568,501,897

OTHER NET ASSETS -0.0% (2)		(4,724)

NET ASSETS 100.0%		$568,497,173

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (14.2%)	53,018,503	$83,120,871
Equity Index Fund (38.0%)	48,063,769	222,925,338
International Fund (15.2%)	110,623,584	88,858,283
Mid-Cap Equity Index Fund (20.1%)	60,384,208	118,171,351
Small Cap Equity Index Fund (0.3%)	2,472,097	2,009,001
Small Cap Growth Fund (6.6%)	26,248,715	38,963,487
Small Cap Value Fund (5.6%)	29,072,901	32,650,148

TOTAL INVESTMENTS (Cost: $539,867,290) 100.0%		586,698,479

OTHER NET ASSETS -0.0% (2)		(5,456)

NET ASSETS 100.0%		$586,693,023

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.3%)	32,905,691	$51,588,588
Equity Index Fund (36.9%)	33,303,150	154,463,872
International Fund (16.6%)	86,392,558	69,394,736
Mid-Cap Equity Index Fund (20.4%)	43,708,715	85,537,561
Small Cap Equity Index Fund (0.7%)	3,739,451	3,038,944
Small Cap Growth Fund (7.1%)	19,851,048	29,466,816
Small Cap Value Fund (6.0%)	22,285,633	25,027,747

TOTAL INVESTMENTS (Cost: $407,680,575) 100.0%		418,518,264

OTHER NET ASSETS -0.0% (2)		(4,191)

NET ASSETS 100.0%		$418,514,073

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.8%)	10,906,398	$17,098,735
Equity Index Fund (35.6%)	12,123,328	56,229,401
International Fund (18.0%)	35,265,068	28,326,631
Mid-Cap Equity Index Fund (20.8%)	16,791,078	32,859,989
Small Cap Equity Index Fund (0.9%)	1,655,478	1,345,359
Small Cap Growth Fund (7.8%)	8,286,715	12,300,766
Small Cap Value Fund (6.1%)	8,566,130	9,620,141

TOTAL INVESTMENTS (Cost: $160,062,406) 100.0%		157,781,022

OTHER NET ASSETS -0.0% (2)		1,676

NET ASSETS 100.0%		$157,782,698

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2060 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.6%)	2,432,927	$3,814,272
Equity Index Fund (33.4%)	3,203,171	14,856,677
International Fund (19.5%)	10,792,175	8,668,804
Mid-Cap Equity Index Fund (22.2%)	5,051,970	9,886,660
Small Cap Equity Index Fund (3.1%)	1,730,896	1,406,649
Small Cap Growth Fund (6.5%)	1,961,106	2,911,058
Small Cap Value Fund (6.7%)	2,653,855	2,980,396

TOTAL INVESTMENTS (Cost: $44,495,506) 100.0%		44,524,516

OTHER NET ASSETS -0.0% (2)		(104)

NET ASSETS 100.0%		$44,524,412

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (31.1%)	34,400,978	$53,932,856
Equity Index Fund (24.4%)	9,117,120	42,286,261
International Fund (4.9%)	10,654,951	8,558,578
Mid-Cap Equity Index Fund (4.4%)	3,913,584	7,658,849
Mid-Term Bond Fund (35.2%)	54,917,848	61,094,074

TOTAL INVESTMENTS (Cost: $160,300,198) 100.0%		173,530,618

OTHER NET ASSETS -0.0% (2)		(390)

NET ASSETS 100.0%		$173,530,228

MUTUAL OF AMERICA INVESTMENT CORPORATION — MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.9%)	66,239,063	$103,847,682
Equity Index Fund (34.6%)	29,847,291	138,435,199
International Fund (9.8%)	48,749,920	39,158,324
Mid-Cap Equity Index Fund (14.1%)	28,851,990	56,463,085
Mid-Term Bond Fund (15.6%)	56,000,331	62,298,296

TOTAL INVESTMENTS (Cost: $355,109,227) 100.0%		400,202,586

OTHER NET ASSETS -0.0% (2)		(1,306)

NET ASSETS 100.0%		$400,201,280

MUTUAL OF AMERICA INVESTMENT CORPORATION — AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.0%)	39,053,235	$61,226,530
Equity Index Fund (35.0%)	21,932,974	101,727,676
International Fund (14.9%)	53,799,960	43,214,764
Mid-Cap Equity Index Fund (18.9%)	28,098,469	54,988,451
Small Cap Growth Fund (5.5%)	10,774,434	15,993,527
Small Cap Value Fund (4.7%)	12,163,203	13,659,812

TOTAL INVESTMENTS (Cost: $255,253,046) 100.0%		290,810,760

OTHER NET ASSETS -0.0% (2)		(1,769)

NET ASSETS 100.0%		$290,808,991

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (28.4%)
U.S. Treasury Bill	A-1+	0.02	07/02/20	$2,300,000	$2,299,998
U.S. Treasury Bill	A-1+	0.04	09/24/20	15,050,000	15,044,847
U.S. Treasury Bill	A-1+	0.11	07/09/20	4,200,000	4,199,898
U.S. Treasury Bill	A-1+	0.12	08/20/20	5,700,000	5,699,028
U.S. Treasury Bill	A-1+	0.13	08/04/20	2,300,000	2,299,726
U.S. Treasury Bill	A-1+	0.15	07/23/20	10,250,000	10,249,079

					39,792,576

U.S. GOVERNMENT AGENCIES (12.7%)
FHLB	A-1+	0.11	07/06/20	10,600,000	10,599,841
FHLB	A-1+	0.11	07/22/20	5,000,000	4,999,694
FHLB	A-1+	0.15	08/04/20	1,500,000	1,499,794
FHLB	A-1+	0.15	08/07/20	100,000	99,985
FHLB	A-1+	0.15	08/14/20	550,000	549,899

					17,749,213

COMMERCIAL PAPER (47.5%)
Apple, Inc. †	A-1+	0.13	07/01/20	3,165,000	3,165,000
Apple, Inc. †	A-1+	0.15	07/23/20	2,325,000	2,324,787
Cargill, Inc. †	A-1	0.20	08/03/20	3,000,000	2,999,450
Chevron Corp. †	A-1+	0.20	07/22/20	2,300,000	2,299,732
Coca-Cola Co. †	A-1	0.13	08/13/20	900,000	899,860
Eli Lilly & Co. †	A-1+	0.15	07/28/20	1,750,000	1,749,803
Emerson Electric Co. †	A-1	0.10	07/07/20	1,500,000	1,499,975
Emerson Electric Co. †	A-1	0.13	08/06/20	1,000,000	999,870
Emerson Electric Co. †	A-1	0.15	08/10/20	2,000,000	1,999,667
Exxon Mobil Corp.	A-1+	0.25	09/25/20	300,000	299,869
Exxon Mobil Corp.	A-1+	0.75	07/09/20	5,000,000	4,999,167
General Dynamics Corp. †	A-1	0.13	07/16/20	850,000	849,954
Hershey Co. †	A-1	0.30	07/20/20	3,000,000	2,999,525
J.P. Morgan Securities LLC	A-1	0.12	07/15/20	1,350,000	1,349,937
J.P. Morgan Securities LLC	A-1	0.45	07/23/20	3,700,000	3,698,982
Johnson & Johnson †	A-1+	0.11	07/28/20	3,200,000	3,199,736
Merck & Co., Inc. †	A-1+	0.20	08/19/20	5,000,000	4,998,639
National Rural Utilities	A-1	0.11	07/13/20	1,000,000	999,963
Novartis Finance Corp. †	A-1+	0.13	07/27/20	1,400,000	1,399,869
Novartis Finance Corp. †	A-1+	0.13	07/31/20	3,800,000	3,799,588
One Gas, Inc. †	A-1	0.15	07/31/20	1,600,000	1,599,800
One Gas, Inc. †	A-1	0.18	07/06/20	700,000	699,983
Pfizer, Inc. †	A-1+	0.20	10/06/20	2,250,000	2,248,817
Private Export Fund Corp.	NR	0.17	07/13/20	3,500,000	3,499,802
Private Export Fund Corp.	NR	0.20	07/07/20	1,500,000	1,499,950
Simon Property Group LP †	A-1	0.15	07/20/20	750,000	749,941
Simon Property Group LP †	A-1	0.18	07/21/20	4,500,000	4,499,550
Toyota Motor Credit Corp.	A-1+	0.20	08/11/20	5,250,000	5,248,804

					66,580,020

CORPORATE DEBT (10.4%)
Amazon.com, Inc.	AA-	1.90	08/21/20	5,369,000	5,381,399
Unilever Capital Corp.	A+	2.10	07/30/20	5,130,000	5,137,538
Walmart, Inc.	AA	3.63	07/08/20	4,100,000	4,102,785

					14,621,722

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $138,747,188) 99.0%					138,743,531

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
Citibank, New York Time Deposit	0.01	07/01/20	$374,509	$374,509

TOTAL TEMPORARY CASH INVESTMENT (Cost: $374,509) 0.3%				374,509

TOTAL INVESTMENTS (Cost: $139,121,697) 99.3%				139,118,040

OTHER NET ASSETS 0.7%				922,917

NET ASSETS 100.0%				$140,040,957

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (71.8%)
U.S. Treasury Note	AA+	0.50	04/30/27	$11,000,000	$11,017,188
U.S. Treasury Note	AA+	0.50	06/30/27	10,500,000	10,506,563
U.S. Treasury Note	AA+	1.25	08/31/24	22,855,000	23,814,732
U.S. Treasury Note	AA+	1.38	06/30/23	19,450,000	20,145,945
U.S. Treasury Note	AA+	1.38	09/30/23	24,315,000	25,254,357
U.S. Treasury Note	AA+	1.50	10/31/21	14,590,000	14,848,175
U.S. Treasury Note	AA+	1.50	02/28/23	24,315,000	25,171,724
U.S. Treasury Note	AA+	1.50	09/30/24	4,865,000	5,124,213
U.S. Treasury Note	AA+	1.50	08/15/26	29,175,000	31,088,470
U.S. Treasury Note	AA+	1.63	10/31/23	8,755,000	9,172,572
U.S. Treasury Note	AA+	1.63	05/15/26	29,175,000	31,268,534
U.S. Treasury Note	AA+	1.63	09/30/26	17,020,000	18,277,884
U.S. Treasury Note	AA+	1.75	12/31/20	9,725,000	9,800,597
U.S. Treasury Note	AA+	1.75	11/30/21	9,725,000	9,942,673
U.S. Treasury Note	AA+	1.75	02/28/22	14,590,000	14,971,278
U.S. Treasury Note	AA+	1.88	05/31/22	19,450,000	20,084,404
U.S. Treasury Note	AA+	2.00	11/30/20	9,725,000	9,798,317
U.S. Treasury Note	AA+	2.00	05/31/24	24,315,000	26,002,803
U.S. Treasury Note	AA+	2.00	06/30/24	24,315,000	26,032,247
U.S. Treasury Note	AA+	2.13	05/15/25	9,920,000	10,801,175
U.S. Treasury Note	AA+	2.38	04/30/26	18,480,000	20,603,756
U.S. Treasury Note	AA+	2.38	05/15/29	19,450,000	22,444,996
U.S. Treasury Note	AA+	2.50	01/31/24	19,450,000	21,041,709
U.S. Treasury Note	AA+	2.50	02/28/26	19,450,000	21,777,162
U.S. Treasury Note	AA+	2.75	09/30/20	4,865,000	4,896,058
U.S. Treasury Note	AA+	2.75	05/31/23	13,500,000	14,508,281
U.S. Treasury Note	AA+	2.88	05/31/25	35,495,000	39,967,924

					498,363,737

U.S. GOVERNMENT AGENCIES (0.1%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (2)
FHLMC	AA+	7.50	03/15/21	38	39

NON-MORTGAGE-BACKED OBLIGATIONS (0.1%)
Tennessee Valley Authority Strip	NR	0.00	11/01/20	875,000	873,308

CORPORATE DEBT (27.4%)
COMMUNICATION SERVICES (1.3%)
AT&T, Inc.	BBB	3.00	02/15/22	1,945,000	2,025,256
Discovery Communications LLC	BBB-	3.50	06/15/22	2,430,000	2,528,604
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,945,000	2,051,324
ViacomCBS, Inc.	BBB	3.25	03/15/23	2,430,000	2,482,617

					9,087,801

CONSUMER DISCRETIONARY (3.6%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	485,000	508,630
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	245,000	265,797
AutoZone, Inc.	BBB	3.70	04/15/22	290,000	303,388
AutoZone, Inc.	BBB	4.00	11/15/20	680,000	682,873
Dollar General Corp.	BBB	3.25	04/15/23	1,017,000	1,085,890
eBay, Inc.	BBB+	2.88	08/01/21	2,040,000	2,086,269
Expedia Group, Inc.	BBB-	5.95	08/15/20	1,945,000	1,948,889
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	1,945,000	1,977,497
Harman International Industries, Inc.	A-	4.15	05/15/25	1,945,000	2,116,192
Hyatt Hotels Corp.	BBB-	5.38	08/15/21	50,000	51,402
Kohl’s Corp.	BBB-	3.25	02/01/23	680,000	662,786
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	1,320,000	1,506,211
Marriott International, Inc.	BBB-	3.13	02/15/23	1,945,000	1,945,914
Marriott International, Inc.	BBB-	3.38	10/15/20	780,000	779,606

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Newell Brands, Inc.	BB+	4.70	08/15/20	$510,000	$510,838
NVR, Inc.	BBB+	3.95	09/15/22	1,945,000	2,070,644
O’Reilly Automotive, Inc.	BBB	4.63	09/15/21	271,000	280,767
Tapestry, Inc.	BBB-	3.00	07/15/22	2,430,000	2,391,002
Tupperware Brands Corp.	C	4.75	06/01/21	1,945,000	1,186,450
Wyndham Destinations, Inc.	BB-	5.40	04/01/24	2,430,000	2,344,950

					24,705,995

CONSUMER STAPLES (2.4%)
Coca-Cola Co.	A+	2.95	03/25/25	1,000,000	1,101,930
Flowers Foods, Inc.	BBB	4.38	04/01/22	1,945,000	2,026,985
Ingredion, Inc.	BBB	4.63	11/01/20	265,000	267,943
Kellogg Co.	BBB	2.65	12/01/23	1,945,000	2,060,864
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	2,910,000	3,128,496
Kroger Co.	BBB	2.95	11/01/21	1,945,000	2,002,149
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	975,000	1,017,370
Procter & Gamble Co.	AA-	2.45	03/25/25	2,900,000	3,147,357
Sysco Corp.	BBB-	2.60	10/01/20	1,945,000	1,950,697

					16,703,791

ENERGY (0.8%)
Diamond Offshore Drilling, Inc.	NR	3.45	11/01/23	1,460,000	157,388
Energen Corp.	BBB-	4.63	09/01/21	1,945,000	1,959,413
EQT Corp.	BB-	4.88	11/15/21	279,000	273,336
Marathon Oil Corp.	BBB-	2.80	11/01/22	1,945,000	1,947,041
SESI LLC	CC	7.13	12/15/21	2,090,000	721,050
Valaris PLC	D	4.88	06/01/22	1,945,000	213,950

					5,272,178

FINANCIALS (8.7%)
Aflac, Inc.	A-	3.63	06/15/23	535,000	585,058
Alleghany Corp.	BBB+	4.95	06/27/22	1,945,000	2,072,218
American International Group, Inc.	BBB+	4.13	02/15/24	1,945,000	2,170,043
Ares Capital Corp.	BBB-	3.63	01/19/22	2,430,000	2,472,525
Assurant, Inc.	BBB	4.00	03/15/23	1,945,000	2,074,638
Block Financial LLC	BBB	5.50	11/01/22	2,402,000	2,559,836
Capital One Financial Corp.	BBB	4.75	07/15/21	1,945,000	2,028,113
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	2,000,000	2,150,046
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	730,000	750,248
Fifth Third Bancorp	BBB	4.30	01/16/24	2,430,000	2,677,856
FS KKR Capital Corp.	NR	4.75	05/15/22	2,600,000	2,579,121
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	2,430,000	2,579,234
Huntington Bancshares, Inc.	BBB+	2.30	01/14/22	2,675,000	2,743,978
Infinity Property & Casualty Corp.	BBB	5.00	09/19/22	1,945,000	2,052,519
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,480,000	1,640,909
Legg Mason, Inc.	BBB	3.95	07/15/24	1,945,000	2,092,964
Lincoln National Corp.	A-	4.00	09/01/23	1,945,000	2,117,670
Morgan Stanley	BBB+	3.13	01/23/23	2,430,000	2,576,542
People’s United Bank N.A.	BBB+	4.00	07/15/24	1,750,000	1,856,637
PNC Bank NA	A-	3.80	07/25/23	2,500,000	2,715,822
Prospect Capital Corp.	BBB-	4.95	07/15/22	2,430,000	2,210,373
Prospect Capital Corp.	BBB-	5.88	03/15/23	1,870,000	1,870,318
Regions Financial Corp.	BBB+	2.75	08/14/22	2,675,000	2,786,093
Signet UK Finance PLC	B+	4.70	06/15/24	1,945,000	1,361,500
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,945,000	2,069,818
Synchrony Financial	BBB-	3.70	08/04/26	1,460,000	1,511,164
Unum Group	BBB	4.00	03/15/24	1,945,000	2,041,219
Voya Financial, Inc.	BBB+	3.65	06/15/26	1,945,000	2,155,431

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIALS (CONTINUED)
WR Berkley Corp.	BBB+	4.63	03/15/22	$1,945,000	$2,049,503

					60,551,396

HEALTH CARE (2.7%)
AbbVie, Inc.	BBB+	2.85	05/14/23	2,430,000	2,562,938
Aetna, Inc.	BBB	2.80	06/15/23	2,430,000	2,560,072
Anthem, Inc.	A	3.13	05/15/22	1,945,000	2,037,329
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	1,945,000	1,977,485
CVS Health Corp.	BBB	3.38	08/12/24	575,000	626,324
CVS Health Corp.	BBB	3.88	07/20/25	1,460,000	1,639,578
Humana, Inc.	BBB+	3.85	10/01/24	2,430,000	2,668,189
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	585,000	617,210
Laboratory Corp. of America Hldgs.	BBB	4.63	11/15/20	390,000	391,027
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	1,320,000	1,507,665
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	1,945,000	2,018,949

					18,606,766

INDUSTRIALS (2.0%)
3M Co.	A+	2.65	04/15/25	3,000,000	3,244,355
Deere & Co.	A	2.75	04/15/25	2,540,000	2,775,132
Flowserve Corp.	BBB-	3.50	09/15/22	1,945,000	2,010,157
General Dynamics Corp.	A	3.25	04/01/25	1,320,000	1,463,910
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	1,945,000	2,018,019
Verisk Analytics, Inc.	BBB	4.13	09/12/22	1,945,000	2,080,781

					13,592,354

INFORMATION TECHNOLOGY (2.0%)
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	53,094
Avnet, Inc.	BBB-	3.75	12/01/21	1,100,000	1,128,745
Fiserv, Inc.	BBB	4.75	06/15/21	1,850,000	1,923,511
Global Payments, Inc.	BBB-	3.75	06/01/23	925,000	997,483
Intel Corp.	A+	3.40	03/25/25	2,000,000	2,243,791
Jabil, Inc.	BBB-	4.70	09/15/22	1,921,000	2,040,474
Juniper Networks, Inc.	BBB	4.50	03/15/24	1,460,000	1,617,874
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	1,945,000	2,044,662
NortonLifeLock, Inc.	BB-	4.20	09/15/20	1,945,000	1,946,945

					13,996,579

MATERIALS (0.7%)
Domtar Corp.	BBB-	4.40	04/01/22	1,945,000	1,987,317
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	245,000	245,000
Kinross Gold Corp.	BBB-	5.13	09/01/21	730,000	750,222
Southern Copper Corp.	BBB+	3.50	11/08/22	1,945,000	2,037,368

					5,019,907

REAL ESTATE (2.2%)
Boston Properties LP	A-	3.80	02/01/24	2,920,000	3,167,045
CBRE Svcs., Inc.	BBB+	5.25	03/15/25	1,945,000	2,193,293
Crown Castle International Corp.	BBB-	3.15	07/15/23	2,430,000	2,593,188
Diversified Healthcare Trust	BB	4.75	05/01/24	485,000	436,196
Healthpeak Properties, Inc.	BBB+	3.15	08/01/22	730,000	765,610
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	1,370,000	1,436,015
Mack-Cali Realty LP	BB-	4.50	04/18/22	975,000	902,305
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	1,700,000	1,764,748
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	730,000	753,491
Service Properties Trust	BB+	5.00	08/15/22	1,265,000	1,242,306

					15,254,197

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
UTILITIES (1.0%)
Exelon Corp.	BBB	5.15	12/01/20	$1,460,000	$1,470,569
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	975,000	1,032,944
National Fuel Gas Co.	BBB-	4.90	12/01/21	1,945,000	2,011,882
Southern Co.	BBB+	3.25	07/01/26	2,430,000	2,692,894

					7,208,289

TOTAL CORPORATE DEBT					189,999,253

TOTAL LONG-TERM DEBT SECURITIES (Cost: $654,178,364) 99.3%					689,236,337

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit		0.01	07/01/20	$878,279	$878,279

TOTAL TEMPORARY CASH INVESTMENT (Cost: $878,279) 0.1%					878,279

TOTAL INVESTMENTS (Cost: $655,056,643) 99.4%					690,114,616

OTHER NET ASSETS 0.6%					4,260,432

NET ASSETS 100.0%					$694,375,048

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (42.8%)
U.S. Treasury Bond	AA+	2.25	08/15/46	$28,885,000	$34,243,393
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	12,785,511
U.S. Treasury Bond	AA+	2.88	05/15/49	28,395,000	38,393,146
U.S. Treasury Note	AA+	0.63	05/15/30	36,000,000	35,890,312
U.S. Treasury Note	AA+	1.25	08/31/24	20,070,000	20,912,783
U.S. Treasury Note	AA+	1.50	09/30/24	23,000,000	24,225,469
U.S. Treasury Note	AA+	1.50	08/15/26	40,350,000	42,996,393
U.S. Treasury Note	AA+	1.50	02/15/30	5,500,000	5,944,941
U.S. Treasury Note	AA+	1.63	08/15/29	48,955,000	53,406,845
U.S. Treasury Note	AA+	2.25	02/15/27	43,080,000	48,123,389
U.S. Treasury Note	AA+	2.25	08/15/27	72,945,000	81,932,052
U.S. Treasury Note	AA+	2.25	11/15/27	50,035,000	56,349,964
U.S. Treasury Note	AA+	2.38	05/15/27	62,420,000	70,449,260
U.S. Treasury Note	AA+	2.63	02/15/29	48,955,000	57,361,491
U.S. Treasury Note	AA+	2.88	05/15/28	39,165,000	46,217,760
U.S. Treasury Note	AA+	3.13	11/15/28	3,915,000	4,732,868
U.S. Treasury Strip	AA+	0.00	08/15/25	19,580,000	19,172,125
U.S. Treasury Strip	AA+	0.00	08/15/26	19,580,000	18,976,803
U.S. Treasury Strip	AA+	0.00	08/15/28	19,580,000	18,529,946
U.S. Treasury Strip	AA+	0.00	08/15/29	19,580,000	18,279,010
U.S. Treasury Strip	AA+	0.00	08/15/33	9,790,000	8,589,971
U.S. Treasury Strip	AA+	0.00	08/15/35	9,790,000	8,319,487
U.S. Treasury Strip	AA+	0.00	08/15/37	9,790,000	7,980,793

					733,813,712

U.S. GOVERNMENT AGENCIES (30.7%)
MORTGAGE-BACKED OBLIGATIONS (30.7%)
FHLMC	AA+	0.58	10/15/41	616,185	615,710
FHLMC	AA+	0.68	01/15/47	2,329,434	2,334,367
FHLMC	AA+	2.50	09/01/27	848,576	890,321
FHLMC	AA+	2.50	12/01/27	844,565	894,496
FHLMC	AA+	2.50	10/01/34	3,266,498	3,421,375
FHLMC	AA+	2.50	10/01/49	2,808,721	2,936,983
FHLMC	AA+	2.50	01/01/50	1,569,192	1,646,426
FHLMC	AA+	2.50	05/01/50	4,991,934	5,217,906
FHLMC	AA+	2.50	05/01/50	3,977,914	4,103,399
FHLMC	AA+	3.00	06/01/27	430,210	452,687
FHLMC	AA+	3.00	08/01/27	219,128	230,311
FHLMC	AA+	3.00	02/01/32	3,440,340	3,653,630
FHLMC	AA+	3.00	10/15/37	770,949	791,936
FHLMC	AA+	3.00	11/01/39	5,109,921	5,384,038
FHLMC	AA+	3.00	12/15/40	814,860	860,492
FHLMC	AA+	3.00	07/01/42	458,072	497,687
FHLMC	AA+	3.00	11/01/42	1,429,295	1,490,079
FHLMC	AA+	3.00	03/01/43	1,212,518	1,306,421
FHLMC	AA+	3.00	04/01/43	1,733,979	1,868,342
FHLMC	AA+	3.00	04/01/43	11,570,214	12,395,960
FHLMC	AA+	3.00	04/01/43	5,502,679	5,972,061
FHLMC	AA+	3.00	09/15/43	2,205,981	2,263,268
FHLMC	AA+	3.00	04/15/44	756,418	785,038
FHLMC	AA+	3.00	04/15/45	1,868,434	1,920,526
FHLMC	AA+	3.00	09/01/46	1,442,771	1,526,542
FHLMC	AA+	3.00	09/01/46	3,733,029	4,021,069
FHLMC	AA+	3.00	11/01/46	1,000,281	1,036,862
FHLMC	AA+	3.00	05/01/49	4,490,903	4,731,658
FHLMC	AA+	3.00	11/01/49	3,513,702	3,719,935
FHLMC	AA+	3.00	11/01/49	2,817,761	2,968,820

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	3.00	02/01/50	$4,820,544	$5,080,657
FHLMC	AA+	3.50	02/01/35	1,859,002	1,987,091
FHLMC	AA+	3.50	02/01/35	1,022,135	1,092,525
FHLMC	AA+	3.50	04/01/35	881,898	939,293
FHLMC	AA+	3.50	02/01/36	909,885	973,109
FHLMC	AA+	3.50	01/01/41	944,613	1,020,949
FHLMC	AA+	3.50	07/01/42	1,537,631	1,696,768
FHLMC	AA+	3.50	06/01/43	1,869,430	2,018,125
FHLMC	AA+	3.50	01/01/44	18,656,556	20,191,091
FHLMC	AA+	3.50	05/15/44	1,459,119	1,492,268
FHLMC	AA+	3.50	04/01/45	1,467,690	1,595,191
FHLMC	AA+	3.50	07/01/45	1,605,557	1,761,664
FHLMC	AA+	3.50	09/01/45	1,289,381	1,385,017
FHLMC	AA+	3.50	11/01/45	4,450,963	4,801,145
FHLMC	AA+	3.50	08/01/46	1,992,421	2,172,735
FHLMC	AA+	3.50	08/01/47	6,447,425	6,837,984
FHLMC	AA+	3.50	09/01/47	6,827,968	7,235,641
FHLMC	AA+	3.50	11/01/47	2,901,299	3,074,744
FHLMC	AA+	3.50	12/01/47	1,414,100	1,498,392
FHLMC	AA+	3.50	07/01/49	3,081,658	3,266,149
FHLMC	AA+	3.50	02/01/50	4,949,740	5,256,013
FHLMC	AA+	4.00	02/01/25	41,868	44,295
FHLMC	AA+	4.00	05/01/26	138,125	146,413
FHLMC	AA+	4.00	11/01/33	3,877,846	4,103,871
FHLMC	AA+	4.00	12/01/33	854,191	916,437
FHLMC	AA+	4.00	01/01/38	2,051,807	2,251,401
FHLMC	AA+	4.00	06/15/38	4,900,000	5,121,254
FHLMC	AA+	4.00	12/15/38	185,994	191,399
FHLMC	AA+	4.00	01/15/40	2,000,000	2,122,076
FHLMC	AA+	4.00	07/01/41	705,350	783,457
FHLMC	AA+	4.00	10/01/44	1,374,647	1,509,223
FHLMC	AA+	4.00	10/01/44	795,986	866,418
FHLMC	AA+	4.00	10/01/44	1,226,713	1,343,943
FHLMC	AA+	4.00	02/01/45	3,986,349	4,449,824
FHLMC	AA+	4.00	05/01/47	1,950,101	2,076,832
FHLMC	AA+	4.00	02/01/48	1,011,636	1,075,536
FHLMC	AA+	4.00	05/01/48	694,670	737,443
FHLMC	AA+	4.00	05/01/48	1,545,360	1,639,166
FHLMC	AA+	4.00	09/01/48	4,133,523	4,382,056
FHLMC	AA+	4.00	10/01/48	2,838,683	3,006,773
FHLMC	AA+	4.00	04/01/49	3,411,813	3,646,057
FHLMC	AA+	4.00	04/01/49	3,572,696	3,786,061
FHLMC	AA+	4.50	05/01/48	2,094,300	2,252,717
FHLMC	AA+	4.50	05/01/48	3,050,071	3,282,073
FHLMC	AA+	5.00	10/01/40	527,344	605,796
FHLMC	AA+	5.50	03/01/21	1,824	1,832
FHLMC	AA+	5.50	01/15/33	123,968	142,054
FHLMC	AA+	6.00	07/15/29	70,846	79,835
FHLMC	AA+	6.00	03/15/32	89,654	104,058
FHLMC ARM	AA+	3.56	05/01/37	40,904	41,222
FHLMC ARM	AA+	3.65	04/01/37	57,116	60,324
FHLMC ARM	AA+	3.73	03/01/37	15,546	15,721
FHLMC ARM	AA+	3.76	02/01/36	112,226	113,372
FHLMC ARM	AA+	3.86	04/01/37	26,700	26,959
FHLMC Strip	AA+	3.00	01/15/43	2,128,475	2,307,146

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC Strip	AA+	3.50	10/15/47	$1,680,825	$1,810,517
FNMA	AA+	0.58	06/25/37	44,430	44,613
FNMA	AA+	0.91	06/25/40	468,174	474,475
FNMA	AA+	2.25	01/01/28	1,113,593	1,171,113
FNMA	AA+	2.50	02/01/33	1,143,366	1,189,376
FNMA	AA+	2.50	06/01/35	3,840,500	4,022,593
FNMA	AA+	2.50	12/01/37	7,276,493	7,622,909
FNMA	AA+	2.50	03/01/50	4,972,403	5,197,958
FNMA	AA+	2.68	12/01/26	2,925,000	3,163,917
FNMA	AA+	2.92	07/01/27	2,793,094	3,043,504
FNMA	AA+	3.00	05/25/31	3,753,747	4,001,093
FNMA	AA+	3.00	06/01/33	873,289	927,399
FNMA	AA+	3.00	07/01/33	1,624,410	1,731,064
FNMA	AA+	3.00	09/01/33	1,671,622	1,781,382
FNMA	AA+	3.00	03/01/36	2,283,822	2,416,666
FNMA	AA+	3.00	01/01/40	4,643,106	4,892,022
FNMA	AA+	3.00	04/25/42	855,781	885,293
FNMA	AA+	3.00	12/01/42	1,229,513	1,281,893
FNMA	AA+	3.00	04/01/43	1,376,583	1,435,151
FNMA	AA+	3.00	02/01/45	1,332,038	1,451,740
FNMA	AA+	3.00	03/01/45	1,284,160	1,338,287
FNMA	AA+	3.00	09/01/46	2,319,421	2,456,968
FNMA	AA+	3.00	01/01/47	947,375	981,518
FNMA	AA+	3.00	03/01/50	2,453,474	2,585,860
FNMA	AA+	3.00	03/01/50	20,000,000	21,315,010
FNMA	AA+	3.00	05/01/50	4,992,216	5,261,603
FNMA	AA+	3.00	06/01/50	6,966,384	7,342,259
FNMA	AA+	3.50	03/01/32	619,730	662,849
FNMA	AA+	3.50	07/01/34	2,039,638	2,192,557
FNMA	AA+	3.50	10/01/34	1,519,020	1,597,188
FNMA	AA+	3.50	02/01/35	1,302,703	1,384,733
FNMA	AA+	3.50	03/01/41	1,231,488	1,358,935
FNMA	AA+	3.50	10/01/41	693,686	745,272
FNMA	AA+	3.50	12/01/41	681,170	727,035
FNMA	AA+	3.50	04/01/42	836,939	899,960
FNMA	AA+	3.50	11/25/42	582,661	588,473
FNMA	AA+	3.50	12/01/42	1,162,852	1,262,910
FNMA	AA+	3.50	01/01/43	962,280	1,038,790
FNMA	AA+	3.50	07/25/43	895,356	905,859
FNMA	AA+	3.50	08/01/43	1,536,325	1,639,013
FNMA	AA+	3.50	08/01/43	3,206,600	3,462,762
FNMA	AA+	3.50	10/01/43	744,766	792,415
FNMA	AA+	3.50	01/01/44	626,747	652,539
FNMA	AA+	3.50	08/01/44	3,846,561	4,004,096
FNMA	AA+	3.50	08/25/44	2,007,396	2,036,097
FNMA	AA+	3.50	04/01/45	1,629,589	1,771,158
FNMA	AA+	3.50	04/01/45	2,716,952	2,969,544
FNMA	AA+	3.50	05/01/45	2,781,784	2,990,445
FNMA	AA+	3.50	10/01/45	2,707,604	2,959,611
FNMA	AA+	3.50	02/01/46	1,728,032	1,846,688
FNMA	AA+	3.50	02/01/46	3,410,916	3,728,421
FNMA	AA+	3.50	08/01/46	2,332,113	2,549,213
FNMA	AA+	3.50	12/01/46	1,026,450	1,086,833
FNMA	AA+	3.50	02/01/47	2,158,591	2,302,096
FNMA	AA+	3.50	09/01/47	2,981,240	3,238,889

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	3.50	09/01/47	$4,228,038	$4,468,417
FNMA	AA+	3.50	10/01/47	3,403,640	3,604,867
FNMA	AA+	3.50	04/01/48	1,328,631	1,393,617
FNMA	AA+	3.50	08/01/48	1,975,998	2,080,984
FNMA	AA+	3.50	07/01/49	2,365,519	2,486,574
FNMA	AA+	3.50	07/01/49	1,963,686	2,064,559
FNMA	AA+	3.50	07/01/49	2,318,819	2,457,116
FNMA	AA+	3.50	08/01/49	4,001,928	4,207,510
FNMA	AA+	3.50	01/01/50	7,116,927	7,563,770
FNMA	AA+	3.50	02/01/50	4,650,738	4,940,205
FNMA	AA+	3.50	03/01/50	9,546,168	10,142,544
FNMA	AA+	3.53	01/01/26	4,900,000	5,486,038
FNMA	AA+	4.00	07/25/26	1,286,494	1,351,646
FNMA	AA+	4.00	05/25/29	1,621,645	1,693,054
FNMA	AA+	4.00	03/01/35	248,727	269,364
FNMA	AA+	4.00	06/01/36	652,505	702,316
FNMA	AA+	4.00	10/01/36	718,145	772,967
FNMA	AA+	4.00	10/01/40	713,571	797,785
FNMA	AA+	4.00	05/01/41	446,126	481,627
FNMA	AA+	4.00	05/01/43	5,303,519	5,814,472
FNMA	AA+	4.00	01/01/44	9,859,190	10,815,130
FNMA	AA+	4.00	09/01/45	671,323	729,038
FNMA	AA+	4.00	11/01/45	1,068,747	1,179,032
FNMA	AA+	4.00	02/01/47	2,698,287	2,992,035
FNMA	AA+	4.00	11/01/47	1,041,936	1,109,637
FNMA	AA+	4.00	04/01/48	866,661	919,458
FNMA	AA+	4.00	05/01/48	3,545,142	3,759,552
FNMA	AA+	4.00	09/01/48	1,050,242	1,112,707
FNMA	AA+	4.00	03/01/49	4,371,289	4,633,721
FNMA	AA+	4.00	07/01/56	1,591,467	1,755,485
FNMA	AA+	4.50	04/01/31	275,637	300,850
FNMA	AA+	4.50	05/01/39	444,110	495,147
FNMA	AA+	4.50	05/01/39	654,262	727,364
FNMA	AA+	4.50	12/01/39	2,700,288	2,943,563
FNMA	AA+	4.50	05/01/40	397,826	434,718
FNMA	AA+	4.50	07/01/40	1,776,771	1,963,546
FNMA	AA+	4.50	07/01/42	7,025,104	7,798,771
FNMA	AA+	4.50	03/01/44	966,964	1,071,610
FNMA	AA+	4.50	04/01/44	1,581,250	1,740,580
FNMA	AA+	4.50	11/01/47	3,347,179	3,675,738
FNMA	AA+	4.50	11/01/47	2,746,745	3,016,374
FNMA	AA+	4.50	11/01/47	2,660,970	2,869,672
FNMA	AA+	4.50	02/01/49	946,524	1,016,882
FNMA	AA+	5.00	09/01/20	283	297
FNMA	AA+	5.00	10/01/20	1,038	1,091
FNMA	AA+	5.00	11/25/35	418,376	483,686
FNMA	AA+	5.00	08/01/37	2,825,129	3,237,998
FNMA	AA+	5.00	05/01/39	340,734	378,538
FNMA	AA+	5.00	09/25/40	830,325	851,516
FNMA	AA+	5.50	01/01/24	49,657	54,588
FNMA	AA+	5.50	03/01/24	103,633	113,925
FNMA	AA+	5.50	11/01/26	36,634	40,288
FNMA	AA+	5.50	01/01/27	27,802	30,611
FNMA	AA+	5.50	03/01/33	157,691	171,803
FNMA	AA+	5.50	02/25/37	20,449	22,700

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	5.50	05/01/38	$2,440,024	$2,798,516
FNMA	AA+	5.50	11/01/38	13,351	14,645
FNMA	AA+	5.50	06/01/48	45,516	52,440
FNMA	AA+	6.00	05/01/23	50,704	56,308
FNMA	AA+	6.00	03/01/28	75,742	84,254
FNMA	AA+	6.00	04/01/32	3,846	4,271
FNMA	AA+	6.00	05/01/32	102,729	119,248
FNMA	AA+	6.00	04/01/33	249,113	279,043
FNMA	AA+	6.00	12/01/36	86,583	100,789
FNMA	AA+	6.00	01/01/37	96,996	112,929
FNMA	AA+	6.00	05/01/37	13,443	15,044
FNMA	AA+	6.00	06/01/37	2,868	2,960
FNMA	AA+	6.00	07/01/37	54,260	63,077
FNMA	AA+	6.00	08/01/37	57,348	66,705
FNMA	AA+	6.00	10/25/44	325,085	387,097
FNMA	AA+	6.00	02/25/47	708,930	847,326
FNMA	AA+	6.00	12/25/49	237,658	275,266
FNMA	AA+	6.50	05/01/32	82,195	93,534
FNMA	AA+	6.50	09/01/36	14,244	15,329
FNMA	AA+	6.50	05/01/37	82,707	88,569
FNMA	AA+	6.50	07/01/37	10,751	12,160
FNMA	AA+	6.50	09/01/37	13,088	14,556
FNMA	AA+	6.50	05/01/38	6,784	7,545
FNMA	AA+	7.00	01/25/44	205,347	237,507
FNMA	AA+	7.50	06/01/32	29,418	36,167
FNMA	AA+	8.00	04/01/32	17,614	18,728
FNMA Strip	AA+	3.00	08/25/42	787,870	833,133
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	1,162,913	1,197,757
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	1,504,204	1,612,579
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	1,833,700	1,973,437
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	1,175,303	1,272,001
GNMA (3)	AA+	2.68	10/16/47	1,145,984	1,152,477
GNMA (3)	AA+	3.00	07/16/36	1,515,121	1,654,913
GNMA (3)	AA+	3.00	08/20/44	2,059,144	2,151,764
GNMA (3)	AA+	3.00	01/15/46	1,249,863	1,330,450
GNMA (3)	AA+	3.00	03/15/46	4,408,819	4,693,287
GNMA (3)	AA+	3.00	07/15/46	2,387,628	2,541,991
GNMA (3)	AA+	3.00	02/20/47	2,844,714	3,038,500
GNMA (3)	AA+	3.50	05/20/31	2,084,273	2,259,104
GNMA (3)	AA+	3.50	02/20/42	1,237,252	1,294,389
GNMA (3)	AA+	3.50	07/15/42	1,446,431	1,546,212
GNMA (3)	AA+	3.50	11/15/42	611,724	651,982
GNMA (3)	AA+	3.50	03/20/45	2,696,892	2,886,689
GNMA (3)	AA+	3.50	05/20/45	1,966,060	2,134,779
GNMA (3)	AA+	3.70	05/15/42	681,608	733,552
GNMA (3)	AA+	4.00	01/20/41	1,040,219	1,127,019
GNMA (3)	AA+	4.00	03/15/41	412,577	453,232
GNMA (3)	AA+	4.00	08/15/41	776,657	851,800
GNMA (3)	AA+	4.00	11/15/41	522,862	583,910
GNMA (3)	AA+	4.00	12/15/41	922,953	1,003,003
GNMA (3)	AA+	4.00	08/20/42	746,097	808,123
GNMA (3)	AA+	4.25	04/20/41	557,427	608,284
GNMA (3)	AA+	4.29	04/15/41	258,711	280,069
GNMA (3)	AA+	4.50	06/20/30	24,272	26,413
GNMA (3)	AA+	4.50	09/15/30	342,208	377,181

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
GNMA (3)	AA+	4.50	06/20/34	$217,247	$238,479
GNMA (3)	AA+	4.50	09/15/40	732,536	815,075
GNMA (3)	AA+	4.50	10/15/40	788,298	901,963
GNMA (3)	AA+	4.50	10/15/40	196,633	216,402
GNMA (3)	AA+	5.00	04/15/39	642,625	742,298
GNMA (3)	AA+	5.00	06/20/39	778,835	886,631
GNMA (3)	AA+	5.00	11/15/39	260,073	297,229
GNMA (3)	AA+	5.00	05/15/40	104,888	119,784
GNMA (3)	AA+	5.00	06/20/40	72,880	80,272
GNMA (3)	AA+	6.50	04/15/31	6,145	6,763
GNMA (3)	AA+	6.50	12/15/31	17,161	19,251
GNMA (3)	AA+	6.50	05/15/32	15,797	17,385
GNMA (3)	AA+	7.00	05/15/32	2,348	2,428
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	283,112	295,975

					526,517,565

CORPORATE DEBT (25.4%)
COMMUNICATION SERVICES (0.9%)
AT&T, Inc.	BBB	3.00	02/15/22	3,915,000	4,076,543
AT&T, Inc.	BBB	3.00	06/30/22	980,000	1,023,463
Discovery Communications LLC	BBB-	3.50	06/15/22	4,895,000	5,093,627
Omnicom Group, Inc.	BBB+	3.63	05/01/22	980,000	1,033,572
ViacomCBS, Inc.	BBB	3.25	03/15/23	4,895,000	5,000,992

					16,228,197

CONSUMER DISCRETIONARY (4.8%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	980,000	1,027,748
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	980,000	1,063,190
Amazon.com, Inc.	AA-	5.20	12/03/25	4,895,000	6,005,916
AutoZone, Inc.	BBB	3.25	04/15/25	1,960,000	2,136,763
AutoZone, Inc.	BBB	3.70	04/15/22	685,000	716,624
AutoZone, Inc.	BBB	4.00	11/15/20	2,935,000	2,947,400
Brinker International, Inc.	B-	3.88	05/15/23	3,915,000	3,621,375
Dollar General Corp.	BBB	3.25	04/15/23	3,915,000	4,180,197
eBay, Inc.	BBB+	2.88	08/01/21	4,895,000	5,006,022
Expedia Group, Inc.	BBB-	5.95	08/15/20	3,915,000	3,917,023
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	3,915,000	3,980,411
Harman International Industries, Inc.	A-	4.15	05/15/25	4,895,000	5,325,841
Hyatt Hotels Corp.	BBB-	5.38	08/15/21	195,000	200,467
Kohl’s Corp.	BBB-	3.25	02/01/23	1,764,000	1,719,344
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	1,960,000	2,039,791
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	3,190,000	3,640,010
Marriott International, Inc.	BBB-	3.13	02/15/23	2,935,000	2,936,379
Marriott International, Inc.	BBB-	3.38	10/15/20	2,935,000	2,933,519
Mattel, Inc.	B-	3.15	03/15/23	1,960,000	1,846,006
McDonald’s Corp.	BBB+	3.50	07/01/27	4,305,000	4,887,425
Newell Brands, Inc.	BB+	4.70	08/15/20	2,935,000	2,935,608
NVR, Inc.	BBB+	3.95	09/15/22	3,915,000	4,167,903
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,180,000	3,339,983
Tapestry, Inc.	BBB-	4.25	04/01/25	2,450,000	2,372,683
Tupperware Brands Corp.	C	4.75	06/01/21	3,915,000	2,388,150
Whirlpool Corp.	BBB	3.70	05/01/25	1,960,000	2,147,962
Whirlpool Corp.	BBB	4.85	06/15/21	980,000	1,019,465
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	3,915,000	3,654,848

					82,158,053

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
CONSUMER STAPLES (1.3%)
Conagra Brands, Inc.	BBB-	4.95	08/15/20	$630,000	$630,123
Flowers Foods, Inc.	BBB	4.38	04/01/22	3,915,000	4,080,024
Ingredion, Inc.	BBB	4.63	11/01/20	3,160,000	3,195,094
Kroger Co.	BBB	2.95	11/01/21	4,700,000	4,838,098
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	1,910,000	2,211,601
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	2,935,000	3,062,543
Sysco Corp.	BBB-	3.75	10/01/25	3,500,000	3,832,109

					21,849,592

ENERGY (1.5%)
Devon Energy Corp.	BBB-	5.85	12/15/25	2,450,000	2,704,692
Diamond Offshore Drilling, Inc.	NR	3.45	11/01/23	2,935,000	316,393
Energen Corp.	BBB-	4.63	09/01/21	3,915,000	3,944,010
EQT Corp.	BB-	4.88	11/15/21	899,000	880,750
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	4,895,000	5,345,976
Marathon Oil Corp.	BBB-	2.80	11/01/22	3,915,000	3,919,109
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,230,000	3,320,957
Murphy Oil Corp.	BB	4.95	12/01/22	3,450,000	3,329,250
SESI LLC	CC	7.13	12/15/21	4,405,000	1,519,725
Valaris PLC	D	4.88	06/01/22	3,915,000	430,650

					25,711,512

FINANCIALS (6.4%)
Alleghany Corp.	BBB+	4.95	06/27/22	1,960,000	2,088,199
American Express Co.	BBB	3.63	12/05/24	4,895,000	5,428,002
American International Group, Inc.	BBB+	3.75	07/10/25	4,895,000	5,417,008
Bank of America Corp.	BBB+	3.95	04/21/25	4,895,000	5,416,359
Block Financial LLC	BBB	5.25	10/01/25	2,935,000	3,234,898
Block Financial LLC	BBB	5.50	11/01/22	2,205,000	2,349,891
Capital One Financial Corp.	BBB	4.75	07/15/21	3,915,000	4,082,294
Citigroup, Inc.	BBB	3.88	03/26/25	4,895,000	5,331,697
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	5,375,114
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	3,425,000	3,520,000
Fifth Third Bancorp	BBB	4.30	01/16/24	4,895,000	5,394,282
Genworth Hldgs., Inc.	B-	7.20	02/15/21	1,715,000	1,603,525
Genworth Hldgs., Inc.	B-	7.63	09/24/21	1,275,000	1,193,846
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	4,895,000	5,427,195
Kemper Corp.	BBB	4.35	02/15/25	1,960,000	2,113,859
Lincoln National Corp.	A-	4.00	09/01/23	3,915,000	4,262,559
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	2,935,000	3,027,886
Moody’s Corp.	BBB+	4.50	09/01/22	3,915,000	4,203,158
Old Republic International Corp.	BBB+	3.88	08/26/26	4,895,000	5,232,519
People’s United Bank N.A.	BBB+	4.00	07/15/24	2,000,000	2,121,871
Prudential Financial, Inc.	A	4.50	11/16/21	980,000	1,032,607
Reinsurance Group of America, Inc.	A	4.70	09/15/23	980,000	1,071,294
Reinsurance Group of America, Inc.	A	5.00	06/01/21	2,935,000	3,055,177
Signet UK Finance PLC	B+	4.70	06/15/24	4,895,000	3,426,500
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,470,000	1,564,335
Synchrony Financial	BBB-	3.70	08/04/26	2,695,000	2,789,444
Travelers Cos., Inc.	A	3.90	11/01/20	2,450,000	2,478,139
Unum Group	BBB	4.00	03/15/24	4,895,000	5,137,156
Voya Financial, Inc.	BBB+	3.65	06/15/26	4,895,000	5,424,595
W R Berkley Corp.	BBB+	4.63	03/15/22	1,960,000	2,065,310
Wells Fargo & Co.	BBB+	3.45	02/13/23	3,915,000	4,159,243
Wells Fargo & Co.	BBB+	4.13	08/15/23	980,000	1,067,079

					110,095,041

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
HEALTH CARE (1.9%)
Anthem, Inc.	A	3.30	01/15/23	$3,464,000	$3,691,884
Anthem, Inc.	A	4.35	08/15/20	1,960,000	1,960,275
Biogen, Inc.	A-	4.05	09/15/25	2,450,000	2,806,924
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	3,915,000	3,980,387
Express Scripts Hldg. Co.	A-	3.50	06/15/24	1,960,000	2,106,304
Humana, Inc.	BBB+	3.85	10/01/24	2,935,000	3,222,689
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	1,960,000	2,067,918
Laboratory Corp. of America Hldgs.	BBB	4.63	11/15/20	980,000	982,579
Owens & Minor, Inc.	B-	4.38	12/15/24	2,740,000	2,349,550
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	685,000	752,806
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	3,190,000	3,643,524
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	4,895,000	5,081,108

					32,645,948

INDUSTRIALS (1.4%)
Deere & Co.	A	2.75	04/15/25	6,440,000	7,036,160
Flowserve Corp.	BBB-	3.50	09/15/22	3,915,000	4,046,153
General Dynamics Corp.	A	3.25	04/01/25	3,190,000	3,537,781
Hexcel Corp.	BBB	4.70	08/15/25	3,820,000	4,156,918
Verisk Analytics, Inc.	BBB	4.00	06/15/25	4,895,000	5,539,669

					24,316,681

INFORMATION TECHNOLOGY (2.6%)
Applied Materials, Inc.	A-	3.90	10/01/25	4,895,000	5,593,834
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	980,000	1,059,421
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,075,000	1,141,521
Avnet, Inc.	BBB-	4.88	12/01/22	265,000	283,482
Fidelity National Information Svcs., Inc.	BBB	3.88	06/05/24	4,895,000	5,402,717
Fiserv, Inc.	BBB	4.75	06/15/21	980,000	1,018,941
Global Payments, Inc.	BBB-	3.75	06/01/23	3,915,000	4,221,781
Ingram Micro, Inc.	NR	5.00	08/10/22	980,000	980,147
Ingram Micro, Inc.	NR	5.45	12/15/24	735,000	740,898
Intel Corp.	A+	3.40	03/25/25	2,500,000	2,804,738
Juniper Networks, Inc.	BBB	4.50	03/15/24	2,935,000	3,252,371
Keysight Technologies, Inc.	BBB	4.55	10/30/24	4,895,000	5,466,490
Mastercard, Inc.	A+	3.30	03/26/27	2,300,000	2,604,522
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	3,915,000	4,115,605
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	980,000	1,081,048
NortonLifeLock, Inc.	BB-	4.20	09/15/20	3,915,000	3,918,915

					43,686,431

MATERIALS (2.4%)
Carpenter Technology Corp.	BBB-	4.45	03/01/23	3,525,000	3,489,221
Domtar Corp.	BBB-	4.40	04/01/22	4,895,000	5,001,500
Dow Chemical Co.	BBB-	3.50	10/01/24	4,700,000	5,073,233
Eastman Chemical Co.	BBB-	4.50	01/15/21	2,450,000	2,466,276
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	3,915,000	3,915,000
Kinross Gold Corp.	BBB-	5.13	09/01/21	3,915,000	4,023,452
Methanex Corp.	BB	5.25	03/01/22	585,000	575,494
Packaging Corp. of America	BBB	4.50	11/01/23	1,960,000	2,157,316
Sherwin-Williams Co.	BBB-	3.95	01/15/26	4,895,000	5,521,149
Southern Copper Corp.	BBB+	3.50	11/08/22	3,915,000	4,100,924
Teck Resources Ltd.	BBB-	3.75	02/01/23	980,000	1,013,075
Teck Resources Ltd.	BBB-	4.75	01/15/22	2,935,000	3,052,400

					40,389,040

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
REAL ESTATE (1.5%)
Boston Properties LP	A-	3.85	02/01/23	$2,935,000	$3,133,916
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	3,915,000	4,075,855
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	3,670,000	3,955,154
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	3,915,000	4,103,649
Mack-Cali Realty LP	BB-	4.50	04/18/22	4,895,000	4,530,031
National Retail Properties, Inc.	BBB+	3.30	04/15/23	980,000	1,020,545
Service Properties Trust	BB+	5.00	08/15/22	4,455,000	4,375,078
Ventas Realty LP / Ventas Capital Corp.	BBB+	3.25	08/15/22	490,000	501,546
Welltower, Inc.	BBB+	3.75	03/15/23	735,000	777,824

					26,473,598

UTILITIES (0.7%)
Exelon Corp.	BBB	5.15	12/01/20	2,935,000	2,956,246
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	980,000	1,038,241
National Fuel Gas Co.	BBB-	4.90	12/01/21	2,935,000	3,035,925
National Fuel Gas Co.	BBB-	5.20	07/15/25	1,960,000	2,075,656
UIL Hldgs. Corp.	BBB	4.63	10/01/20	2,670,000	2,685,168

					11,791,236

TOTAL CORPORATE DEBT					435,345,329

SOVEREIGN DEBT (0.2%)
Sri Lanka AID	NR	6.59	09/15/28	2,332,085	2,848,256

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,578,489,238) 99.1%					1,698,524,862

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.8%)
Citibank, New York Time Deposit		0.01	07/01/20	$14,337,889	$14,337,889

TOTAL TEMPORARY CASH INVESTMENT (Cost: $14,337,889) 0.8%					14,337,889

TOTAL INVESTMENTS (Cost: $1,592,827,127) 99.9%					1,712,862,751

OTHER NET ASSETS 0.1%					1,666,815

NET ASSETS 100.0%					$1,714,529,566

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
COMPOSITE FUND	$256,934	0.1%
MONEY MARKET FUND	$44,983,546	32.1%
MID-TERM BOND FUND	$750,248	0.1%
BOND FUND	$3,520,000	0.2%

††	Level 3 Security.

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of June 30, 2020, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
EQUITY INDEX FUND	175	E-mini S&P 500 Stock Index	P	September 2020	$27,039,688	$498,395	0.9%
ALL AMERICA FUND	27	E-mini S&P 500 Stock Index	P	September 2020	$4,171,838	$36,027	1.6%
MID-CAP EQUITY INDEX FUND	322	E-mini S&P MidCap 400 Stock Index	P	September 2020	$57,287,020	$704,105	4.1%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
ASSETS
Investments at fair value

(Cost:  Equity Index Fund — $1,796,456,829

All America Fund — $195,117,376

Small Cap Value Fund — $395,908,002

Small Cap Growth Fund — $477,468,303

Small Cap Equity Index Fund — $33,696,755

Mid Cap Value Fund — $72,882,602

Mid-Cap Equity Index Fund — $1,335,010,088

International Fund — $689,823,710

Composite Fund — $147,966,890

Retirement Income Fund — $129,484,040

2010 Retirement Fund — $25,400,636

2015 Retirement Fund — $123,449,443

2020 Retirement Fund — $509,656,392

2025 Retirement Fund — $830,967,327)

(Notes 1 and 3)	$3,175,295,821	$261,021,703	$373,203,713	$550,167,731	$29,339,984
Cash	—	17,749	10	7	—
Interest and dividends receivable	2,481,392	230,537	403,465	241,364	30,039
Receivable for securities sold	—	4,428,031	5,877,549	2,069,445	1,004,108
Receivable for daily variation on future contracts	368,832	38,518	—	—	—
Shareholder subscriptions receivable	1,456,029	—	67,185	94,043	66,372
Other receivables	67,201	—	—	—	—

TOTAL ASSETS	3,179,669,275	265,736,538	379,551,922	552,572,590	30,440,503

LIABILITIES
Due to custodian bank	—	—	—	—	15,009
Payable for securities purchased	—	804,736	4,995,235	2,564,238	1,090,486
Shareholder redemptions payable	329,664	79,691	31,440	120,082	4,842
Accrued expenses	—	19,430	42,220	58,863	533

TOTAL LIABILITIES:	329,664	903,857	5,068,895	2,743,183	1,110,870

NET ASSETS	$3,179,339,611	$264,832,681	$374,483,027	$549,829,407	$29,329,633

NUMBER OF SHARES OUTSTANDING (Note 4)	685,481,758	117,197,301	333,472,759	370,425,099	36,091,062

NET ASSET VALUES, offering and redemption price per share	$4.64	$2.26	$1.12	$1.48	$0.81

COMPONENTS OF NET ASSETS
Paid-in capital	$1,606,443,380	$163,094,887	$416,723,717	$421,423,454	$34,263,215
Total Distributable Earnings (Loss) (Notes 1 and 5)	1,572,896,231	101,737,794	(42,240,690)	128,405,953	(4,933,582)

NET ASSETS	$3,179,339,611	$264,832,681	$374,483,027	$549,829,407	$29,329,633

(a)	The Retirement and Allocation Funds are invested in affiliated investment companies of Mutual of America Investment Corp.

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund

$76,760,799	$1,412,183,836	$680,564,534	$176,205,562	$137,647,774	(a)	$27,076,990	(a)	$133,876,193	(a)	$549,065,937	(a)	$892,381,825	(a)
—	6	5	1,472	—		—		—		—		—
101,016	1,400,081	—	452,219	—		—		—		—		—
—	—	—	153	—		—		—		—		—
—	744,291	—	—	—		—		—		—		—
329,741	541,712	397,768	34,111	—		—		—		—		—
19,572	3,355	4,540	7,434	11,843		8,652		—		—		—

77,211,128	1,414,873,281	680,966,847	176,700,951	137,659,617		27,085,642		133,876,193		549,065,937		892,381,825

—	—	—	—	—		—		—		—		—
800,605	3,256,998	—	521,331	—		—		—		—		—
—	162,882	77,044	—	—		—		—		—		—
—	—	—	—	14,122		9,509		2,694		7,357		4,346

800,605	3,419,880	77,044	521,331	14,122		9,509		2,694		7,357		4,346

$76,410,523	$1,411,453,401	$680,889,803	$176,179,620	$137,645,495		$27,076,133		$133,873,499		$549,058,580		$892,377,479

57,661,398	721,233,654	847,669,804	95,307,540	112,029,948		26,946,017		128,309,628		449,066,532		673,876,417

$1.33	$1.96	$0.80	$1.85	$1.23		$1.00		$1.04		$1.22		$1.32

$66,416,290	$1,198,391,437	$667,229,815	$137,766,691	$125,495,805		$24,243,265		$113,790,499		$466,916,220		$772,767,495
9,994,233	213,061,964	13,659,988	38,412,929	12,149,690		2,832,868		20,083,000		82,142,360		119,609,984

$76,410,523	$1,411,453,401	$680,889,803	$176,179,620	$137,645,495		$27,076,133		$133,873,499		$549,058,580		$892,377,479

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2020 (Unaudited)

	2030 Retirement Fund		2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
ASSETS
Investments at fair value

(Cost:  2030 Retirement Fund — $766,602,541

2035 Retirement Fund — $639,693,664

2040 Retirement Fund — $529,094,171

2045 Retirement Fund — $539,867,290

2050 Retirement Fund — $407,680,575

2055 Retirement Fund — $160,062,406

2060 Retirement Fund — $44,495,506

Conservative Allocation Fund — $160,300,198

Moderate Allocation Fund — $355,109,227

Aggressive Allocation Fund — $255,253,046

Money Market Fund — $139,121,697

Mid-Term Bond Fund — $655,056,643

Bond Fund — $1,592,827,127)

(Notes 1 and 3)	$821,122,127	(a)	$686,665,042	(a)	$568,501,897	(a)	$586,698,479	(a)	$418,518,264	(a)
Cash	—		—		—		—		—
Interest and dividends receivable	—		—		—		—		—
Receivable for securities sold	—		—		—		—		—
Receivable for daily variation on future contracts	—		—		—		—		—
Shareholder subscriptions receivable	—		—		—		—		—
Other receivables	—		—		—		—		—

TOTAL ASSETS	821,122,127		686,665,042		568,501,897		586,698,479		418,518,264

LIABILITIES
Due to custodian bank	—		—		—		—		—
Payable for securities purchased	—		—		—		—		—
Shareholder redemptions payable	—		—		—		—		—
Accrued expenses	3,651		3,713		4,724		5,456		4,191

TOTAL LIABILITIES	3,651		3,713		4,724		5,456		4,191

NET ASSETS	$821,118,476		$686,661,329		$568,497,173		$586,693,023		$418,514,073

NUMBER OF SHARES OUTSTANDING (Note 4)	600,119,487		499,698,827		419,921,232		441,022,137		259,323,012

NET ASSET VALUES, offering and redemption price per share	$1.37		$1.37		$1.35		$1.33		$1.61

COMPONENTS OF NET ASSETS
Paid-in capital	$713,174,609		$595,852,008		$494,870,121		$504,614,298		$390,006,845
Total Distributable Earnings (Loss) (Notes 1 and 5)	107,943,867		90,809,321		73,627,052		82,078,725		28,507,228

NET ASSETS	$821,118,476		$686,661,329		$568,497,173		$586,693,023		$418,514,073

(a)	The Retirement and Allocation Funds are invested in affiliated investment companies of Mutual of America Investment Corp.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Fund		2060 Retirement Fund		Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund	Mid-Term Bond Fund	Bond Fund

$157,781,022	(a)	$44,524,516	(a)	$173,530,618	(a)	$400,202,586	(a)	$290,810,760	(a)	$139,118,040	$690,114,616	$1,712,862,751
—		—		—		—		—		7	—	12
—		—		—		—		—		155,922	3,495,472	8,949,743
—		—		—		—		—		—	—	816
—		—		—		—		—		—	—	—
—		—		—		—		—		780,616	907,741	1,206,607
1,676		—		—		—		—		1,465	—	—

157,782,698		44,524,516		173,530,618		400,202,586		290,810,760		140,056,050	694,517,829	1,723,019,929

—		—		—		—		—		—	—	—
—		—		—		—		—		—	—	8,261,387
—		—		—		—		—		15,093	104,882	188,691
—		104		390		1,306		1,769		—	37,899	40,285

—		104		390		1,306		1,769		15,093	142,781	8,490,363

$157,782,698		$44,524,412		$173,530,228		$400,201,280		$290,808,991		$140,040,957	$694,375,048	$1,714,529,566

128,382,655		43,577,363		134,848,559		263,701,058		177,266,701		113,281,399	624,177,677	1,093,609,932

$1.23		$1.02		$1.29		$1.52		$1.64		$1.2362	$1.11	$1.57

$155,385,040		$43,711,473		$152,837,110		$322,280,656		$226,618,618		$135,490,648	$638,444,951	$1,532,388,991
2,397,658		812,939		20,693,118		77,920,624		64,190,373		4,550,309	55,930,097	182,140,575

$157,782,698		$44,524,412		$173,530,228		$400,201,280		$290,808,991		$140,040,957	$694,375,048	$1,714,529,566

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$31,192,873	$2,545,836	$5,358,401	$2,001,454	$217,037
Interest	366,494	27,957	79,200	56,460	393

Total investment income	31,559,367	2,573,793	5,437,601	2,057,914	217,430

EXPENSES
Investment advisory fees (Note 2)	1,165,208	530,149	1,500,077	1,999,179	9,891

Other operating expenses
Accounting and recordkeeping expenses	307,096	45,526	57,372	69,871	22,620
Shareholders reports	25,594	38,248	15,471	17,933	25,553
Custodian expenses	27,013	16,072	5,090	8,354	14,054
Independent directors’ fees and expenses	105,898	9,032	13,623	18,170	839
Audit	41,323	9,600	6,889	10,379	597
Legal and Compliance	57,244	13,300	9,544	14,378	827
Administrative	138,117	11,780	17,768	23,698	1,095
Licenses	269,662	13,800	—	—	2,138
Other (including year-end accrual)	76,330	(9,834)	15,501	12,670	403

Total operating expenses	1,048,277	147,524	141,258	175,453	68,126

Total expenses before reimbursement	2,213,485	677,673	1,641,335	2,174,632	78,017

Fee waiver and expense reimbursement (Note 2)	—	—	—	—	(58,895)

Net expenses	2,213,485	677,673	1,641,335	2,174,632	19,122

Net Investment Income (Loss)	29,345,882	1,896,120	3,796,266	(116,718)	198,308

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities	77,466,763	10,501,520	(47,303,299)	23,068,337	(616,287)
Futures contracts (Note 1)	(16,686,266)	(56,717)	—	—	—
Gain distributions from Mutual of America Investment Corp. Funds	—	—	—	—	—

	60,780,497	10,444,803	(47,303,299)	23,068,337	(616,287)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(209,758,203)	(32,691,505)	(87,583,112)	(23,280,287)	(4,985,108)
Futures contracts (Note 1)	(1,569,343)	(58,823)	—	—	—

	(211,327,546)	(32,750,328)	(87,583,112)	(23,280,287)	(4,985,108)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(150,547,049)	(22,305,525)	(134,886,411)	(211,950)	(5,601,395)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(121,201,167)	$(20,409,405)	$(131,090,145)	$(328,668)	$(5,403,087)

(a)	The Retirement and Allocation Funds are invested in affiliated funds of Mutual of America Investment Corp. and receive dividend income entirely from these affiliated funds.

(b)

The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Funds were charged directly to those Funds, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses of any such Fund whose average daily net assets for the prior calendar year was less than $50 million. The Retirement and Allocation Funds will also continue to bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Funds in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Funds result from the disposition of shares of the underlying funds.

The accompanying notes are an integral part of these financial statements.

Mid Cap Vaue Fund	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund

$1,254,815	$12,502,209	$7,542,853	$1,098,795	$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	(a)
11,225	195,941	18,347	1,042,989	—		—		—		—		—

1,266,040	12,698,150	7,561,200	2,141,784	—		—		—		—		—

220,701	522,915	239,776	349,457	33,666	(b)	6,564	(b)	33,334	(b)	137,743	(b)	218,440	(b)

27,923	149,081	78,471	46,866	22,766	(b)	22,219	(b)	22,707	(b)	24,402	(b)	25,713	(b)
15,459	23,051	12,949	28,712	12,258	(b)	6,298	(b)	12,778	(b)	12,778	(b)	12,769	(b)
2,455	15,542	4,901	5,799	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
2,734	47,512	21,796	5,955	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
2,905	18,826	950	6,329	5,355	(b)	476	(b)	4,830	(b)	19,956	(b)	31,652	(b)
4,026	26,080	1,316	8,767	4,665	(b)	461	(b)	4,246	(b)	17,545	(b)	27,827	(b)
3,565	61,968	28,427	7,766	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
—	120,989	—	—	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
(764)	35,050	22,297	(14,514)	14,430	(b)	(3,964	)(b)	15,527	(b)	13,247	(b)	11,040	(b)

58,303	498,099	171,107	95,680	59,474		25,490		60,088		87,928		109,001

279,004	1,021,014	410,883	445,137	93,140		32,054		93,422		225,671		327,441

—	—	—	—	—		(25,490)		—		—		—

279,004	1,021,014	410,883	445,137	93,140		6,564		93,422		225,671		327,441

987,036	11,677,136	7,150,317	1,696,647	(93,140)		(6,564)		(93,422)		(225,671)		(327,441)

977,697	37,127,016	(5,255,272)	644,413	1,104,972	(c)	353,040	(c)	1,203,153	(c)	9,091,998	(c)	12,604,331	(c)
—	(6,424,734)	—	—	—		—		—		—		—
—	—	—	—	—		—		—		—		—

977,697	30,702,282	(5,255,272)	644,413	1,104,972		353,040		1,203,153		9,091,998		12,604,331

(20,162,576)	(253,568,807)	(80,382,888)	(4,750,181)	997,763		(148,533)		(2,201,963)		(19,936,634)		(41,932,546)
—	(1,003,575)	—	—	—		—		—		—		—

(20,162,576)	(254,572,382)	(80,382,888)	(4,750,181)	997,763		(148,533)		(2,201,963)		(19,936,634)		(41,932,546)

(19,184,879)	(223,870,100)	(85,638,160)	(4,105,768)	2,102,735		204,507		(998,810)		(10,844,636)		(29,328,215)

$(18,197,843)	$(212,192,964)	$(78,487,843)	$(2,409,121)	$2,009,595		$197,943		$(1,092,232)		$(11,070,307)		$(29,655,656)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2020 (Unaudited)

	2030 Retirement Fund		2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	(a)
Interest	—		—		—		—		—

Total investment income	—		—		—		—		—

EXPENSES
Investment advisory fees (Note 2)	197,616	(b)	164,392	(b)	135,447	(b)	139,894	(b)	98,316	(b)

Other operating expenses
Accounting and recordkeeping expenses	25,375	(b)	24,836	(b)	24,366	(b)	24,438	(b)	23,763	(b)
Shareholders reports	12,780	(b)	12,776	(b)	12,766	(b)	12,765	(b)	12,766	(b)
Custodian expenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Independent directors’ fees and expenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Audit	28,637	(b)	23,825	(b)	19,630	(b)	20,274	(b)	14,249	(b)
Legal and Compliance	25,176	(b)	20,944	(b)	17,258	(b)	17,824	(b)	12,527	(b)
Administrative	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Licenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Other (including year-end accrual)	11,270	(b)	12,033	(b)	12,740	(b)	12,650	(b)	13,617	(b)

Total operating expenses	103,238		94,414		86,760		87,951		76,922

Total expenses before reimbursement	300,854		258,806		222,207		227,845		175,238

Fee waiver and expense reimbursement (Note 2)	—		—		—		—		—

Net expenses	300,854		258,806		222,207		227,845		175,238

Net Investment Income (Loss)	(300,854)		(258,806)		(222,207)		(227,845)		(175,238)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities	10,690,296	(c)	8,199,446	(c)	6,738,081	(c)	4,777,289	(c)	(218,089	)(c)
Futures contracts (Note 1)	—		—		—		—		—
Gain distributions from Mutual of America Investment Corp. Funds	—		—		—		—		—

	10,690,296		8,199,446		6,738,081		4,777,289		(218,089)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(48,020,383)		(48,614,438)		(44,096,429)		(47,057,116)		(31,069,207)
Futures contracts (Note 1)	—		—		—		—		—

	(48,020,383)		(48,614,438)		(44,096,429)		(47,057,116)		(31,069,207)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(37,330,087)		(40,414,992)		(37,358,348)		(42,279,827)		(31,287,296)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(37,630,941)		$(40,673,798)		$(37,580,555)		$(42,507,672)		$(31,462,534)

(a)	The Retirement and Allocation Funds are invested in affiliated funds of Mutual of America Investment Corp. and receive dividend income entirely from these affiliated funds.

(b)

The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Funds were charged directly to those Funds, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses of any such Fund whose average daily net assets for the prior calendar year was less than $50 million. The Retirement and Allocation Funds will also continue to bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Funds in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Funds result from the disposition of shares of the underlying funds.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Fund		2060 Retirement Fund		Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund	Mid-Term Bond Fund	Bond Fund

$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	$—	$—
—		—		—		—		—		836,892	8,286,167	22,429,716

—		—		—		—		—		836,892	8,286,167	22,429,716

35,192	(b)	8,562	(b)	—	(b)	—	(b)	—	(b)	119,486	1,351,365	3,184,191

22,738	(b)	22,305	(b)	22,846	(b)	23,777	(b)	23,329	(b)	35,652	88,015	186,594
12,761	(b)	12,764	(b)	12,469	(b)	12,454	(b)	12,439	(b)	15,500	20,543	35,786
—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	4,099	5,545	20,974
—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	5,426	23,029	55,663
5,102	(b)	1,243	(b)	6,070	(b)	14,373	(b)	10,376	(b)	3,725	6,209	15,370
4,485	(b)	1,092	(b)	5,337	(b)	12,636	(b)	9,123	(b)	5,158	8,600	21,292
—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	7,077	30,036	72,598
—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	—	—
15,130	(b)	21,374	(b)	14,643	(b)	13,495	(b)	14,103	(b)	3,106	11,976	28,507

60,216		58,778		61,365		76,735		69,370		79,743	193,953	436,784

95,408		67,340		61,365		76,735		69,370		199,229	1,545,318	3,620,975

—		(58,778)		—		—		—		—	—	—

95,408		8,562		61,365		76,735		69,370		199,229	1,545,318	3,620,975

(95,408)		(8,562)		(61,365)		(76,735)		(69,370)		637,663	6,740,849	18,808,741

(698,120	)(c)	(65,332	)(c)	1,675,592	(c)	9,221,715	(c)	6,610,333	(c)	449	691,043	4,582,797
—		—		—		—		—		—	—	—
—		—		—		—		—		—	—	—

(698,120)		(65,332)		1,675,592		9,221,715		6,610,333		449	691,043	4,582,797

(9,212,605)		(1,497,384)		589,970		(19,630,230)		(24,017,216)		(3,657)	23,081,660	73,679,285
—		—		—		—		—		—	—	—

(9,212,605)		(1,497,384)		589,970		(19,630,230)		(24,017,216)		(3,657)	23,081,660	73,679,285

(9,910,725)		(1,562,716)		2,265,562		(10,408,515)		(17,406,883)		(3,208)	23,772,703	78,262,082

$(10,006,133)		$(1,571,278)		$2,204,197		$(10,485,250)		$(17,476,253)		$634,455	$30,513,552	$97,070,823

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		All America Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$29,345,882	$58,340,189	$1,896,120	$4,244,381
Net realized gain (loss) on investments and futures contracts	60,780,497	65,501,118	10,444,803	23,143,223
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(211,327,546)	697,582,555	(32,750,328)	45,580,736

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(121,201,167)	821,423,862	(20,409,405)	72,968,340

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	(106,988,440)	—	(23,427,563)
Return of Capital	—	—	—	—

Total distributions	—	(106,988,440)	—	(23,427,563)

CAPITAL TRANSACTIONS (Note 4)
Proceeds from sale of shares	101,140,255	271,917,599	2,017,146	5,436,354
Dividends reinvested	—	106,988,440	—	23,427,563
Cost of shares redeemed	(278,743,955)	(243,806,495)	(29,237,574)	(34,016,287)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(177,603,700)	135,099,544	(27,220,428)	(5,152,370)

INCREASE (DECREASE) IN NET ASSETS	(298,804,867)	849,534,966	(47,629,833)	44,388,407

NET ASSETS, BEGINNING OF PERIOD	3,478,144,478	2,628,609,512	312,462,514	268,074,107

NET ASSETS, END OF PERIOD	$3,179,339,611	$3,478,144,478	$264,832,681	$312,462,514

OTHER INFORMATION:
Shares outstanding at the beginning of period	726,217,158	696,239,527	128,915,074	130,791,956

Shares sold	22,548,100	61,130,333	960,686	2,348,043
Shares issued as reinvestment of dividends	—	24,238,092	—	10,389,278
Shares redeemed	(63,283,500)	(55,390,794)	(12,678,459)	(14,614,203)

Net increase (decrease)	(40,735,400)	29,977,631	(11,717,773)	(1,876,882)

Shares outstanding at the end of period	685,481,758	726,217,158	117,197,301	128,915,074

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		Small Cap Equity Index Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019

$3,796,266	$8,010,977	$(116,718)	$951,884	$198,308	$385,415	$987,036	$1,692,617	$11,677,136	$25,088,216
(47,303,299)	14,133,562	23,068,337	32,813,123	(616,287)	264,530	977,697	2,552,254	30,702,282	69,042,179

(87,583,112)	59,711,157	(23,280,287)	93,905,018	(4,985,108)	4,099,279	(20,162,576)	17,085,010	(254,572,382)	241,541,079

(131,090,145)	81,855,696	(328,668)	127,670,025	(5,403,087)	4,749,224	(18,197,843)	21,329,881	(212,192,964)	335,671,474

—	(31,707,427)	—	(47,335,647)	—	(582,155)	—	(3,524,728)	—	(118,631,886)
—	—	—	—	—	—	—	—	—	—

—	(31,707,427)	—	(47,335,647)	—	(582,155)	—	(3,524,728)	—	(118,631,886)

14,508,696	42,283,185	12,819,990	39,204,538	9,008,506	20,001,338	2,398,998	4,504,565	52,822,042	140,657,884
—	31,707,427	—	47,335,647	—	582,155	—	3,524,728	—	118,631,886
(27,184,250)	(33,892,240)	(72,078,075)	(40,790,740)	(3,379,356)	(12,855,094)	(6,657,809)	(7,009,046)	(109,855,451)	(77,017,175)

(12,675,554)	40,098,372	(59,258,085)	45,749,445	5,629,150	7,728,399	(4,258,811)	1,020,247	(57,033,409)	182,272,595

(143,765,699)	90,246,641	(59,586,753)	126,083,823	226,063	11,895,468	(22,456,654)	18,825,400	(269,226,373)	399,312,183

518,248,726	428,002,085	609,416,160	483,332,337	29,103,570	17,208,102	98,867,177	80,041,777	1,680,679,774	1,281,367,591

$374,483,027	$518,248,726	$549,829,407	$609,416,160	$29,329,633	$29,103,570	$76,410,523	$98,867,177	$1,411,453,401	$1,680,679,774

342,935,529	315,131,497	416,566,028	382,867,811	29,319,454	20,786,591	60,426,862	59,766,695	748,512,338	663,474,534

12,232,120	28,451,861	9,459,730	27,418,602	10,720,295	21,229,648	1,815,839	2,918,489	27,339,493	64,003,430
—	22,355,954	—	34,866,845	—	585,402	—	2,305,738	—	56,310,136
(21,694,890)	(23,003,783)	(55,600,659)	(28,587,230)	(3,948,687)	(13,282,187)	(4,581,303)	(4,564,060)	(54,618,177)	(35,275,762)

(9,462,770)	27,804,032	(46,140,929)	33,698,217	6,771,608	8,532,863	(2,765,464)	660,167	(27,278,684)	85,037,804

333,472,759	342,935,529	370,425,099	416,566,028	36,091,062	29,319,454	57,661,398	60,426,862	721,233,654	748,512,338

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Fund		Composite Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,150,317	$19,726,977	$1,696,647	$3,897,774
Net realized gain (loss) on investments and futures contracts	(5,255,272)	2,650,695	644,413	4,398,323
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(80,382,888)	90,931,193	(4,750,181)	24,054,627

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(78,487,843)	113,308,865	(2,409,121)	32,350,724

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	(14,819,838)	—	(12,225,889)
Return of Capital	—	—	—	—

Total distributions	—	(14,819,838)	—	(12,225,889)

CAPITAL TRANSACTIONS (Note 4)
Proceeds from sale of shares	67,298,884	120,758,280	3,759,878	6,373,170
Dividends reinvested	—	14,819,838	—	12,225,889
Cost of shares redeemed	(28,347,633)	(22,158,183)	(19,021,201)	(16,996,543)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	38,951,251	113,419,935	(15,261,323)	1,602,516

INCREASE (DECREASE) IN NET ASSETS	(39,536,592)	211,908,962	(17,670,444)	21,727,351
NET ASSETS, BEGINNING OF PERIOD	720,426,395	508,517,433	193,850,064	172,122,713

NET ASSETS, END OF PERIOD	$680,889,803	$720,426,395	$176,179,620	$193,850,064

OTHER INFORMATION:
Shares outstanding at the beginning of period	795,911,201	663,808,196	103,790,802	102,773,411

Shares sold	86,918,327	140,994,821	2,065,592	3,501,358
Shares issued as reinvestment of dividends	—	17,562,109	—	6,935,577
Shares redeemed	(35,159,724)	(26,453,925)	(10,548,854)	(9,419,544)

Net increase (decrease)	51,758,603	132,103,005	(8,483,262)	1,017,391

Shares outstanding at the end of period	847,669,804	795,911,201	95,307,540	103,790,802

The accompanying notes are an integral part of these financial statements.

Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund
For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019

$(93,140)	$2,090,746	$(6,564)	$499,144	$(93,422)	$2,613,523	$(225,671)	$10,539,519
1,104,972	1,584,964	353,040	486,365	1,203,153	6,570,605	9,091,998	24,077,801

997,763	8,599,820	(148,533)	2,121,279	(2,201,963)	11,303,026	(19,936,634)	55,605,876

2,009,595	12,275,530	197,943	3,106,788	(1,092,232)	20,487,154	(11,070,307)	90,223,196

—	(3,834,448)	—	(1,225,655)	—	(9,405,376)	—	(34,980,211)
—	—	—	—	—	—	—	—

—	(3,834,448)	—	(1,225,655)	—	(9,405,376)	—	(34,980,211)

12,082,696	38,081,176	3,950,858	4,240,092	4,891,208	9,704,401	13,661,606	49,880,521
—	3,834,448	—	1,225,655	—	9,405,376	—	34,980,211
(14,501,317)	(13,732,046)	(3,935,744)	(4,476,881)	(18,471,131)	(20,102,917)	(61,994,883)	(46,829,703)

(2,418,621)	28,183,578	15,114	988,866	(13,579,923)	(993,140)	(48,333,277)	38,031,029

(409,026)	36,624,660	213,057	2,869,999	(14,672,155)	10,088,638	(59,403,584)	93,274,014
138,054,521	101,429,861	26,863,076	23,993,077	148,545,654	138,457,016	608,462,164	515,188,150

$137,645,495	$138,054,521	$27,076,133	$26,863,076	$133,873,499	$148,545,654	$549,058,580	$608,462,164

114,227,959	90,717,399	26,897,811	25,901,047	141,618,271	142,345,025	489,747,546	458,042,143

10,016,891	31,875,702	4,049,488	4,317,773	4,770,880	9,318,655	11,209,642	40,765,417
—	3,247,586	—	1,260,885	—	9,262,365	—	29,287,363
(12,214,902)	(11,612,728)	(4,001,282)	(4,581,894)	(18,079,523)	(19,307,774)	(51,890,656)	(38,347,377)

(2,198,011)	23,510,560	48,206	996,764	(13,308,643)	(726,754)	(40,681,014)	31,705,403

112,029,948	114,227,959	26,946,017	26,897,811	128,309,628	141,618,271	449,066,532	489,747,546

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2025 Retirement Fund		2030 Retirement Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(327,441)	$14,893,019	$(300,854)	$12,546,666
Net realized gain (loss) on investments and futures contracts	12,604,331	31,280,109	10,690,296	30,688,504
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(41,932,546)	98,695,600	(48,020,383)	97,822,620

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(29,655,656)	144,868,728	(37,630,941)	141,057,790

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	(44,597,370)	—	(38,055,400)
Return of Capital	—	—	—	—

Total distributions	—	(44,597,370)	—	(38,055,400)

CAPITAL TRANSACTIONS (Note 4)
Proceeds from sale of shares	33,515,796	122,630,496	40,355,912	118,398,762
Dividends reinvested	—	44,597,370	—	38,055,400
Cost of shares redeemed	(57,696,323)	(31,124,479)	(35,265,220)	(22,907,880)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(24,180,527)	136,103,387	5,090,692	133,546,282

INCREASE (DECREASE) IN NET ASSETS	(53,836,183)	236,374,745	(32,540,249)	236,548,672
NET ASSETS, BEGINNING OF PERIOD	946,213,662	709,838,917	853,658,725	617,110,053

NET ASSETS, END OF PERIOD	$892,377,479	$946,213,662	$821,118,476	$853,658,725

OTHER INFORMATION:
Shares outstanding at the beginning of period	693,309,402	590,617,736	596,181,783	499,279,402

Shares sold	25,370,791	92,114,736	29,787,360	85,626,778
Shares issued as reinvestment of dividends	—	34,244,845	—	28,030,429
Shares redeemed	(44,803,776)	(23,667,915)	(25,849,656)	(16,754,826)

Net increase (decrease)	(19,432,985)	102,691,666	3,937,704	96,902,381

Shares outstanding at the end of period	673,876,417	693,309,402	600,119,487	596,181,783

The accompanying notes are an integral part of these financial statements.

2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019

$(258,806)	$10,034,584	$(222,207)	$7,921,399	$(227,845)	$8,045,756	$(175,238)	$5,396,796
8,199,446	26,009,878	6,738,081	19,938,376	4,777,289	22,796,334	(218,089)	12,753,198

(48,614,438)	89,424,584	(44,096,429)	77,107,157	(47,057,116)	80,836,910	(31,069,207)	56,844,808

(40,673,798)	125,469,046	(37,580,555)	104,966,932	(42,507,672)	111,679,000	(31,462,534)	74,994,802

—	(32,073,983)	—	(24,453,495)	—	(28,970,537)	—	(15,900,092)
—	—	—	—	—	—	—	—

—	(32,073,983)	—	(24,453,495)	—	(28,970,537)	—	(15,900,092)

33,598,088	90,053,419	31,922,265	79,727,430	27,852,087	70,672,077	29,783,009	70,704,905
—	32,073,983	—	24,453,495	—	28,970,537	—	15,900,092
(17,981,218)	(13,250,318)	(12,952,654)	(10,244,896)	(9,279,636)	(9,834,819)	(5,184,945)	(5,610,537)

15,616,870	108,877,084	18,969,611	93,936,029	18,572,451	89,807,795	24,598,064	80,994,460

(25,056,928)	202,272,147	(18,610,944)	174,449,466	(23,935,221)	172,516,258	(6,864,470)	140,089,170
711,718,257	509,446,110	587,108,117	412,658,651	610,628,244	438,111,986	425,378,543	285,289,373

$686,661,329	$711,718,257	$568,497,173	$587,108,117	$586,693,023	$610,628,244	$418,514,073	$425,378,543

487,900,512	410,004,672	405,333,306	337,385,671	426,390,250	360,758,050	243,450,034	194,840,021

24,879,545	64,160,092	24,040,281	57,574,655	21,576,196	51,363,476	18,996,339	42,485,971
—	23,312,986	—	17,955,980	—	21,539,353	—	9,699,815
(13,081,230)	(9,577,238)	(9,452,355)	(7,583,000)	(6,944,309)	(7,270,629)	(3,123,361)	(3,575,773)

11,798,315	77,895,840	14,587,926	67,947,635	14,631,887	65,632,200	15,872,978	48,610,013

499,698,827	487,900,512	419,921,232	405,333,306	441,022,137	426,390,250	259,323,012	243,450,034

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2055 Retirement Fund		2060 Retirement Fund		Conservative Allocation Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(95,408)	$1,627,710	$(8,562)	$272,940	$(61,365)	$3,398,541
Net realized gain (loss) on investments and futures contracts	(698,120)	3,851,155	(65,332)	587,588	1,675,592	3,357,874
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(9,212,605)	15,808,618	(1,497,384)	1,879,340	589,970	14,439,798

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,006,133)	21,287,483	(1,571,278)	2,739,868	2,204,197	21,196,213

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	(3,354,071)	—	(36,916)	—	(7,283,221)
Return of Capital	—	—	—	—	—	—

Total distributions	—	(3,354,071)	—	(36,916)	—	(7,283,221)

CAPITAL TRANSACTIONS (Note 4)
Proceeds from sale of shares	24,930,485	53,428,649	17,364,379	23,007,706	12,653,115	22,452,378
Dividends reinvested	—	3,354,071	—	36,916	—	7,283,221
Cost of shares redeemed	(1,222,377)	(931,488)	(877,373)	(184,275)	(19,280,116)	(15,635,929)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	23,708,108	55,851,232	16,487,006	22,860,347	(6,627,001)	14,099,670

INCREASE (DECREASE) IN NET ASSETS	13,701,975	73,784,644	14,915,728	25,563,299	(4,422,804)	28,012,662
NET ASSETS, BEGINNING OF PERIOD	144,080,723	70,296,079	29,608,684	4,045,385	177,953,032	149,940,370

NET ASSETS, END OF PERIOD	$157,782,698	$144,080,723	$44,524,412	$29,608,684	$173,530,228	$177,953,032

OTHER INFORMATION:
Shares outstanding at the beginning of period	108,227,958	63,777,224	26,632,564	4,522,127	140,038,680	128,699,580

Shares sold	21,106,863	42,520,497	17,780,211	22,254,303	10,044,569	18,105,485
Shares issued as reinvestment of dividends	—	2,685,139	—	35,429	—	5,902,229
Shares redeemed	(952,166)	(754,902)	(835,412)	(179,295)	(15,234,690)	(12,668,614)

Net Increase (decrease)	20,154,697	44,450,734	16,944,799	22,110,437	(5,190,121)	11,339,100

Shares outstanding at the end of period	128,382,655	108,227,958	43,577,363	26,632,564	134,848,559	140,038,680

The accompanying notes are an integral part of these financial statements.

Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund		Mid-Term Bond Fund		Bond Fund
For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019

$(76,735)	$7,770,266	$(69,370)	$5,086,860	$637,663	$3,907,987	$6,740,849	$14,222,636	$18,808,741	$39,345,495
9,221,715	17,982,766	6,610,333	18,703,831	449	7,867	691,043	231,463	4,582,797	613,919

(19,630,230)	44,393,208	(24,017,216)	36,784,518	(3,657)	(50)	23,081,660	21,786,493	73,679,285	65,300,033

(10,485,250)	70,146,240	(17,476,253)	60,575,209	634,455	3,915,804	30,513,552	36,240,592	97,070,823	105,259,447

—	(24,939,037)	—	(23,017,468)	—	(2,221,214)	—	(13,773,991)	—	(37,592,921)
—	—	—	—	—	—	—	—	—	—

—	(24,939,037)	—	(23,017,468)	—	(2,221,214)	—	(13,773,991)	—	(37,592,921)

14,357,420	22,742,660	5,070,995	10,675,637	61,782,787	65,898,702	52,070,181	97,647,192	145,473,825	199,467,591
—	24,939,037	—	23,017,468	—	2,221,214	—	13,773,991	—	37,592,921
(36,637,432)	(31,059,974)	(16,906,297)	(22,506,167)	(76,161,569)	(125,942,141)	(60,570,256)	(48,248,467)	(102,030,665)	(76,305,998)

(22,280,012)	16,621,723	(11,835,302)	11,186,938	(14,378,782)	(57,822,225)	(8,500,075)	63,172,716	43,443,160	160,754,514

(32,765,262)	61,828,926	(29,311,555)	48,744,679	(13,744,327)	(56,127,635)	22,013,477	85,639,317	140,513,983	228,421,040
432,966,542	371,137,616	320,120,546	271,375,867	153,785,284	209,912,919	672,361,571	586,722,254	1,574,015,583	1,345,594,543

$400,201,280	$432,966,542	$290,808,991	$320,120,546	$140,040,957	$153,785,284	$694,375,048	$672,361,571	$1,714,529,566	$1,574,015,583

279,181,912	267,950,109	184,380,328	177,406,835	124,877,686	171,848,668	632,339,207	572,739,290	1,065,966,871	956,663,157

9,498,348	15,026,520	3,193,922	6,295,990	50,061,861	53,471,474	47,765,916	92,280,247	94,721,740	135,977,809
—	16,819,607	—	14,034,639	—	1,811,413	—	13,004,416	—	25,481,336
(24,979,202)	(20,614,324)	(10,307,549)	(13,357,136)	(61,658,148)	(102,253,869)	(55,927,446)	(45,684,746)	(67,078,679)	(52,155,431)

(15,480,854)	11,231,803	(7,113,627)	6,973,493	(11,596,287)	(46,970,982)	(8,161,530)	59,599,917	27,643,061	109,303,714

263,701,058	279,181,912	177,266,701	184,380,328	113,281,399	124,877,686	624,177,677	632,339,207	1,093,609,932	1,065,966,871

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2020 and the five years ended December 31, 2019 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund
	Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,
			2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$4.79		$3.78	$4.10	$3.49	$3.26	$3.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.05		0.08	0.07	0.07	0.06	0.06
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.20)		1.08	(0.23)	0.67	0.32	(0.03)

Total From Investment Operations	(0.15)		1.16	(0.16)	0.74	0.38	0.03

Less Distributions
From Net Investment Income	—		(0.07)	(0.07)	(0.06)	(0.06)	(0.06)
From Net Realized Gains	—		(0.08)	(0.09)	(0.07)	(0.09)	(0.12)

Total Distributions	—		(0.15)	(0.16)	(0.13)	(0.15)	(0.18)

Net Asset Value, End of Period	$4.64		$4.79	$3.78	$4.10	$3.49	$3.26

Total Return (%)(i)	(3.16	)(b)	31.31	(4.56)	21.65	11.80	1.24
Net Assets, End of Period ($ millions)	3,179		3,478	2,629	2,712	2,143	1,854
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.89	(c)	1.90	1.83	1.85	2.03	1.94
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.14	(c)	0.13	0.13	0.14	0.14	0.15
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	(c)	0.13	0.13	0.13 (e)	0.14	0.15
Portfolio Turnover Rate (%)(a)	3.07	(b)	3.01	3.48	5.23	5.58	4.74

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

All America Fund							Small Cap Value Fund
Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,
		2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

$2.42		$2.05	$2.38	$2.29	$2.22	$2.42	$1.51		$1.36	$1.74	$1.69	$1.44	$1.61

0.02		0.04	0.03	0.03	0.03	0.03	0.01		0.02	0.01	0.03	0.02	0.02
(0.18)		0.52	(0.20)	0.39	0.21	(0.03)	(0.40)		0.23	(0.24)	0.11	0.26	(0.08)

(0.16)		0.56	(0.17)	0.42	0.24	—	(0.39)		0.25	(0.23)	0.14	0.28	(0.06)

—		(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	—		(0.01)	(0.02)	(0.01)	(0.01)	(0.01)
—		(0.16)	(0.13)	(0.30)	(0.14)	(0.15)	—		(0.09)	(0.13)	(0.08)	(0.02)	(0.10)

—		(0.19)	(0.16)	(0.33)	(0.17)	(0.18)	—		(0.10)	(0.15)	(0.09)	(0.03)	(0.11)

$2.26		$2.42	$2.05	$2.38	$2.29	$2.22	$1.12		$1.51	$1.36	$1.74	$1.69	$1.44

(6.77	)(b)	28.36	(8.27)	19.41	11.49	(0.04)	(25.69	)(b)	19.10	(14.57)	8.29	20.04	(3.40)
265		312	268	325	296	295	374		518	428	506	465	376
1.43	(c)	1.43	1.26	1.33	1.42	1.32	1.90	(c)	1.68	1.10	1.75	1.17	1.14
0.51	(c)	0.49	0.52	0.51	0.53	0.55	0.82	(c)	0.81	0.81	0.81	0.82	0.83
0.51	(c)	0.49	0.52	0.51	0.53	0.55	0.82	(c)	0.81	0.81	0.80 (e)	0.82	0.83
11.59	(b)	26.06	17.60	22.28	40.10	14.73	21.87	(b)	43.17	29.58	34.36	32.06	19.03

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund
	Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,
			2019		2018	2017		2016	2015

Net Asset Value, Beginning of Period	$1.46		$1.26		$1.54	$1.29		$1.32	$1.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(h)	—	(h)	— (h)	—	(h)	— (h)	— (h)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.02		0.32		(0.17)	0.30		0.10	(0.03)

Total From Investment Operations	0.02		0.32		(0.17)	0.30		0.10	(0.03)

Less Distributions
From Net Investment Income	—		—	(h)	— (h)	—	(h)	—	—
From Net Realized Gains	—		(0.12)		(0.11)	(0.05)		(0.13)	(0.19)
Return of Capital	—		—		—	—		—	—

Total Distributions	—		(0.12)		(0.11)	(0.05)		(0.13)	(0.19)

Net Asset Value, End of Period	$1.48		$1.46		$1.26	$1.54		$1.29	$1.32

Total Return (%)(i)	1.47	(b)	26.59		(12.53)	23.82		8.10	(2.39)
Net Assets, End of Period ($ millions)	550		609		483	555		433	402
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.04	)(c)	0.17		0.13	0.06		0.06	(0.12)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.82	(c)	0.81		0.81	0.82		0.82	0.83
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.82	(c)	0.81		0.81	0.80	(e)	0.82	0.83
Portfolio Turnover Rate (%)(a)	37.53	(b)	56.25		60.57	62.33		53.80	67.83

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Small Cap Equity Index Fund					Mid Cap Value Fund							Mid-Cap Equity Index Fund
Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Period Ended December 31, 2018(g)		Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,
							2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

$0.99		$0.83	$1.00		$1.64		$1.34	$1.71	$1.57	$1.46	$1.63	$2.25		$1.93	$2.34	$2.17	$1.95	$2.16

0.01		0.01	0.01		0.02		0.03	0.03	0.03	0.02	0.02	0.02		0.03	0.03	0.03	0.03	0.03

(0.19)		0.17	(0.17)		(0.33)		0.33	(0.24)	0.20	0.20	(0.08)	(0.31)		0.47	(0.26)	0.31	0.36	(0.08)

(0.18)		0.18	(0.16)		(0.31)		0.36	(0.21)	0.23	0.22	(0.06)	(0.29)		0.50	(0.23)	0.34	0.39	(0.05)

—		(0.01)	(0.01)		—		(0.02)	(0.03)	(0.02)	(0.02)	(0.02)	—		(0.03)	(0.03)	(0.03)	(0.03)	(0.02)
—		(0.01)	—	(h)	—		(0.04)	(0.13)	(0.07)	(0.09)	(0.10)	—		(0.15)	(0.15)	(0.14)	(0.14)	(0.14)
—		—	—	(h)	—		—	—	—	—	—	—		—	—	—	—	—

—		(0.02)	(0.01)		—		(0.06)	(0.16)	(0.09)	(0.11)	(0.12)	—		(0.18)	(0.18)	(0.17)	(0.17)	(0.16)

$0.81		$0.99	$0.83		$1.33		$1.64	$1.34	$1.71	$1.57	$1.46	$1.96		$2.25	$1.93	$2.34	$2.17	$1.95

(18.13	)(b)	22.40	(16.54	)(b)	(19.01	)(b)	27.04	(14.08)	14.92	16.18	(3.34)	(12.84	)(b)	26.01	(11.26)	16.05	20.51	(2.37)
29		29	17		76		99	80	103	98	82	1,411		1,681	1,281	1,452	1,245	977
1.50	(c)	1.50	1.51	(c)	2.46	(c)	1.85	1.51	1.55	1.48	1.45	1.67	(c)	1.67	1.52	1.46	1.60	1.45
0.59	(c)	0.42	1.61	(c)	0.70	(c)	0.66	0.65	0.64	0.66	0.65	0.15	(c)	0.13	0.14	0.14	0.15	0.16
0.14	(c)	0.14	0.14	(c)	0.70	(c)	0.66	0.65	0.64	0.66	0.65	0.15	(c)	0.13	0.14	0.14 (e)	0.15	0.16
35.73	(b)	97.06	81.79		8.38	(b)	17.65	10.75	24.09	25.80	15.86	11.39	(b)	14.30	20.26	19.36	21.75	21.67

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	International Fund
	Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,
			2019	2018	2017		2016	2015

Net Asset Value, Beginning of Period	$0.91		$0.77	$0.90	$0.74		$0.75	$0.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.01		0.02	0.02	0.02		0.02	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.12)		0.14	(0.13)	0.16		(0.01)	(0.01)

Total From Investment Operations	(0.11)		0.16	(0.11)	0.18		0.01	—

Less Distributions
From Net Investment Income	—		(0.02)	(0.02)	(0.02)		(0.02)	(0.02)
From Net Realized Gains	—		—	— (h)	—	(h)	— (h)	— (h)

Total Distributions	—		(0.02)	(0.02)	(0.02)		(0.02)	(0.02)

Net Asset Value, End of Period	$0.80		$0.91	$0.77	$0.90		$0.74	$0.75

Total Return (%)(i)	(11.26	)(b)	21.01	(13.36)	24.47		1.69	(0.63)
Net Assets, End of Period ($ millions)	681		720	509	537		377	319
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.24	(c)	3.26	2.75	2.67		2.94	2.47
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)(j)	0.13	(c)	0.12	0.12	0.12		0.13	0.14
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)(j)	0.13	(c)	0.12	0.12	0.12	(e)	0.13	0.14
Portfolio Turnover Rate (%)(a)	6.82	(b)	3.61	—	—		3.08	—

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Composite Fund							Retirement Income Fund
Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,
		2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

$1.87		$1.67	$1.91	$1.95	$1.96	$2.00	$1.21		$1.12	$1.17	$1.12	$1.12	$1.16

0.02		0.04	0.04	0.04	0.04	0.04	—	(h)	0.02	0.02	0.02	0.02	0.02
(0.04)		0.28	(0.09)	0.21	0.11	(0.02)	0.02		0.11	(0.03)	0.07	0.04	(0.01)

(0.02)		0.32	(0.05)	0.25	0.15	0.02	0.02		0.13	(0.01)	0.09	0.06	0.01

—		(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	—		(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
—		(0.08)	(0.15)	(0.25)	(0.12)	(0.02)	—		(0.02)	(0.02)	(0.02)	(0.04)	(0.03)

—		(0.12)	(0.19)	(0.29)	(0.16)	(0.06)	—		(0.04)	(0.04)	(0.04)	(0.06)	(0.05)

$1.85		$1.87	$1.67	$1.91	$1.95	$1.96	$1.23		$1.21	$1.12	$1.17	$1.12	$1.12

(1.02	)(b)	19.37	(3.20)	13.37	7.92	0.80	1.66	(b)	11.85	(1.21)	7.35	6.18	0.49
176		194	172	190	181	180	138		138	101	101	76	63
1.94	(c)	2.12	2.16	2.11	2.10	1.93	(0.14	)(c)	1.87	1.82	2.01	2.26	2.35
0.51	(c)	0.50	0.51	0.51	0.52	0.53	0.14	(c)	0.12	0.08	0.08	0.09	0.09
0.51	(c)	0.50	0.51	0.50 (e)	0.52	0.53	0.14	(c)	0.12	0.08	0.06 (e)	0.09	0.05
20.66	(b)	41.92	37.37	60.13	57.40	13.13	8.26	(b)	10.49	21.90	18.54	16.88	22.64

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2010 Retirement Fund
	Six Months Ended June 30, 2020		Years Ended December 31,
			2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$1.00		$0.93	$1.01	$0.99	$1.01	$1.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(h)	0.02	0.02	0.03	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	—	(h)	0.10	(0.04)	0.06	0.04	(0.02)

Total From Investment Operations	—		0.12	(0.02)	0.09	0.06	—

Less Distributions
From Net Investment Income	—		(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
From Net Realized Gains	—		(0.03)	(0.04)	(0.05)	(0.06)	(0.06)

Total Distributions	—		(0.05)	(0.06)	(0.07)	(0.08)	(0.08)

Net Asset Value, End of Period	$1.00		$1.00	$0.93	$1.01	$0.99	$1.01

Total Return (%)(i)	0.61	(b)	13.15	(1.93)	9.06	6.87	0.40

Net Assets, End of Period ($ millions)	27		27	24	26	26	26

Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(c)	1.95	1.83	1.92	2.15	2.10

Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.24	(c)	0.31	0.16	0.12	0.12	0.12

Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	(c)	0.05	0.05	0.01 (e)	0.05	0.05

Portfolio Turnover Rate (%)(a)	23.54	(b)	17.52	22.75	24.48	24.58	23.28

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

2015 Retirement Fund							2020 Retirement Fund
Six Months Ended June 30, 2020		Years Ended December 31,					Six Months Ended June 30, 2020		Years Ended December 31,
		2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

$1.05		$0.97	$1.07	$1.03	$1.05	$1.13	$1.24		$1.12	$1.23	$1.14	$1.12	$1.18

—	(h)	0.02	0.02	0.02	0.02	0.02	—	(h)	0.02	0.02	0.02	0.02	0.02

(0.01)		0.13	(0.06)	0.09	0.05	(0.02)	(0.02)		0.17	(0.08)	0.13	0.07	(0.01)

(0.01)		0.15	(0.04)	0.11	0.07	—	(0.02)		0.19	(0.06)	0.15	0.09	0.01

—		(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	—		(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
—		(0.05)	(0.04)	(0.05)	(0.07)	(0.06)	—		(0.05)	(0.03)	(0.04)	(0.05)	(0.05)

—		(0.07)	(0.06)	(0.07)	(0.09)	(0.08)	—		(0.07)	(0.05)	(0.06)	(0.07)	(0.07)

$1.04		$1.05	$0.97	$1.07	$1.03	$1.05	$1.22		$1.24	$1.12	$1.23	$1.14	$1.12

(0.53	)(b)	15.34	(3.01)	10.64	7.72	0.27	(1.59	)(b)	17.53	(4.04)	12.52	8.57	0.13

134		149	138	155	146	149	549		608	515	525	426	364

(0.14	)(c)	1.81	1.83	1.85	2.07	2.07	(0.08	)(c)	1.85	1.89	1.89	2.03	2.06

0.14	(c)	0.11	0.07	0.07	0.08	0.07	0.08	(c)	0.08	0.07	0.07	0.07	0.07

0.14	(c)	0.11	0.07	0.07	0.08	0.07	0.08	(c)	0.08	0.07	0.07	0.07	0.07

7.37	(b)	13.69	14.75	14.98	12.96	17.75	4.37	(b)	10.33	10.84	7.09	7.99	7.76

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2025 Retirement Fund
	Six Months Ended June 30, 2020		Years Ended December 31,
			2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$1.36		$1.20	$1.33	$1.21	$1.17	$1.23

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(h)	0.02	0.02	0.02	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.04)		0.21	(0.09)	0.16	0.09	(0.02)

Total From Investment Operations	(0.04)		0.23	(0.07)	0.18	0.11	—

Less Distributions
From Net Investment Income	—		(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
From Net Realized Gains	—		(0.05)	(0.04)	(0.04)	(0.05)	(0.04)

Total Distributions	—		(0.07)	(0.06)	(0.06)	(0.07)	(0.06)

Net Asset Value, End of Period	$1.32		$1.36	$1.20	$1.33	$1.21	$1.17

Total Return (%)(i)	(2.97	)(b)	19.79	(5.22)	14.44	9.84	(0.10)

Net Assets, End of Year ($ millions)	892		946	710	686	504	396

Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.07	)(c)	1.81	1.81	1.81	1.91	1.91

Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.07	(c)	0.07	0.06	0.07	0.07	0.07

Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.07	(c)	0.07	0.06	0.07	0.07	0.07

Portfolio Turnover Rate (%)(a)	5.06	(b)	5.08	6.74	5.78	5.27	4.36

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

2030 Retirement Fund							2035 Retirement Fund
Six Months Ended June 30, 2020		Years Ended December 31,					Six Months Ended June 30, 2020		Years Ended December 31,
		2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

$1.43		$1.24	$1.38	$1.25	$1.20	$1.27	$1.46		$1.24	$1.40	$1.25	$1.20	$1.27

—	(h)	0.02	0.02	0.02	0.02	0.02	—	(h)	0.02	0.02	0.02	0.02	0.02
(0.06)		0.24	(0.10)	0.17	0.11	(0.02)	(0.09)		0.27	(0.12)	0.20	0.11	(0.03)

(0.06)		0.26	(0.08)	0.19	0.13	—	(0.09)		0.29	(0.10)	0.22	0.13	(0.01)

—		(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	—		(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
—		(0.05)	(0.04)	(0.04)	(0.06)	(0.05)	—		(0.05)	(0.04)	(0.05)	(0.06)	(0.04)

—		(0.07)	(0.06)	(0.06)	(0.08)	(0.07)	—		(0.07)	(0.06)	(0.07)	(0.08)	(0.06)

$1.37		$1.43	$1.24	$1.38	$1.25	$1.20	$1.37		$1.46	$1.24	$1.40	$1.25	$1.20

(4.44	)(b)	21.93	(6.49)	16.01	10.73	(0.22)	(5.80	)(b)	23.62	(7.36)	17.15	11.43	(0.37)

821		854	617	578	416	328	687		712	509	484	352	271

(0.08	)(c)	1.71	1.74	1.69	1.78	1.81	(0.08	)(c)	1.64	1.64	1.57	1.67	1.68

0.08	(c)	0.07	0.07	0.07	0.07	0.07	0.08	(c)	0.08	0.07	0.07	0.07	0.07

0.08	(c)	0.07	0.07	0.07	0.07	0.07	0.08	(c)	0.08	0.07	0.07	0.07	0.07

5.76	(b)	4.23	5.01	5.75	5.12	4.83	4.69	(b)	3.33	4.00	4.02	4.98	5.16

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2040 Retirement Fund
	Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,
			2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$1.45		$1.22	$1.39	$1.24	$1.19	$1.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(h)	0.02	0.02	0.01	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.10)		0.28	(0.13)	0.20	0.11	(0.03)

Total From Investment Operations	(0.10)		0.30	(0.11)	0.21	0.13	(0.01)

Less Distributions
From Net Investment Income	—		(0.02)	(0.02)	(0.01)	(0.02)	(0.02)
From Net Realized Gains	—		(0.05)	(0.04)	(0.05)	(0.06)	(0.04)

Total Distributions	—		(0.07)	(0.06)	(0.06)	(0.08)	(0.06)

Net Asset Value, End of Period	$1.35		$1.45	$1.22	$1.39	$1.24	$1.19

Total Return (%)(i)	(6.53	)(b)	24.25	(7.94)	17.40	11.66	(0.64)
Net Assets, End of Period ($ millions)	568		587	413	393	286	222
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.08	)(c)	1.59	1.60	1.53	1.59	1.58
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.08	(c)	0.08	0.07	0.07	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.08	(c)	0.08	0.07	0.07	0.07	0.07
Portfolio Turnover Rate (%)(a)	5.01	(b)	2.38	2.65	4.07	5.23	5.17

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

2045 Retirement Fund							2050 Retirement Fund							2055 Retirement Fund
Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,				Period Ended December 31, 2016(f)
		2019	2018	2017	2016	2015			2019	2018	2017	2016	2015			2019	2018	2017

$1.43		$1.21	$1.39	$1.24	$1.19	$1.26	$1.75		$1.46	$1.66	$1.45	$1.35	$1.39	$1.33		$1.10	$1.23	$1.04		$1.00

—	(h)	0.02	0.02	0.01	0.02	0.02	—	(h)	0.02	0.02	0.01	0.01	0.03	—	(h)	0.01	0.01	—	(h)	—	(h)

(0.10)		0.27	(0.13)	0.20	0.12	(0.03)	(0.14)		0.34	(0.16)	0.25	0.14	(0.04)	(0.10)		0.26	(0.12)	0.19		0.04

(0.10)		0.29	(0.11)	0.21	0.14	(0.01)	(0.14)		0.36	(0.14)	0.26	0.15	(0.01)	(0.10)		0.27	(0.11)	0.19		0.04

—		(0.02)	(0.02)	(0.01)	(0.02)	(0.02)	—		(0.02)	(0.02)	(0.01)	(0.01)	(0.01)	—		(0.01)	(0.01)	—		—
—		(0.05)	(0.05)	(0.05)	(0.07)	(0.04)	—		(0.05)	(0.04)	(0.04)	(0.04)	(0.02)	—		(0.03)	(0.01)	—		—

—		(0.07)	(0.07)	(0.06)	(0.09)	(0.06)	—		(0.07)	(0.06)	(0.05)	(0.05)	(0.03)	—		(0.04)	(0.02)	—		—

$1.33		$1.43	$1.21	$1.39	$1.24	$1.19	$1.61		$1.75	$1.46	$1.66	$1.45	$1.35	$1.23		$1.33	$1.10	$1.23		$1.04

(7.11	)(b)	24.54	(8.29)	17.62	11.68	(0.69)	(7.64	)(b)	24.65	(8.74)	17.86	11.78	(0.73)	(7.68	)(b)	24.39	(8.88)	17.99		4.01	(b)
587		611	438	437	332	265	419		425	285	256	164	94	158		144	70	34		3
(0.08	)(c)	1.54	1.55	1.45	1.54	1.55	(0.09	)(c)	1.53	1.55	1.47	1.58	1.65	(0.14	)(c)	1.58	1.73	1.90		(0.05	)(c)
0.08	(c)	0.08	0.07	0.07	0.07	0.07	0.09	(c)	0.08	0.07	0.07	0.08	0.09	0.14	(c)	0.12	0.11	0.14		0.50	(c)
0.08	(c)	0.08	0.07	0.07	0.07	0.07	0.09	(c)	0.08	0.07	0.07 (e)	0.08	0.05	0.14	(c)	0.12	0.05	0.05		0.05	(c)
4.12	(b)	2.56	3.67	4.46	3.91	4.40	3.81	(b)	2.11	2.26	3.75	2.67	2.67	2.53	(b)	0.57	3.42	4.32		22.25	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2060 Retirement Fund						Conservative Allocation Fund
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018(g)		Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,
									2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$1.11		$0.89		$1.00		$1.27		$1.17	$1.27	$1.21	$1.20	$1.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(h)	0.01		—	(h)	—	(h)	0.02	0.03	0.03	0.03	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.09)		0.21		(0.11)		0.02		0.14	(0.05)	0.08	0.04	(0.01)

Total From Investment Operations	(0.09)		0.22		(0.11)		0.02		0.16	(0.02)	0.11	0.07	0.01

Less Distributions
From Net Investment Income	—		—	(h)	—		—		(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
From Net Realized Gains	—		—	(h)	—		—		(0.03)	(0.05)	(0.02)	(0.03)	(0.03)

Total Distributions	—		—		—		—		(0.06)	(0.08)	(0.05)	(0.06)	(0.06)

Net Asset Value, End of Period	$1.02		$1.11		$0.89		$1.29		$1.27	$1.17	$1.27	$1.21	$1.20

Total Return (%)(i)	(8.10	)(b)	24.53		(10.54	)(b)	1.27	(b)	13.99	(2.04)	8.92	6.71	0.44
Net Assets, End of Period ($ millions)	45		30		4		174		178	150	157	140	128
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(c)	1.95		0.74	(b)	(0.07	)(c)	2.07	2.11	2.20	2.31	2.32
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.39	(c)	0.51		1.54	(c)	0.07	(c)	0.05	0.02	0.02	0.03	0.02
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	(c)	0.05		0.05	(c)	0.07	(c)	0.05	0.02	0.02	0.03	0.02
Portfolio Turnover Rate (%)(a)	4.68	(b)	1.73		6.10		6.80	(b)	9.54	11.70	23.64	8.89	10.58

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Moderate Allocation Fund							Aggressive Allocation Fund
Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,
		2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

$1.55		$1.39	$1.56	$1.44	$1.41	$1.52	$1.74		$1.53	$1.77	$1.63	$1.60	$1.77

—	(h)	0.03	0.03	0.03	0.03	0.03	—	(h)	0.03	0.03	0.03	0.03	0.03
(0.03)		0.22	(0.09)	0.17	0.10	(0.03)	(0.10)		0.31	(0.14)	0.24	0.14	(0.05)

(0.03)		0.25	(0.06)	0.20	0.13	—	(0.10)		0.34	(0.11)	0.27	0.17	(0.02)

—		(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	—		(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
—		(0.06)	(0.08)	(0.05)	(0.07)	(0.08)	—		(0.10)	(0.10)	(0.10)	(0.11)	(0.12)

—		(0.09)	(0.11)	(0.08)	(0.10)	(0.11)	—		(0.13)	(0.13)	(0.13)	(0.14)	(0.15)

$1.52		$1.55	$1.39	$1.56	$1.44	$1.41	$1.64		$1.74	$1.53	$1.77	$1.63	$1.60

(2.14	)(b)	19.15	(4.41)	13.72	9.08	0.16	(5.51	)(b)	22.74	(7.13)	16.64	10.86	(0.38)
400		433	371	397	347	316	291		320	271	304	264	249
(0.04	)(c)	1.91	1.95	1.90	2.08	2.09	(0.05	)(c)	1.69	1.74	1.65	1.74	1.81
0.04	(c)	0.03	0.02	0.02	0.02	0.02	0.05	(c)	0.04	0.02	0.02	0.02	0.02
0.04	(c)	0.03	0.02	0.02	0.02	0.02	0.05	(c)	0.04	0.02	0.02	0.02	0.02
4.50	(b)	8.40	9.50	12.05	6.65	8.10	3.20	(b)	9.06	9.13	9.55	9.51	7.86

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Money Market Fund
	Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,
			2019	2018	2017	2016		2015

Net Asset Value, Beginning of Period	$1.2315		$1.2215	$1.2040	$1.1972	$1.20		$1.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.0088		0.0329	0.0081	0.0077	—	(h)	—	(h)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.0041)		(0.0083)	0.0124	0.0005	—	(h)	—	(h)

Total From Investment Operations	0.0047		0.0246	0.0205	0.0082	—		—

Less Distributions
From Net Investment Income	—		(0.0146)	(0.0030)	(0.0014)	—		—
From Net Realized Gains	—		— (k)	—	—	—		—

Total Distributions	—		(0.0146)	(0.0030)	(0.0014)	—		—

Net Asset Value, End of Period	$1.2362		$1.2315	$1.2215	$1.2040	$1.20		$1.20

Total Return (%)(i)	0.39	(b)	2.01	1.71	0.70	0.14		(0.11)
Net Assets, End of Period ($ millions)	140		154	210	71	63		67
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.80	(c)	2.02	1.82	0.70	0.13		(0.11)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.25	(c)	0.24	0.20	0.25	0.28		0.26
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.25	(c)	0.24	0.20	0.24 (e)	0.28		0.26
Portfolio Turnover Rate (%)(a)	NA		NA	NA	NA	NA		NA

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Mid-Term Bond Fund								Bond Fund
Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,						Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,
		2019	2018	2017		2016	2015			2019	2018	2017		2016	2015

$1.06		$1.02	$1.04	$1.04		$1.03	$1.06	$1.48		$1.41	$1.44	$1.43		$1.41	$1.45

0.01		0.02	0.02	0.02		0.03	0.03	0.02		0.04	0.04	0.04		0.04	0.04
0.04		0.04	(0.02)	—	(h)	0.01	(0.03)	0.07		0.07	(0.03)	0.01		0.02	(0.03)

0.05		0.06	—	0.02		0.04	—	0.09		0.11	0.01	0.05		0.06	0.01

—		(0.02)	(0.02)	(0.02)		(0.03)	(0.03)	—		(0.04)	(0.04)	(0.04)		(0.04)	(0.05)
—		—	— (h)	—	(h)	— (h)	— (h)	—		—	—	—	(h)	— (h)	— (h)

—		(0.02)	(0.02)	(0.02)		(0.03)	(0.03)	—		(0.04)	(0.04)	(0.04)		(0.04)	(0.05)

$1.11		$1.06	$1.02	$1.04		$1.04	$1.03	$1.57		$1.48	$1.41	$1.44		$1.43	$1.41

4.62	(b)	6.04	0.57	2.32		3.51	0.61	6.17	(b)	7.65	0.17	3.62		4.71	0.33
694		672	587	558		492	452	1,715		1,574	1,346	1,274		1,108	1,007
1.99	(c)	2.26	2.44	2.37		2.45	2.68	2.30	(c)	2.70	2.93	2.98		3.07	2.93
0.46	(c)	0.45	0.45	0.47		0.46	0.46	0.44	(c)	0.44	0.45	0.45		0.45	0.45
0.46	(c)	0.45	0.45	0.45	(e)	0.46	0.46	0.44	(c)	0.44	0.45	0.44	(e)	0.45	0.45
5.91	(b)	19.47	20.12	14.18		17.52	19.07	17.50	(b)	13.36	10.71	10.65		13.54	27.51

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the “Investment Company”) is a diversified, open-end management investment company — a type of company commonly known as a “mutual fund”. It is registered as such under the Investment Company Act of 1940 (the “Investment Company Act”). The Investment Company was formed on February 21, 1986 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company (“Mutual of America Life”) and a former affiliate that offers the funds through its separate accounts. As a “series” type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At June 30, 2020, there were 27 active funds (collectively, “the Funds”): Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Small Cap Equity Index Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, International Fund, Composite Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund; Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund, 2050 Retirement Fund, 2055 Retirement Fund and 2060 Retirement Fund (collectively, “Retirement Funds”); a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively, “Allocation Funds”). The 2055 Retirement Fund commenced operations on October 1, 2016. The Small Cap Equity Index Fund and the 2060 Retirement Fund commenced operations on July 2, 2018.

Investment Company shares are issued to Mutual of America Life and, on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company’s Retirement Funds and Allocation Funds.

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2020, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the All America, Small Cap Growth and Small Cap Equity Index Funds (see Note 1 below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of June 30, 2020. Fair value inputs for all debt securities and temporary cash investments were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period. During 2020, there were no transfers between Level 1 and Level 2 securities.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2020:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total

Investments at Fair Value:

(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock-Indexed	$3,151,013,615	—	—		$3,151,013,615
Short-Term Debt Securities	—	$24,198,540	—		$24,198,540
Temporary Cash Investment	—	$83,666	—		$83,666

	$3,151,013,615	$24,282,206	—		$3,175,295,821
All America Fund
Common Stock-Indexed	$154,916,305	—	—		$154,916,305
Common Stock-Active	$102,330,157	—	$5,343	(1)	$102,335,500
Short-Term Debt Securities-Indexed	—	$84,991	—		$84,991
Short-Term Debt Securities-Active	—	$999,957	—		$999,957
Temporary Cash Investment	—	$2,684,950	—		$2,684,950

	$257,246,462	$3,769,898	$5,343		$261,021,703
Small Cap Value Fund
Common Stock	$356,301,476	—	—		$356,301,476
Short-Term Debt Securities	—	$14,799,649	—		$14,799,649
Temporary Cash Investment	—	$2,102,588	—		$2,102,588

	$356,301,476	$16,902,237			$373,203,713
Small Cap Growth Fund
Common Stock	$541,967,526	—	$89,773	(1)	$542,057,299
Short-Term Debt Securities	—	$4,999,879	—		$4,999,879
Temporary Cash Investment	—	$3,110,553	—		$3,110,553

	$541,967,526	$8,110,432	$89,773		$550,167,731
Small Cap Equity Index Fund
Common Stock-Indexed	$29,244,488	—	$37	(1)	$29,244,525
Temporary Cash Investment	—	$95,459	—		$95,459

	$29,244,488	$95,459	$37		$29,339,984
Mid Cap Value Fund
Common Stock	$73,565,058	—	—		$73,565,058
Short-Term Debt Securities	—	$1,999,958	—		$1,999,958
Temporary Cash Investment	—	$1,195,783	—		$1,195,783

	$73,565,058	$3,195,741	—		$76,760,799
Mid-Cap Equity Index Fund
Common Stock-Indexed	$1,353,784,094	—	—		$1,353,784,094
Short-Term Debt Securities	—	$53,897,892	—		$53,897,892
Temporary Cash Investment	—	$4,501,850	—		$4,501,850

	$1,353,784,094	$58,399,742	—		$1,412,183,836
International Fund
Common Stock	$670,697,545	—	—		$670,697,545
Short-Term Debt Securities	—	$6,399,688	—		$6,399,688
Temporary Cash Investment	—	$3,467,301	—		$3,467,301

	$670,697,545	$9,866,989	—		$680,564,534
Composite Fund
Common Stock	$96,647,548	—	—		$96,647,548
U.S. Government Debt	—	$34,027,319	—		$34,027,319
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$21,019,689	—		$21,019,689

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Long-Term Corporate Debt	—	$17,823,496	—	$17,823,496
Short-Term Debt Securities	—	$3,999,993	—	$3,999,993
Temporary Cash Investment	—	$2,687,517	—	$2,687,517

	$96,647,548	$79,558,014	—	$176,205,562
Retirement Income Fund
Common Stock	$137,647,774	—	—	$137,647,774
2010 Retirement Fund
Common Stock	$27,076,990	—	—	$27,076,990
2015 Retirement Fund
Common Stock	$133,876,193	—	—	$133,876,193
2020 Retirement Fund
Common Stock	$549,065,937	—	—	$549,065,937
2025 Retirement Fund
Common Stock	$892,381,825	—	—	$892,381,825
2030 Retirement Fund
Common Stock	$821,122,127	—	—	$821,122,127
2035 Retirement Fund
Common Stock	$686,665,042	—	—	$686,665,042
2040 Retirement Fund
Common Stock	$568,501,897	—	—	$568,501,897
2045 Retirement Fund
Common Stock	$586,698,479	—	—	$586,698,479
2050 Retirement Fund
Common Stock	$418,518,264	—	—	$418,518,264
2055 Retirement Fund
Common Stock	$157,781,022	—	—	$157,781,022
2060 Retirement Fund
Common Stock	$44,524,516	—	—	$44,524,516
Conservative Allocation Fund
Common Stock	$173,530,618	—	—	$173,530,618
Moderate Allocation Fund
Common Stock	$400,202,586	—	—	$400,202,586
Aggressive Allocation Fund
Common Stock	$290,810,760	—	—	$290,810,760
Money Market Fund
U.S. Government Debt	—	$39,792,576	—	$39,792,576
U.S. Government Agency Short-Term Debt	—	$17,749,213	—	$17,749,213
Commercial Paper	—	$66,580,020	—	$66,580,020
Corporate Debt	—	$14,621,722	—	$14,621,722
Temporary Cash Investment	—	$374,509	—	$374,509

	—	$139,118,040	—	$139,118,040
Mid-Term Bond Fund
U.S. Government Debt	—	$498,363,737	—	$498,363,737
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$39	—	$39
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$873,308	—	$873,308
Long-Term Corporate Debt	—	$189,999,253	—	$189,999,253
Temporary Cash Investment	—	$878,279	—	$878,279

	—	$690,114,616	—	$690,114,616
Bond Fund
U.S. Government Debt	—	$733,813,712	—	$733,813,712
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$526,517,565	—	$526,517,565

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Long-Term Corporate Debt	—	$435,345,329	—	$435,345,329
Sovereign Debt	—	$2,848,256	—	$2,848,256
Temporary Cash Investment	—	$14,337,889	—	$14,337,889

	—	$1,712,862,751	—	$1,712,862,751

Other Financial Instruments:*

Equity Index Fund	$498,395	—	—	$498,395
All America Fund	$36,027	—	—	$36,027
Mid-Cap Equity Index Fund	$704,105	—	—	$704,105

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(1)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2020
	Balance December 31, 2019(a)	Change in Unrealized Gains (Losses)		Change in Realized Gains (Losses)		Transfers Into Level 3	Transfers Out of Level 3	Purchases		Sales		Balance June 30, 2020(a)		Unrealized Gains/(Losses) of Level 3 Assets Held as of June 30, 2020 Included in Statements of Operations
All America Fund — Active Common Stock	$176,715	$(50,386	)(b)	$62,958	(b)	—	—	—		$(183,944	)(b)	$5,343	(b)	$(50,386	)(b)
Small Cap Value Fund	$1,925,481	$(563,673	)(c)	$705,175	(c)	—	—	—		$(2,066,983	)(c)	—		—
Small Cap Growth Fund	$89,773	—		—		—	—	—		—		$89,773	(d)	—
Small Cap Equity Index Fund	—	—		—		—	—	$37	(e)	—		$37	(e)	—

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)

Level 3 security, Ferroglobe Representation & Warranty Insurance Trust, with $0 fair value and Alder Biopharmaceuticals, Inc. — contingent value rights with $5,343 fair value. Level 3 security, Xura, Inc., with change in unrealized loss of $(50,386), realized gain of $62,958 and sales of $183,944.

(c)

Level 3 security, Lyondell Basell Industries — contingent value rights, with realized gain of $407 and sales of $407. Level 3 security, Xura, Inc., with change in unrealized loss of $(563,673), realized gain of $704,768 and sales of $2,066,576.

(d)	Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value and Alder Biopharmaceuticals, Inc. — contingent value rights with $89,773 fair value.
(e)	Level 3 security Contra Progenics Pharmaceuticals, Inc. — contingent value rights, with $37 fair value and purchase of $37.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Mutual of America Capital Management LLC (“the Adviser”) uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of June 30, 2020 and for the six months ended June 30, 2020:

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Assets and Liabilities	Equity Index Fund	All America Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$498,395	$36,027	$704,105

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Operations	Equity Index Fund	All America Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$(16,686,266)	$(56,717)	$(6,424,734)

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$(1,569,343)	$(58,823)	$(1,003,575)

During the six months ended June 30, 2020, the Equity Index Fund, All America Fund and Mid-Cap Equity Index Fund held futures contracts with average notional amounts of $62,027,938, $43,015,031 and $2,987,497, respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Retirement Funds — Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund’s time horizon.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The Retirement Funds target their investments in the following underlying funds of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Equity Index Fund	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	20%	5%	—	—	—	—	30%	30%	15%
2010 Retirement Fund	20%	5%	—	—	—	—	30%	30%	15%
2015 Retirement Fund	22%	8%	—	—	—	5%	30%	25%	10%
2020 Retirement Fund	25%	10%	1%	1%	—	8%	28%	22%	5%
2025 Retirement Fund	29%	12%	2%	2%	—	10%	27%	18%	—
2030 Retirement Fund	33%	16%	3%	3%	—	12%	23%	10%	—
2035 Retirement Fund	35%	18%	4%	4%	1%	15%	23%	—	—
2040 Retirement Fund	35%	21%	4%	4%	2%	18%	16%	—	—
2045 Retirement Fund	35%	21%	5%	5%	2%	18%	14%	—	—
2050 Retirement Fund	34%	22%	5%	5%	3%	19%	12%	—	—
2055 Retirement Fund	34%	22%	6%	6%	3%	19%	10%	—	—
2060 Retirement Fund	33%	23%	6%	6%	4%	20%	8%	—	—

Generally, rebalancing of the Retirement Funds’ holdings is performed on a periodic basis and the mix of underlying Funds is reviewed annually.

Allocation Funds — The Allocation Funds target their investments in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund
Conservative Allocation	25%	5%	—	—	5%	30%	35%
Moderate Allocation	35%	15%	—	—	10%	25%	15%
Aggressive Allocation	35%	20%	5%	5%	15%	20%	—

Generally, rebalancing of the Allocation Funds’ holdings is performed on a periodic basis.

Change in Target Investments — During the year, the Retirement Funds listed below had changes to their target investments. Overall increases (decreases) to the target percentages were as follows (unaudited):

	Equity Index Fund		Mid-Cap Equity Index Fund		Small Cap Growth Fund		Small Cap Value Fund		Small Cap Equity Index Fund	International Fund		Bond Fund	Mid-Term Bond Fund	Money Market Fund
2010 Retirement Fund	—		(1%	)	—		—		—	(2%	)	—	—	3%
2015 Retirement Fund	—		—		(1%	)	(1%	)	—	—		2%	—	—
2020 Retirement Fund	—		—		(1%	)	(1%	)	—	—		2%	—	—
2025 Retirement Fund	—		—		(1%	)	(1%	)	—	—		2%	—	—
2030 Retirement Fund	—		—		(1%	)	(1%	)	—	—		—	2%	—
2035 Retirement Fund	—		(1%	)	(1%	)	(1%	)	1%	1%		1%	—	—
2040 Retirement Fund	(2%	)	—		(1%	)	(1%	)	1%	2%		1%	—	—
2045 Retirement Fund	—		—		(1%	)	(1%	)	1%	—		1%	—	—
2050 Retirement Fund	—		—		(1%	)	(1%	)	1%	—		1%	—	—
2055 Retirement Fund	1%		—		(1%	)	(1%	)	1%	(1%	)	1%	—	—
2060 Retirement Fund	1%		—		(2%	)	(2%	)	2%	—		1%	—	—

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company’s policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds’ net asset values) are made within the funds’ capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2020, management has evaluated the tax positions taken on the Funds’ filed tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Bond Fund and Mid-Term Bond Fund had a capital loss carry forward of $2,482,246 and $801,962, respectively, to offset net realized capital gains generated after December 31, 2019.

2.	EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management LLC (“the Adviser”), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
Retirement Funds	.05%
Equity Index, Mid-Cap Equity Index, Small Cap Equity Index, International Funds	.075%
Money Market Fund	.15%
Bond Fund	.39%
All America, Composite, Mid-Term Bond Funds	.40%
Mid Cap Value Fund	.55%
Small Cap Value, Small Cap Growth Funds	.75%

The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Shareholders in the Allocation and Retirement Funds indirectly bear their pro-rata share of the investment management fees incurred by the underlying funds in which they invest. Through December 31, 2014, they also did not incur operating expenses other than those included in each of the underlying funds in which they invest. Commencing January 1, 2015, the expense allocation methodology was modified such that certain non-advisory operating expenses that can be attributed only to the Retirement and Allocation Funds are now charged directly to those Funds. During 2017, Mutual of America reimbursed the applicable funds $492,285 to reflect the change in the operating expense allocation methodology.

Effective January 1, 2015, the Investment Company and the Adviser entered into an agreement under which the Adviser agrees to reimburse the direct non-advisory operating expenses of any Allocation or Retirement Fund (each a “Fund of Funds”) that has less than $50 million in average daily net assets for the prior calendar year. This agreement

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

2.	EXPENSES (CONTINUED)

remains in effect through April 30, 2021 and continues into successive 12 month periods ending April 30 unless i) The Fund of Funds has at least $50 million in average daily net assets for the prior calendar year, ii) the Investment Company gives not less than 30 days written notice to the Adviser, or iii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

Effective July 2, 2018, the Investment Company and the Adviser entered into an agreement under which the Adviser agrees to reimburse the non-advisory operating expenses of the Small Cap Equity Index Fund to the extent that such operating expenses exceed 0.07% of net assets. This agreement remains in effect through April 30, 2021 and continues into successive 12 month periods ending April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the six months ended June 30, 2020, were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Cost of investment purchases	$94,151,655	$30,106,144	$84,727,999	$195,520,471	$16,043,311

Proceeds from sales of investments	$131,328,311	$52,918,991	$85,139,694	$257,839,536	$9,633,811

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund
Cost of investment purchases	$6,487,502	$173,270,424	$85,630,145	$35,135,651	$11,199,757

Proceeds from sales of investments	$9,427,031	$155,376,272	$43,802,038	$48,623,190	$13,711,517

	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Cost of investment purchases	$6,251,376	$9,937,492	$24,277,606	$44,663,504	$50,823,810

Proceeds from sales of investments	$6,242,826	$23,610,834	$72,836,527	$69,171,427	$46,033,923

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Cost of investment purchases	$46,553,605	$46,229,310	$41,680,301	$39,602,473	$27,225,810

Proceeds from sales of investments	$31,195,506	$27,481,887	$23,335,682	$15,179,640	$3,613,116

	2060 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund
Cost of investment purchases	$18,110,183	$11,502,380	$18,011,263	$9,264,970	$—

Proceeds from sales of investments	$1,631,740	$18,190,747	$40,367,991	$21,169,622	$—

	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$42,870,011	$353,267,348

Proceeds from sales of investments	$39,870,425	$284,495,719

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

3.	INVESTMENTS (CONTINUED)

The cost of short-term security purchases for the Money Market Fund for the six months ended June 30, 2020, was $963,678,907; proceeds from sales for the same period were $978,779,173.

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at June 30, 2020 for each of the Funds were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Unrealized Appreciation	$1,517,931,257	$84,661,610	$39,386,582	$110,090,766	$2,013,544
Unrealized Depreciation	(161,054,887)	(21,892,342)	(59,699,728)	(39,818,909)	(7,236,810)

Net	$1,356,876,370	$62,769,268	$(20,313,146)	$70,271,857	$(5,223,266)

Tax Cost of Investments	$1,818,419,451	$198,252,435	$393,516,859	$479,895,874	$34,563,250

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund
Unrealized Appreciation	$15,312,049	$279,550,249	$23,100,628	$32,062,093	$8,902,467
Unrealized Depreciation	(11,591,284)	(203,259,929)	(33,696,960)	(4,051,579)	(1,504,992)

Net	$3,720,765	$76,290,320	$(10,596,332)	$28,010,514	$7,397,475

Tax Cost of Investments	$73,040,034	$1,335,893,516	$691,160,866	$148,195,048	$130,250,299

	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Unrealized Appreciation	$1,813,625	$11,366,499	$48,441,516	$82,938,612	$77,248,645
Unrealized Depreciation	(348,559)	(1,623,116)	(9,974,295)	(21,825,201)	(22,844,012)

Net	$1,465,066	$9,743,383	$38,467,221	$61,113,411	$54,404,633

Tax Cost of Investments	$25,611,924	$124,132,810	$510,598,716	$831,268,414	$766,717,494

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Unrealized Appreciation	$67,115,142	$57,242,403	$64,122,321	$30,550,369	$6,225,471
Unrealized Depreciation	(20,246,602)	(17,963,021)	(17,427,454)	(20,084,836)	(8,525,382)

Net	$46,868,540	$39,279,382	$46,694,867	$10,465,533	$(2,299,911)

Tax Cost of Investments	$639,796,502	$529,222,515	$540,003,612	$408,052,731	$160,080,933

	2060 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund
Unrealized Appreciation	$1,214,578	$14,455,645	$49,435,562	$40,649,633	$78
Unrealized Depreciation	(1,205,666)	(2,279,415)	(5,971,773)	(6,450,931)	(3,735)

Net	$8,912	$12,176,230	$43,463,789	$34,198,702	$(3,657)

Tax Cost of Investments	$44,515,604	$161,354,388	$356,738,797	$256,612,058	$139,121,697

	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$41,521,205	$134,104,572
Unrealized Depreciation	(6,443,675)	(14,067,127)

Net	$35,077,530	$120,037,445

Tax Cost of Investments	$655,037,086	$1,592,825,306

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

3.	INVESTMENTS (CONTINUED)

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

Investments in affiliated investment companies during the six months ended June 30, 2020 were as follows:

Affiliated Investment Company	Value as of December 31, 2019	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2020
Retirement Income Fund
Bond Fund	$40,998,749	$3,059,927	$143,773	$2,337,038	$(3,809,565)	$42,729,922
Equity Index Fund	30,765,719	2,039,951	852,866	(2,143,907)	(3,581,939)	27,932,690
Mid-Cap Equity Index Fund	7,335,302	509,988	(51,548)	(944,149)	(639,734)	6,209,859
Mid-Term Bond Fund	40,568,604	3,059,927	107,178	1,729,844	(3,802,379)	41,663,174
Money Market Fund	18,388,425	2,529,964	52,703	18,937	(1,877,900)	19,112,129

Total	$138,056,799	$11,199,757	$1,104,972	$997,763	$(13,711,517)	$137,647,774

2010 Retirement Fund
Bond Fund	$7,939,153	$2,138,053	$107,595	$371,404	$(2,094,597)	$8,461,608
Equity Index Fund	6,150,823	732,378	331,596	(527,895)	(1,191,877)	5,495,025
International Fund	789,092	60,512	(82,178)	(57,166)	(710,260)	—
Mid-Cap Equity Index Fund	2,100,502	213,351	(62,365)	(238,461)	(722,702)	1,290,325
Mid-Term Bond Fund	7,553,300	1,398,567	46,427	305,674	(1,088,938)	8,215,030
Money Market Fund	2,331,063	1,708,515	11,965	(2,089)	(434,452)	3,615,002

Total	$26,863,933	$6,251,376	$353,040	$(148,533)	$(6,242,826)	$27,076,990

2015 Retirement Fund
Bond Fund	$41,149,238	$2,314,603	$161,948	$2,208,212	$(4,958,596)	$40,875,405
Equity Index Fund	39,213,614	872,992	1,781,892	(3,578,205)	(7,146,699)	31,143,594
International Fund	6,089,722	1,198,407	(45,004)	(547,197)	(828,043)	5,867,885
Mid-Cap Equity Index Fund	14,874,597	317,451	(340,999)	(1,696,581)	(2,520,838)	10,633,630
Mid-Term Bond Fund	34,253,672	1,805,661	12,333	1,456,657	(4,295,457)	33,232,866
Money Market Fund	10,268,752	3,396,814	44,055	(3,207)	(1,583,601)	12,122,813
Small Cap Growth Fund	1,395,052	15,782	(21,966)	(76,264)	(1,312,604)	—
Small Cap Value Fund	1,303,698	15,782	(389,106)	34,622	(964,996)	—

Total	$148,548,345	$9,937,492	$1,203,153	$(2,201,963)	$(23,610,834)	$133,876,193

2020 Retirement Fund
Bond Fund	$153,345,428	$2,477,484	$1,003,933	$8,026,617	$(15,030,893)	$149,822,569
Equity Index Fund	186,776,304	2,319,401	8,282,168	(16,944,847)	(30,488,740)	149,944,286
International Fund	41,949,107	742,208	(152,453)	(4,679,096)	(4,422,878)	33,436,888
Mid-Cap Equity Index Fund	66,991,462	927,762	227,063	(8,983,078)	(5,938,577)	53,224,632
Mid-Term Bond Fund	120,305,809	2,041,073	123,125	5,154,583	(12,328,532)	115,296,058
Money Market Fund	14,141,367	15,463,880	5,739	66,482	(2,426,370)	27,251,098
Small Cap Growth Fund	12,876,632	152,899	(87,093)	152,629	(1,118,312)	11,976,755
Small Cap Value Fund	12,083,385	152,899	(310,484)	(2,729,924)	(1,082,225)	8,113,651

Total	$608,469,494	$24,277,606	$9,091,998	$(19,936,634)	$(72,836,527)	$549,065,937

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2019	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2020

2025 Retirement Fund
Bond Fund	$214,209,852	$14,828,011	$622,746	$12,526,236	$(12,411,321)	$229,775,524
Equity Index Fund	329,263,044	7,732,417	11,819,359	(25,685,105)	(31,121,794)	292,007,921
International Fund	83,937,897	2,666,351	524,248	(10,166,102)	(4,858,527)	72,103,867
Mid-Cap Equity Index Fund	120,715,056	3,199,620	465,423	(16,230,407)	(6,272,025)	101,877,667
Mid-Term Bond Fund	127,929,626	14,799,431	127,877	5,853,991	(8,260,465)	140,450,460
Small Cap Growth Fund	37,025,147	718,837	(855,807)	131,862	(4,681,650)	32,338,389
Small Cap Value Fund	33,137,341	718,837	(99,515)	(8,363,021)	(1,565,645)	23,827,997

Total	$946,217,963	$44,663,504	$12,604,331	$(41,932,546)	$(69,171,427)	$892,381,825

2030 Retirement Fund
Bond Fund	$173,643,085	$12,009,465	$208,092	$10,552,370	$(6,556,438)	$189,856,574
Equity Index Fund	316,464,231	11,491,890	8,655,089	(20,551,230)	(20,501,747)	295,558,233
International Fund	89,534,554	6,178,852	594,470	(10,470,003)	(3,386,052)	82,451,821
Mid-Cap Equity Index Fund	148,364,589	5,571,802	1,325,343	(20,237,309)	(4,966,905)	130,057,520
Mid-Term Bond Fund	46,775,369	13,002,061	42,887	2,315,863	(2,136,554)	59,999,626
Small Cap Growth Fund	41,365,163	1,284,870	(198,675)	8,674	(7,285,133)	35,174,899
Small Cap Value Fund	37,515,336	1,284,870	63,090	(9,638,748)	(1,201,094)	28,023,454

Total	$853,662,327	$50,823,810	$10,690,296	$(48,020,383)	$(46,033,923)	$821,122,127

2035 Retirement Fund
Bond Fund	$124,173,646	$20,585,624	$95,583	$7,906,100	$(2,894,965)	$149,865,988
Equity Index Fund	279,944,103	10,337,731	7,099,295	(17,789,717)	(16,226,265)	263,365,147
International Fund	86,538,474	7,222,667	467,997	(9,878,544)	(1,903,357)	82,447,237
Mid-Cap Equity Index Fund	143,878,875	5,524,337	980,109	(19,434,263)	(3,722,073)	127,226,985
Small Cap Equity Index Fund	0	104,756	1,821	4,590	(21,180)	89,987
Small Cap Growth Fund	39,569,557	1,389,245	(468,765)	258,215	(5,739,905)	35,008,347
Small Cap Value Fund	37,617,280	1,389,245	23,406	(9,680,819)	(687,761)	28,661,351

Total	$711,721,935	$46,553,605	$8,199,446	$(48,614,438)	$(31,195,506)	$686,665,042

2040 Retirement Fund
Bond Fund	$74,199,182	$14,306,891	$88,979	$4,686,328	$(1,328,481)	$91,952,899
Equity Index Fund	233,034,241	10,299,880	7,204,560	(14,803,395)	(13,619,937)	222,115,349
International Fund	82,763,293	12,661,644	222,428	(8,707,888)	(1,455,814)	85,483,663
Mid-Cap Equity Index Fund	119,231,742	5,928,152	632,566	(15,767,400)	(1,948,760)	108,076,300
Small Cap Equity Index Fund	2,200,674	354,771	(14,393)	(381,975)	(83,250)	2,075,827
Small Cap Growth Fund	38,425,748	1,338,986	(1,361,291)	429,579	(7,533,709)	31,299,313
Small Cap Value Fund	37,257,942	1,338,986	(34,768)	(9,551,678)	(1,511,936)	27,498,546

Total	$587,112,822	$46,229,310	$6,738,081	$(44,096,429)	$(27,481,887)	$568,501,897

2045 Retirement Fund
Bond Fund	$65,377,999	$14,272,621	$60,434	$4,187,485	$(777,668)	$83,120,871
Equity Index Fund	232,834,690	8,638,101	5,000,709	(13,246,677)	(10,301,485)	222,925,338
International Fund	88,761,708	10,442,452	120,801	(9,412,101)	(1,054,577)	88,858,283
Mid-Cap Equity Index Fund	130,915,375	5,182,872	340,221	(16,930,609)	(1,336,508)	118,171,351
Small Cap Equity Index Fund	2,131,242	310,986	(8,335)	(369,285)	(55,607)	2,009,001
Small Cap Growth Fund	46,690,086	1,416,635	(690,670)	(38,835)	(8,413,729)	38,963,487
Small Cap Value Fund	43,922,587	1,416,634	(45,871)	(11,247,094)	(1,396,108)	32,650,148

Total	$610,633,687	$41,680,301	$4,777,289	$(47,057,116)	$(23,335,682)	$586,698,479

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2019	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2020

2050 Retirement Fund
Bond Fund	$37,272,948	$12,125,904	$8,437	$2,486,811	$(305,512)	$51,588,588
Equity Index Fund	155,314,968	9,384,846	1,127,906	(6,219,352)	(5,144,496)	154,463,872
International Fund	68,995,910	8,244,469	37,177	(7,342,507)	(540,313)	69,394,736
Mid-Cap Equity Index Fund	91,679,185	6,072,542	25,034	(11,553,259)	(685,941)	85,537,561
Small Cap Equity Index Fund	2,957,556	641,681	(3,710)	(517,814)	(38,769)	3,038,944
Small Cap Growth Fund	35,910,848	1,566,515	(964,151)	196,136	(7,242,532)	29,466,816
Small Cap Value Fund	33,251,312	1,566,516	(448,782)	(8,119,222)	(1,222,077)	25,027,747

Total	$425,382,727	$39,602,473	$(218,089)	$(31,069,207)	$(15,179,640)	$418,518,264

2055 Retirement Fund
Bond Fund	$12,075,994	$4,250,098	$2,386	$822,539	$(52,282)	$17,098,735
Equity Index Fund	49,476,683	8,064,294	59,330	(1,159,082)	(211,824)	56,229,401
International Fund	25,228,284	5,775,384	18,082	(2,586,833)	(108,286)	28,326,631
Mid-Cap Equity Index Fund	31,450,385	5,329,679	3,667	(3,790,664)	(133,078)	32,859,989
Small Cap Equity Index Fund	951,280	554,291	57	(154,979)	(5,290)	1,345,359
Small Cap Growth Fund	12,664,228	1,626,032	(248,059)	311,448	(2,052,883)	12,300,766
Small Cap Value Fund	12,232,199	1,626,032	(533,583)	(2,655,034)	(1,049,473)	9,620,141

Total	$144,079,053	$27,225,810	$(698,120)	$(9,212,605)	$(3,613,116)	$157,781,022

2060 Retirement Fund
Bond Fund	$1,961,313	$1,745,924	$3,033	$148,976	$(44,974)	$3,814,272
Equity Index Fund	9,503,459	5,523,470	15,270	20,125	(205,647)	14,856,677
International Fund	5,898,353	3,422,037	(3,367)	(522,677)	(125,542)	8,668,804
Mid-Cap Equity Index Fund	6,764,000	3,935,342	(22,899)	(645,515)	(144,268)	9,886,660
Small Cap Equity Index Fund	502,714	938,628	(1,399)	(17,976)	(15,318)	1,406,649
Small Cap Growth Fund	2,582,811	1,272,391	(48,891)	154,310	(1,049,563)	2,911,058
Small Cap Value Fund	2,396,139	1,272,391	(7,079)	(634,627)	(46,428)	2,980,396

Total	$29,608,789	$18,110,183	$(65,332)	$(1,497,384)	$(1,631,740)	$44,524,516

Conservative Allocation Fund
Bond Fund	$52,787,947	$3,450,714	$213,113	$2,912,846	$(5,431,764)	$53,932,856
Equity Index Fund	45,379,902	2,875,595	1,332,419	(2,694,244)	(4,607,411)	42,286,261
International Fund	10,011,276	575,119	36,013	(1,107,603)	(956,227)	8,558,578
Mid-Cap Equity Index Fund	9,115,192	575,119	18,370	(1,134,586)	(915,246)	7,658,849
Mid-Term Bond Fund	60,659,106	4,025,833	75,677	2,613,557	(6,280,099)	61,094,074

Total	$177,953,423	$11,502,380	$1,675,592	$589,970	$(18,190,747)	$173,530,618

Moderate Allocation Fund
Bond Fund	$106,024,970	$3,002,816	$1,058,272	$5,280,381	$(11,518,757)	$103,847,682
Equity Index Fund	153,952,504	4,203,942	7,469,689	(13,031,716)	(14,159,220)	138,435,199
International Fund	43,502,009	4,201,126	(280,462)	(4,838,327)	(3,426,022)	39,158,324
Mid-Cap Equity Index Fund	65,738,985	4,801,690	888,262	(9,807,184)	(5,158,668)	56,463,085
Mid-Term Bond Fund	63,749,361	1,801,689	85,954	2,766,616	(6,105,324)	62,298,296

Total	$432,967,829	$18,011,263	$9,221,715	$(19,630,230)	$(40,367,991)	$400,202,586

Aggressive Allocation Fund
Bond Fund	$62,239,270	$672,994	$627,497	$3,115,746	$(5,428,977)	$61,226,530
Equity Index Fund	112,892,489	1,177,740	4,800,375	(8,267,944)	(8,874,984)	101,727,676
International Fund	48,007,424	2,904,745	(76,829)	(5,337,869)	(2,282,707)	43,214,764
Mid-Cap Equity Index Fund	64,512,611	1,772,994	941,829	(9,186,469)	(3,052,514)	54,988,451
Small Cap Growth Fund	16,387,345	168,248	162,712	47,616	(772,394)	15,993,527
Small Cap Value Fund	16,083,156	2,568,249	154,749	(4,388,296)	(758,046)	13,659,812

Total	$320,122,295	$9,264,970	$6,610,333	$(24,017,216)	$(21,169,622)	$290,810,760

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

4.	CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of June 30, 2020, shares authorized were allocated into the 29 series of Funds as follows:

Authorized No. of Shares
Total Shares Allocated
Equity Index Fund	900,000,000
All America Fund	200,000,000
Small Cap Value Fund	475,000,000
Small Cap Growth Fund	570,000,000
Small Cap Equity Index Fund	200,000,000
Mid Cap Value Fund	100,000,000
Mid-Cap Equity Index Fund	1,050,000,000
International Fund	1,275,000,000
Composite Fund	150,000,000
Retirement Income Fund	270,000,000
2010 Retirement Fund	50,000,000
2015 Retirement Fund	200,000,000
2020 Retirement Fund	665,000,000
2025 Retirement Fund	1,025,000,000
2030 Retirement Fund	915,000,000
2035 Retirement Fund	845,000,000
2040 Retirement Fund	685,000,000
2045 Retirement Fund	675,000,000
2050 Retirement Fund	470,000,000
2055 Retirement Fund	350,000,000
2060 Retirement Fund	200,000,000
2065 Retirement Fund*	100,000,000
Conservative Allocation Fund	215,000,000
Moderate Allocation Fund	370,000,000
Aggressive Allocation Fund	265,000,000
Money Market Fund	425,000,000
Mid-Term Bond Fund	840,000,000
Bond Fund	1,525,000,000
Catholic Values Index Fund*	100,000,000

Sub-Total	15,110,000,000
Shares to be allocated at the discretion of the Board of Directors	3,640,000,000

Total	18,750,000,000

*	Fund to commence operations on, or after, July 1, 2020.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

On September 19, 2019 and September 20, 2019, required distributions of net investment income and, as applicable, net realized gains relating to 2018 were declared and paid for all applicable funds in accordance with Internal Revenue Code Section 855(a). No such distributions were required for the Small Cap Equity Index Fund.

On December 26, 2019, required dividend distribution from net investment income and net realized gains were declared and paid for the Small Cap Equity Index Fund.

The Funds of Mutual of America Investment Corporation intend to declare and pay their respective tax year 2019 investment company taxable income and capital gains in 2020 in accordance with Internal Revenue Code Section 855(a).

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

Pursuant to shareholders’ instructions, substantially all dividend distributions throughout 2020 and 2019 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2020 and 2019 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Ordinary Income (a)
2020	$0	$0	$0	$0	$0
2019	$50,705,532	$3,705,059	$4,007,612	$520,427	$506,895
Long-Term Capital Gains
2020	$0	$0	$0	$0	$0
2019	$56,282,908	$19,722,504	$27,699,815	$46,815,220	$75,260
Return of Capital
2020	$0	$0	$0	$0	$0
2019	$0	$0	$0	$0	$0

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Fund
Ordinary Income (a)
2020	$0	$0	$0	$0	$0
2019	$1,240,677	$22,769,062	$14,819,838	$4,065,765	$1,908,444
Long-Term Capital Gains
2020	$0	$0	$0	$0	$0
2019	$2,284,051	$95,862,824	$0	$8,160,124	$1,926,004

	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Ordinary Income (a)
2020	$0	$0	$0	$0	$0
2019	$476,056	$2,895,917	$10,744,694	$14,104,082	$11,887,199
Long-Term Capital Gains
2020	$0	$0	$0	$0	$0
2019	$749,599	$6,509,459	$24,235,517	$30,493,288	$26,168,201

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Ordinary Income (a)
2020	$0	$0	$0	$0	$0
2019	$9,486,781	$7,589,088	$8,048,993	$5,028,164	$1,071,155
Long-Term Capital Gains
2020	$0	$0	$0	$0	$0
2019	$22,587,202	$16,864,407	$20,921,544	$10,871,928	$2,282,916

	2060 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund
Ordinary Income (a)
2020	$0	$0	$0	$0	$0
2019	$13,446	$3,384,999	$8,202,249	$5,732,958	$2,221,214
Long-Term Capital Gains
2020	$0	$0	$0	$0	$0
2019	$23,470	$3,898,222	$16,736,788	$17,284,510	$0

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)
2020	$0	$0
2019	$13,773,991	$37,592,921
Long-Term Capital Gains
2020	$0	$0
2019	$0	$0

Notes:

(a)	Includes distributions from Fund-level net short-term capital gains.

Undistributed net income and gains (losses) — As of June 30, 2020, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Accumulated undistributed net investment income	$96,742,565	$6,065,020	$11,239,320	$2,551,162	$463,099
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$119,277,296	$32,903,506	$(33,166,864)	$55,699,652	$(165,615)
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,356,876,370	$62,769,268	$(20,313,146)	$70,271,857	$(5,223,266)

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund
Accumulated undistributed net investment income	$2,489,973	$34,869,721	$26,878,287	$5,688,597	$2,107,758
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$3,783,495	$101,901,923	$(2,621,967)	$4,713,818	$2,737,597
Net unrealized appreciation (depreciation) of investments and futures contracts	$3,720,765	$76,290,320	$(10,596,332)	$28,010,514	$7,397,475

	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Accumulated undistributed net investment income	$504,828	$2,654,145	$10,724,031	$15,205,333	$12,928,252
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$869,538	$7,778,894	$33,172,169	$43,618,681	$40,911,836
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,465,066	$9,743,383	$38,467,221	$61,113,411	$54,404,633

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Accumulated undistributed net investment income	$10,407,520	$8,239,164	$8,396,476	$5,645,620	$1,705,810
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$33,790,257	$26,330,713	$27,215,227	$12,571,313	$3,087,167
Net unrealized appreciation (depreciation) of investments and futures contracts	$46,868,540	$39,279,382	$46,694,867	$10,465,533	$(2,299,911)

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	2060 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund
Accumulated undistributed net investment income	$287,721	$3,421,949	$7,941,711	$5,258,488	$4,553,966
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$524,868	$5,156,304	$26,591,859	$24,802,553	$0
Net unrealized appreciation (depreciation) of investments and futures contracts	$8,912	$12,176,230	$43,463,789	$34,198,702	$(3,657)

	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$20,963,486	$60,050,491
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(110,919)	$2,052,639
Net unrealized appreciation (depreciation) of investments and futures contracts	$35,077,530	$120,037,445

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

6.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-08, which amends guidance on the amortization period of premiums on certain purchased callable debt securities. Specifically, the amendments shorten the amortization period of premiums on certain purchased callable debt securities to the earliest call date. The amendments affect all entities that hold investments in callable debt securities that have an amortized cost basis in excess of the amount that is repayable by the issuer at the earliest call date (that is, at a premium).

For public business entities, the amendments in ASU 2017-08 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Management has evaluated ASU 2017-08 and determined that there is no material impact on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has decided not to early adopt and continues to evaluate the provisions of the ASU and does not expect a material impact to financial statement disclosures.

MUTUAL OF AMERICA INVESTMENT CORPORATION

ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are schedules of Mutual of America Investment Corporation’s (“Investment Company”) Fund portfolio holdings as of June 30, 2020. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or, starting in 2019, on Form N-PORT and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q, N-PORT and N-CSR are available on the SEC’s website at http://www.sec.gov.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022-6839

Renewal of Investment Advisory Agreements

At its meeting held on February 27, 2020, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the “Adviser”). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At December 31, 2019, the Adviser had approximately $19 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company’s Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser’s quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2019, the vast majority of the Funds demonstrated gross performance that was above their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser’s investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser’s fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser’s fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

MUTUAL OF AMERICA

LIFE INSURANCE COMPANY

320 PARK AVENUE

NEW YORK, NY 10022-6839

www.mutualofamerica.com

320 PARK AVENUE

NEW YORK NY 10022-6839

ADDRESS SERVICE REQUESTED

You can receive these and other important documents electronically. Sign up for eDocuments and we’ll waive the monthly participant charge. Find out more at mutualofamerica.com or call 1-800-468-3785.

M100-MOA

ITEM 2.	CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	Not applicable. The complete Schedules of Investment are included as part of the Reports to Stockholders in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

Attached hereto:

(a) (1) Not applicable to semi-annual report.

(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  Mutual of America Investment Corporation

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	September 4, 2020

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	September 4, 2020